UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-2652

Name of Registrant:	Vanguard Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2007 - June 30, 2007

Item 1:	Reports to Shareholders

Vanguard® 500 Index Fund

> Semiannual Report

June 30, 2007

>	During the fiscal half-year ended June 30, 2007, Vanguard 500 Index Fund returned 6.9%, closely tracking the performance of its benchmark.

>	Every sector contributed to the fund’s overall returns except for financials, which produced a slight loss.

>	The benchmark S&P 500 Index climbed to its first new highs since 2000, although it pulled back somewhat by the end of the period.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Fund Profile	6
Performance Summary	7
Financial Statements	8
About Your Fund’s Expenses	23
Trustees Approve Advisory Arrangement	25
Glossary	26

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2007
	Ticker	Total
	Symbol	Returns
Vanguard 500 Index Fund
Investor Shares	VFINX	6.9%
Admiral™ Shares1	VFIAX	6.9
Signal™ Shares2	VIFSX	6.9
S&P 500 Index		7.0
Average Large-Cap Core Fund3		6.9

Your Fund’s Performance at a Glance
December 31, 2006–June 30, 2007
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard 500 Index Fund
Investor Shares	$130.59	$138.42	$1.120	$0.000
Admiral Shares	130.59	138.43	1.174	0.000
Signal Shares	107.86	114.34	0.966	0.000

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3 Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

For the six months ended June 30, 2007, Vanguard 500 Index Fund delivered a return of 6.9%. The fund met its goal of tracking the return of its benchmark during a period of generally steady stock-market growth. Your fund’s result also matched the average return of large-cap core funds.

The stock market’s ascent was driven by global liquidity

The broad U.S. stock market notched impressive gains in the year’s first half, when an abundance of cash drove record numbers of mergers and acquisitions around the globe. The gains came amid increased volatility. In February, markets worldwide fell sharply following a sell-off in China, only to recover quickly and continue upward. The six-month period closed with two dips in June, owing to fears of accelerating inflation and slowing economic growth.

The best performers in the U.S. market were the so-called mega-caps—broadly diversified companies that are well-positioned to thrive during periods of economic transition. International stocks, particularly those in emerging markets, outperformed U.S. equities. The dollar slid against the euro and the British pound, further enhancing gains for Americans investing abroad.

2

Bond investors were hobbled by a shift in sentiment

The relationship between yield and maturity returned to normal during the half-year, as yields of intermediate- and longer-term bonds moved higher than short-term yields. The accompanying drop in prices was steepest for long-term and intermediate-term bonds.

Earlier in the year, bond yields seemed to reflect an assumption that the Federal Reserve Board might cut interest rates in response to weaker economic growth. As the year progressed, inflationary pressures and economic growth looked more substantial, producing a change in market sentiment, which resulted in higher yields and lower prices.

The broad taxable bond market returned 1.0% for the period, while municipal bonds posted a return of 0.1%. The Citigroup 3-Month Treasury Bill Index—a proxy for money market yields—returned 2.5% for the half-year.

Most of the fund’s gain came during the second quarter

The 500 Index Fund closely tracked the performance of its benchmark throughout the half-year, increasing modestly in the first quarter (by less than 1%) and robustly in the second quarter. The period included new highs for the S&P 500 Index, as it edged past its March 2000 peak.

The half-year ended, however, on a down note. The index and the fund declined in June as investors grew concerned about

Market Barometer
			Total Returns
		Periods Ended June 30, 2007
	Six Months	One Year	Five Years1
Stocks
Russell 1000 Index (Large-caps)	7.2%	20.4%	11.3%
Russell 2000 Index (Small-caps)	6.4	16.4	13.9
Dow Jones Wilshire 5000 Index (Entire market)	7.6	20.4	12.0
MSCI All Country World Index ex USA (International)	12.6	30.1	19.9

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	1.0%	6.1%	4.5%
Lehman Municipal Bond Index	0.1	4.7	4.6
Citigroup 3-Month Treasury Bill Index	2.5	5.1	2.7

CPI
Consumer Price Index	3.2%	2.7%	3.0%

1. Annualized.

3

signs of global inflationary pressures and the broader impact of the U.S. housing industry’s downturn. Almost all of the economic sectors represented in the fund—with the exception being financials—contributed to the 6.9% return for the period. The biggest boosts came from the energy, information technology, and industrials sectors, which together represent more than one-third of the index capitalization.

Reflecting growing demand and higher prices for oil, the energy sector returned 17%. Big oil firms, such as ExxonMobil and Chevron, and oil-field service company Schlumberger were standout performers. The IT sector outpaced the broad market with a 9% return, which, combined with its large weighting (15% of assets on average), made it the second-largest contributor to the fund’s performance. Computer maker Apple and semiconductor manufacturer Intel were bright spots among the sector’s stocks.

Financials, the index’s largest sector, fell –1%, holding back returns for the period. The largest declines were posted by diversified commercial banks, such as Citigroup and Bank of America. Rising interest rates created a headwind for companies in this industry as the yield on the benchmark 10-year U.S. Treasury bond increased from 4.7% to slightly over 5% over the six months. Investors continued to be concerned about how the troubles in the subprime mortgage market and among

Annualized Expense Ratios[1]
Your fund compared with its peer group
				Average
	Investor	Admiral	Signal	Large-Cap
	Shares	Shares	Shares	Core Fund
500 Index Fund	0.16%	0.08%	0.08%	1.35%

1.Fund expense ratios reflect the six months ended June 30, 2007. Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2006.

4

some hedge funds might affect the market in general and the financial sector in particular.

For effective investing, stick to basic principles

During the half-year ended June 30, your fund did its job: Its performance nearly matched that of its index. The difference reflected expenses, which of course a benchmark doesn‘t have. For the 12 months ended June 30, the fund returned a bit more than 20%.

Whether these handsome recent returns will persist in the near term is anyone’s guess, but you can be sure that they will not last indefinitely. As we continually remind shareholders, however, overfocusing on short-term returns actually takes your eye off the ball. When you adopt a long-term perspective, the market’s month-to-month ups and downs loom less large, and you can assess your investments more effectively.

We believe that the 500 Index Fund offers a combination of investment characteristics that can make it a wise investment for the long term. The fund provides comprehensive exposure to of the broad U.S. stock market through diverse group of stocks—offering a chance to participate in the long-term growth of the economy. Further, the has provided an especially efficient of gaining this exposure because of its historically low expenses and its low turnover, which can mitigate tax impact in nonretirement accounts.

Thank you, as always, for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

July 12, 2007

5

Fund Profile

As of June 30, 2007

Portfolio Characteristics
		Target
	Fund	Index1
Number of Stocks	507	500
Median Market Cap	$59.9B	$59.9B
Price/Earnings Ratio	17.1x	17.1x
Price/Book Ratio	2.9x	2.9x
Yield		1.8%
Investor Shares	1.7%
Admiral Shares	1.8%
Signal Shares	1.8%
Return on Equity	19.4%	19.4%
Earnings Growth Rate	20.9%	20.9%
Foreign Holdings	0.0%	0.0%
Turnover Rate	4%2	—
Expense Ratio		—
Investor Shares	0.16%2
Admiral Shares	0.08%2
Signal Shares	0.08%2
Short-Term Reserves	0%	—

Sector Diversification (% of portfolio)
		Target
	Fund	Index1
Consumer Discretionary	10%	10%
Consumer Staples	9	9
Energy	11	11
Financials	21	21
Health Care	12	12
Industrials	11	11
Information Technology	15	15
Materials	3	3
Telecommunication Services	4	4
Utilities	4	4

Volatility Measures[3]
Fund Versus
Target Index[1]
R-Squared	1.00
Beta	1.00

Ten Largest Holdings4 (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	3.5%
General Electric Co.	industrial
	conglomerates	2.9
AT&T Inc.	integrated
	telecommunication
	services	1.9
Citigroup, Inc.	diversified
	financial services	1.9
Microsoft Corp.	systems software	1.9
Bank of America Corp.	diversified
	financial services	1.6
The Procter & Gamble Co.	household products	1.4
American International
Group, Inc.	multi-line insurance	1.4
Chevron Corp.	integrated oil
	and gas	1.4
Pfizer Inc.	pharmaceuticals	1.3
Top Ten		19.2%

Investment Focus

1 S&P 500 Index.

2 Annualized.

3 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 26.

4 Ten Largest Holdings” excludes any temporary cash investments and equity index products.

6

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1996–June 30, 2007

Average Annual Total Returns: Periods Ended June 30, 2007

	Inception Date	One Year	Five Years	Ten Years
Investor Shares[2]	8/31/1976	20.41%	10.58%	7.05%
Admiral Shares	11/13/2000	20.51	10.67	3.323
Signal Shares	9/29/2006	14.073	—	—

1 Six months ended June 30, 2007

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Return since inception

Note: See Financial Highlights tables on pages 17–19 for dividend and capital gains information.

7

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (10.2%)
*	Comcast Corp. Class A	29,216,939	821,580
	Time Warner, Inc.	35,722,757	751,607
	Home Depot, Inc.	18,629,595	733,075
	The Walt Disney Co.	18,700,176	638,424
	McDonald’s Corp.	11,266,385	571,882
	Target Corp.	8,035,331	511,047
	News Corp., Class A	21,970,408	465,992
	Lowe’s Cos., Inc.	14,202,729	435,882
*	Viacom Inc. Class B	6,431,489	267,743
	CBS Corp.	6,841,175	227,948
	The McGraw-Hill Cos., Inc.	3,238,690	220,490
*	Kohl’s Corp.	3,044,537	216,253
	Johnson Controls, Inc.	1,861,860	215,548
	NIKE, Inc. Class B	3,577,738	208,546
	Carnival Corp.	4,174,835	203,607
	General Motors Corp.	5,338,801	201,807
*	Amazon.com, Inc.	2,934,855	200,774
*	Starbucks Corp.	6,990,526	183,431
	Best Buy Co., Inc.	3,820,108	178,284
	Clear Channel
	Communications, Inc.	4,684,089	177,152
	Macy’s Inc.	4,337,346	172,540
*	DIRECTV Group, Inc.	7,275,573	168,138
	Ford Motor Co.	17,742,559	167,135
*	Coach, Inc.	3,502,332	165,976
	Omnicom Group Inc.	3,121,684	165,200
	Yum! Brands, Inc.	4,942,952	161,733
	Staples, Inc.	6,749,410	160,163
	J.C. Penney Co., Inc.
	(Holding Co.)	2,123,014	153,664
	Harrah’s
	Entertainment, Inc.	1,761,689	150,202
	Harley-Davidson, Inc.	2,430,472	144,880
	Starwood Hotels &
	Resorts Worldwide, Inc.	2,029,873	136,144
	Marriott International, Inc.
	Class A	3,099,647	134,029
*	Sears Holdings Corp.	777,018	131,705

			Market
			Value•
		Shares	($000)
	International
	Game Technology	3,137,172	124,546
	Hilton Hotels Corp.	3,677,949	123,101
	Gannett Co., Inc.	2,214,469	121,685
	Fortune Brands, Inc.	1,441,517	118,738
	TJX Cos., Inc.	4,292,498	118,044
	Nordstrom, Inc.	2,118,116	108,278
	The Gap, Inc.	5,003,080	95,559
	Mattel, Inc.	3,711,805	93,872
*	Bed Bath & Beyond, Inc.	2,584,613	93,020
	Limited Brands, Inc.	3,229,530	88,651
	Whirlpool Corp.	744,658	82,806
	Genuine Parts Co.	1,607,739	79,744
*	Office Depot, Inc.	2,609,081	79,055
	Newell Rubbermaid, Inc.	2,631,871	77,456
*	Apollo Group, Inc. Class A	1,320,594	77,162
	VF Corp.	840,754	76,996
	^Eastman Kodak Co.	2,714,820	75,553
	Harman International
	Industries, Inc.	615,129	71,847
*	IAC/InterActiveCorp	2,061,885	71,362
	H & R Block, Inc.	3,047,371	71,217
	Sherwin-Williams Co.	1,032,968	68,661
	Tiffany & Co.	1,290,318	68,464
*	The Goodyear Tire &
	Rubber Co.	1,946,817	67,671
	Dollar General Corp.	2,972,370	65,154
*	Wyndham
	Worldwide Corp.	1,722,449	62,456
*	AutoZone Inc.	451,358	61,665
	Abercrombie & Fitch Co.	833,874	60,856
	Darden Restaurants Inc.	1,335,820	58,763
	Polo Ralph Lauren Corp.	579,004	56,806
	Black & Decker Corp.	623,370	55,050
	D. R. Horton, Inc.	2,582,105	51,461
*	Interpublic Group
	of Cos., Inc.	4,430,425	50,507
	Family Dollar Stores, Inc.	1,424,037	48,873
	Lennar Corp. Class A	1,315,603	48,098
	The Stanley Works	787,908	47,826
	Hasbro, Inc.	1,503,957	47,239

8

			Market
			Value•
		Shares	($000)
	Centex Corp.	1,128,609	45,257
	Pulte Homes, Inc.	2,007,435	45,067
	RadioShack Corp.	1,280,135	42,424
	Liz Claiborne, Inc.	987,709	36,842
	Leggett & Platt, Inc.	1,667,665	36,772
	E.W. Scripps Co. Class A	783,202	35,784
	Dow Jones & Co., Inc.	614,068	35,278
	^New York Times Co.
	Class A	1,352,756	34,360
*	AutoNation, Inc.	1,427,596	32,035
	Wendy’s International, Inc.	824,457	30,299
*	Big Lots Inc.	1,027,285	30,223
	Jones Apparel Group, Inc.	1,029,019	29,070
	KB Home	722,603	28,449
	OfficeMax, Inc.	711,926	27,979
	Brunswick Corp.	852,880	27,829
	Snap-On Inc.	547,773	27,668
	Tribune Co.	798,494	23,476
	Meredith Corp.	366,234	22,560
	Dillard’s Inc.	569,322	20,456
	Circuit City Stores, Inc.	1,306,698	19,705
*	Comcast Corp. Special
	Class A	150,777	4,216
*	Viacom Inc. Class A	71,693	2,982
	CBS Corp. Class A	71,693	2,390
	News Corp., Class B	9,800	225
			12,852,169
Consumer Staples (9.3%)
	The Procter & Gamble Co.	29,715,738	1,818,306
	Altria Group, Inc.	19,847,909	1,392,132
	Wal-Mart Stores, Inc.	22,876,487	1,100,588
	PepsiCo, Inc.	15,371,834	996,863
	The Coca-Cola Co.	18,964,023	992,008
	Kraft Foods Inc.	15,137,630	533,601
	CVS/Caremark Corp.	14,565,551	530,914
	Walgreen Co.	9,444,569	411,217
	Anheuser-Busch Cos., Inc.	7,169,996	373,987
	Colgate-Palmolive Co.	4,826,793	313,018
	Kimberly-Clark Corp.	4,304,429	287,923
	Costco Wholesale Corp.	4,214,836	246,652
	Archer-Daniels-Midland Co.	6,159,649	203,823
	Sysco Corp.	5,831,501	192,381
	General Mills, Inc.	3,268,514	190,947
	The Kroger Co.	6,680,823	187,932
	Avon Products, Inc.	4,141,343	152,194
	H.J. Heinz Co.	3,065,486	145,519
	Safeway, Inc.	4,167,277	141,812
	ConAgra Foods, Inc.	4,700,295	126,250
	Kellogg Co.	2,363,795	122,421
	Sara Lee Corp.	6,932,030	120,617
	^Reynolds American Inc.	1,612,815	105,156
	SuperValu Inc.	1,961,044	90,836
	Wm. Wrigley Jr. Co.	1,618,571	89,523
	The Clorox Co.	1,432,057	88,931
	The Hershey Co.	1,617,715	81,889
	UST, Inc.	1,509,704	81,086

			Market
			Value•
		Shares	($000)
	Campbell Soup Co.	2,047,453	79,462
	Coca-Cola Enterprises, Inc.	2,635,728	63,257
	Tyson Foods, Inc.	2,388,706	55,036
	Brown-Forman Corp.
	Class B	744,612	54,416
	^Whole Foods Market, Inc.	1,335,746	51,159
	The Estee Lauder
	Cos. Inc. Class A	1,114,794	50,734
	McCormick & Co., Inc.	1,223,932	46,730
*	Constellation Brands, Inc.
	Class A	1,825,403	44,321
	The Pepsi Bottling
	Group, Inc.	1,235,895	41,625
	Molson Coors
	Brewing Co. Class B	447,423	41,369
	Dean Foods Co.	1,228,396	39,149
	Wm. Wrigley Jr. Co.
	Class B	415,980	22,879
			11,708,663
Energy (10.7%)
	ExxonMobil Corp.	53,160,102	4,459,069
	Chevron Corp.	20,281,949	1,708,551
	ConocoPhillips Co.	15,423,472	1,210,743
	Schlumberger Ltd.	11,121,816	944,687
	Occidental
	Petroleum Corp.	7,868,484	455,428
	Marathon Oil Corp.	6,473,206	388,133
	Valero Energy Corp.	5,180,710	382,647
	Devon Energy Corp.	4,197,569	328,628
	Halliburton Co.	8,625,710	297,587
*	Transocean Inc.	2,719,198	288,181
	Apache Corp.	3,125,077	254,975
	Baker Hughes, Inc.	3,022,855	254,313
	Anadarko
	Petroleum Corp.	4,377,924	227,608
	XTO Energy, Inc.	3,617,673	217,422
	Williams Cos., Inc.	5,651,274	178,693
*	Weatherford
	International Ltd.	3,183,033	175,831
*	National Oilwell Varco Inc.	1,676,033	174,710
	EOG Resources, Inc.	2,308,129	168,632
	Spectra Energy Corp.	5,962,373	154,783
	Hess Corp.	2,574,909	151,817
	Chesapeake Energy Corp.	3,864,007	133,695
	Noble Corp.	1,264,487	123,313
	Peabody Energy Corp.	2,500,389	120,969
	El Paso Corp.	6,607,978	113,855
	Smith International, Inc.	1,891,783	110,934
	Murphy Oil Corp.	1,775,229	105,520
	Sunoco, Inc.	1,146,006	91,314
*	Nabors Industries, Inc.	2,656,631	88,678
	ENSCO International, Inc.	1,406,847	85,832
	CONSOL Energy, Inc.	1,715,486	79,101
	BJ Services Co.	2,768,096	78,725
	Rowan Cos., Inc.	1,045,498	42,845
			13,597,219

9

		Market
		Value•
	Shares	($000)
Financials (20.8%)
Citigroup, Inc.	46,678,587	2,394,145
Bank of America Corp.	41,878,381	2,047,434
American International
Group, Inc.	24,481,277	1,714,424
JPMorgan Chase & Co.	32,237,244	1,561,894
Wells Fargo & Co.	31,516,570	1,108,438
Wachovia Corp.	18,055,959	925,368
The Goldman Sachs
Group, Inc.	3,854,656	835,497
Morgan Stanley	9,945,712	834,246
Merrill Lynch & Co., Inc.	8,217,601	686,827
American Express Co.	11,216,642	686,234
Fannie Mae	9,182,392	599,886
U.S. Bancorp	16,407,947	540,642
MetLife, Inc.	6,998,409	451,257
Prudential Financial, Inc.	4,412,611	429,038
Freddie Mac	6,242,743	378,935
Lehman Brothers
Holdings, Inc.	5,026,161	374,550
Washington Mutual, Inc.	8,389,627	357,734
The Allstate Corp.	5,731,962	352,573
The Travelers Cos., Inc.	6,265,985	335,230
Capital One Financial Corp.	3,899,588	305,884
The Bank of
New York Co., Inc.	7,133,801	295,625
The Hartford Financial
Services Group Inc.	2,988,223	294,370
SunTrust Banks, Inc.	3,365,355	288,546
AFLAC Inc.	4,615,874	237,256
PNC Financial
Services Group	3,254,898	232,986
State Street Corp.	3,383,957	231,463
SLM Corp.	3,882,358	223,546
Regions Financial Corp.	6,650,178	220,121
Loews Corp.	4,206,269	214,436
BB&T Corp.	5,120,004	208,282
Fifth Third Bancorp	5,190,910	206,442
Franklin Resources Corp.	1,554,721	205,954
The Chubb Corp.	3,788,660	205,118
Countrywide
Financial Corp.	5,599,678	203,548
Simon Property
Group, Inc. REIT	2,107,972	196,126
Charles Schwab Corp.	9,548,395	195,933
ACE Ltd.	3,072,189	192,073
Lincoln National Corp.	2,555,165	181,289
National City Corp.	5,433,356	181,039
The Chicago
Mercantile Exchange	335,085	179,056
Mellon Financial Corp.	3,928,766	172,866
Progressive Corp. of Ohio	6,947,508	166,254
Marsh & McLennan
Cos., Inc.	5,241,369	161,853
Bear Stearns Co., Inc.	1,123,204	157,249
XL Capital Ltd. Class A	1,754,720	147,905

			Market
			Value•
		Shares	($000)
	The Principal Financial
	Group, Inc.	2,527,020	147,300
	Ameriprise Financial, Inc.	2,219,973	141,124
	ProLogis REIT	2,421,422	137,779
	Genworth Financial Inc.	3,947,726	135,802
	Vornado Realty Trust REIT	1,232,397	135,366
	Moody’s Corp.	2,170,333	134,995
	T. Rowe Price Group Inc.	2,506,570	130,066
	KeyCorp	3,701,997	127,090
	Equity Residential REIT	2,743,659	125,193
	Archstone-Smith
	Trust REIT	2,103,592	124,343
	Legg Mason Inc.	1,240,942	122,084
	Aon Corp.	2,770,690	118,059
	Marshall & Ilsley Corp.	2,445,120	116,461
	Boston
	Properties, Inc. REIT	1,122,989	114,691
	Northern Trust Corp.	1,780,574	114,384
	Host Hotels &
	Resorts Inc. REIT	4,926,477	113,900
	CIT Group Inc.	1,809,743	99,228
	Synovus Financial Corp.	3,085,631	94,729
	Avalonbay
	Communities, Inc. REIT	751,526	89,341
*	E*TRADE Financial Corp.	4,028,162	88,982
	Public Storage, Inc. REIT	1,158,283	88,979
	Comerica, Inc.	1,471,600	87,516
	Compass Bancshares Inc.	1,242,851	85,732
	Unum Group	3,234,952	84,465
	Ambac Financial
	Group, Inc.	961,864	83,865
	Kimco Realty Corp. REIT	2,140,355	81,483
	Zions Bancorp	1,037,983	79,831
	Huntington
	Bancshares Inc.	3,450,273	78,459
	MBIA, Inc.	1,234,309	76,799
	M & T Bank Corp.	714,959	76,429
	Sovereign Bancorp, Inc.	3,407,612	72,037
	Cincinnati Financial Corp.	1,620,084	70,312
	Plum Creek
	Timber Co. Inc. REIT	1,665,875	69,400
	Commerce Bancorp, Inc.	1,808,298	66,889
*	CB Richard Ellis Group, Inc.	1,769,314	64,580
	General Growth
	Properties Inc. REIT	1,214,192	64,291
	Safeco Corp.	1,003,284	62,464
	Developers Diversified
	Realty Corp. REIT	1,180,574	62,228
	Torchmark Corp.	902,345	60,457
	Hudson City Bancorp, Inc.	4,578,085	55,944
	Assurant, Inc.	937,579	55,242
	Janus Capital Group Inc.	1,751,780	48,770
	First Horizon National Corp.	1,188,169	46,339
	Apartment Investment & Management Co.
	Class A REIT	916,343	46,202

10

			Market
			Value•
		Shares	($000)
	MGIC Investment Corp.	784,939	44,632
	Federated Investors, Inc.	837,211	32,090
			26,275,924
Health Care (11.6%)
	Pfizer Inc.	66,230,015	1,693,501
	Johnson & Johnson	27,334,239	1,684,336
	Merck & Co., Inc.	20,452,106	1,018,515
	Abbott Laboratories	14,536,022	778,404
	Wyeth	12,693,939	727,870
	UnitedHealth Group Inc.	12,645,754	646,704
*	Amgen, Inc.	10,943,285	605,054
	Bristol-Myers Squibb Co.	18,572,238	586,140
	Medtronic, Inc.	10,867,064	563,566
	Eli Lilly & Co.	9,310,440	520,267
*	WellPoint Inc.	5,790,931	462,290
	Schering-Plough Corp.	14,055,072	427,836
	Baxter International, Inc.	6,148,188	346,389
*	Gilead Sciences, Inc.	8,812,390	341,656
	Cardinal Health, Inc.	3,629,799	256,409
	Aetna Inc.	4,873,160	240,734
*	Medco Health
	Solutions, Inc.	2,643,515	206,168
*	Thermo Fisher
	Scientific, Inc.	3,981,636	205,930
*	Celgene Corp.	3,584,984	205,527
*	Zimmer Holdings, Inc.	2,234,339	189,673
	Stryker Corp.	2,818,092	177,793
*	Biogen Idec Inc.	3,288,847	175,953
	Becton, Dickinson & Co.	2,311,828	172,231
*	Boston Scientific Corp.	11,197,271	171,766
	Allergan, Inc.	2,901,910	167,266
	McKesson Corp.	2,787,592	166,252
*	Genzyme Corp.	2,480,482	159,743
	CIGNA Corp.	2,715,818	141,820
*	Forest Laboratories, Inc.	2,999,536	136,929
*	St. Jude Medical, Inc.	3,192,644	132,463
*	Express Scripts Inc.	2,570,774	128,564
	Biomet, Inc.	2,316,635	105,917
*	Humana Inc.	1,585,717	96,586
	AmerisourceBergen Corp.	1,803,187	89,204
*	Laboratory Corp. of
	America Holdings	1,109,671	86,843
*	Coventry Health Care Inc.	1,475,214	85,046
	C.R. Bard, Inc.	974,526	80,525
	Quest Diagnostics, Inc.	1,492,612	77,093
	IMS Health, Inc.	1,854,297	59,579
*	Hospira, Inc.	1,472,239	57,476
*	Waters Corp.	952,152	56,520
	Applera Corp.–Applied
	Biosystems Group	1,734,418	52,969
*	Barr Pharmaceuticals Inc.	1,036,993	52,088
*	Varian Medical
	Systems, Inc.	1,202,820	51,132
*	Patterson Cos.	1,314,661	48,997
*	King Pharmaceuticals, Inc.	2,302,297	47,105
	Manor Care, Inc.	691,441	45,144

			Market
			Value•
		Shares	($000)
	Mylan Laboratories, Inc.	2,347,175	42,695
*	Millipore Corp.	510,091	38,303
	Bausch & Lomb, Inc.	510,285	35,434
*	Watson
	Pharmaceuticals, Inc.	964,198	31,365
	PerkinElmer, Inc.	1,131,533	29,488
*	Tenet Healthcare Corp.	4,469,422	29,096
			14,736,354
Industrials (11.4%)
	General Electric Co.	97,087,383	3,716,505
	United Parcel Service, Inc.	9,993,966	729,560
	The Boeing Co.	7,430,520	714,519
	United Technologies Corp.	9,384,187	665,620
	Tyco International Ltd.	18,708,011	632,144
	3M Co.	6,796,361	589,856
	Caterpillar, Inc.	6,043,265	473,188
	Honeywell
	International Inc.	7,357,992	414,108
	Emerson Electric Co.	7,504,689	351,219
	FedEx Corp.	2,904,652	322,329
	Lockheed Martin Corp.	3,348,978	315,239
	General Dynamics Corp.	3,820,226	298,818
	Union Pacific Corp.	2,555,003	294,209
	Burlington Northern
	Santa Fe Corp.	3,360,540	286,116
	Deere & Co.	2,123,026	256,334
	Northrop Grumman Corp.	3,256,710	253,600
	Raytheon Co.	4,188,515	225,719
	Illinois Tool Works, Inc.	3,887,650	210,672
	PACCAR, Inc.	2,343,229	203,955
	Norfolk Southern Corp.	3,710,671	195,070
	Waste Management, Inc.	4,882,822	190,674
	CSX Corp.	4,125,291	185,968
	Danaher Corp.	2,246,657	169,623
	Precision Castparts Corp.	1,298,337	157,566
	Ingersoll-Rand Co.	2,846,325	156,036
	Textron, Inc.	1,183,758	130,344
	Eaton Corp.	1,382,449	128,568
	ITT Industries, Inc.	1,714,813	117,087
	L-3 Communications
	Holdings, Inc.	1,178,934	114,816
	Rockwell Collins, Inc.	1,579,191	111,554
	Southwest Airlines Co.	7,368,491	109,864
	Parker Hannifin Corp.	1,093,000	107,016
	Rockwell Automation, Inc.	1,488,656	103,372
	Masco Corp.	3,564,240	101,474
	Cummins Inc.	983,945	99,585
	Dover Corp.	1,928,986	98,668
	Cooper Industries, Inc.
	Class A	1,727,321	98,613
	American
	Standard Cos., Inc.	1,659,460	97,875
	Pitney Bowes, Inc.	2,071,042	96,966
	Fluor Corp.	832,055	92,666
	R.R. Donnelley & Sons Co.	2,076,981	90,369

11

			Market
			Value•
		Shares	($000)
	C.H. Robinson
	Worldwide Inc.	1,615,186	84,830
*	Terex Corp.	972,889	79,096
	Goodrich Corp.	1,181,132	70,348
	W.W. Grainger, Inc.	670,220	62,364
	Equifax, Inc.	1,374,557	61,058
	Avery Dennison Corp.	865,853	57,562
	Robert Half
	International, Inc.	1,568,853	57,263
	Pall Corp.	1,155,083	53,122
*	Monster Worldwide Inc.	1,233,965	50,716
	Cintas Corp.	1,272,503	50,175
*	Allied Waste
	Industries, Inc.	2,396,638	32,259
	Ryder System, Inc.	577,800	31,086
*	Raytheon Co.
	Warrants Exp. 6/16/11	60,569	1,117
			14,398,480
Information Technology (15.4%)
	Microsoft Corp.	79,446,534	2,341,289
*	Cisco Systems, Inc.	57,293,310	1,595,619
	International Business
	Machines Corp.	12,890,878	1,356,765
	Intel Corp.	54,827,874	1,302,710
	Hewlett-Packard Co.	24,713,927	1,102,735
*	Google Inc.	2,058,013	1,077,123
*	Apple Computer, Inc.	8,162,307	996,128
*	Oracle Corp.	37,355,259	736,272
	QUALCOMM Inc.	15,728,877	682,476
*	Dell Inc.	21,436,797	612,021
	Texas Instruments, Inc.	13,529,596	509,119
	Motorola, Inc.	21,842,572	386,614
*	Corning, Inc.	14,842,026	379,214
*	EMC Corp.	19,802,710	358,429
*	eBay Inc.	10,682,291	343,756
*	Yahoo! Inc.	11,413,504	309,648
	Applied Materials, Inc.	13,041,290	259,131
	Automatic Data
	Processing, Inc.	5,220,723	253,048
	First Data Corp.	7,119,186	232,584
*	Adobe Systems, Inc.	5,548,895	222,788
*	Sun Microsystems, Inc.	33,691,707	177,218
*	Symantec Corp.	8,502,692	171,754
*	Xerox Corp.	8,845,543	163,466
	Western Union Co.	7,291,362	151,879
*	Agilent Technologies, Inc.	3,736,509	143,632
*	NVIDIA Corp.	3,424,696	141,474
*	Electronic Arts Inc.	2,925,777	138,448
*	Juniper Networks, Inc.	5,343,995	134,508
	Electronic Data
	Systems Corp.	4,802,010	133,160
*	MEMC Electronic
	Materials, Inc.	2,117,507	129,422
*	Broadcom Corp.	4,390,569	128,424
	Paychex, Inc.	3,207,684	125,485
	Analog Devices, Inc.	3,086,740	116,185

			Market
			Value•
		Shares	($000)
*	SanDisk Corp.	2,153,602	105,397
*	Autodesk, Inc.	2,181,701	102,715
*	Network Appliance, Inc.	3,501,554	102,245
*	Cognizant Technology
	Solutions Corp.	1,356,540	101,863
	Maxim Integrated
	Products, Inc.	3,026,262	101,107
	CA, Inc.	3,881,664	100,263
	KLA-Tencor Corp.	1,808,267	99,364
*	Intuit, Inc.	3,232,740	97,241
*	Computer Sciences Corp.	1,634,508	96,681
*	Fiserv, Inc.	1,587,168	90,151
*	Micron Technology, Inc.	7,137,562	89,434
*	NCR Corp.	1,697,662	89,195
	^Linear Technology Corp.	2,395,239	86,660
	Fidelity National
	Information Services, Inc.	1,543,765	83,796
	Xilinx, Inc.	2,811,031	75,251
	National
	Semiconductor Corp.	2,632,966	74,434
*	^Advanced Micro
	Devices, Inc.	5,194,300	74,279
	Altera Corp.	3,353,247	74,207
*	VeriSign, Inc.	2,313,234	73,399
*	Avaya Inc.	4,245,251	71,490
*	BMC Software, Inc.	1,927,238	58,395
*	Citrix Systems, Inc.	1,706,360	57,453
*	LSI Corp.	7,278,826	54,664
*	Affiliated Computer
	Services, Inc. Class A	937,081	53,151
*	Tellabs, Inc.	4,136,441	44,508
*	Lexmark International, Inc.	893,497	44,058
	Molex, Inc.	1,337,992	40,153
	Jabil Circuit, Inc.	1,693,288	37,371
*	Novellus Systems, Inc.	1,193,917	33,871
*	Compuware Corp.	2,845,474	33,747
*	Teradyne, Inc.	1,784,983	31,380
*	Solectron Corp.	8,499,272	31,277
*	Convergys Corp.	1,287,804	31,216
*	Unisys Corp.	3,285,858	30,033
*	Ciena Corp.	800,003	28,904
*	^JDS Uniphase Corp.	1,981,241	26,608
	Tektronix, Inc.	771,206	26,020
*	Novell, Inc.	3,290,959	25,637
*	QLogic Corp.	1,494,935	24,891
*	^PMC Sierra Inc.	746,307	5,769
*	Sanmina-SCI Corp.	1,407,599	4,406
	Molex, Inc. Class A	4,051	108
			19,425,316
Materials (3.1%)
	E.I. du Pont de
	Nemours & Co.	8,716,517	443,148
	Dow Chemical Co.	8,995,501	397,781
	Monsanto Co.	5,128,906	346,406
	Alcoa Inc.	8,205,502	332,569

12

			Market
			Value•
		Shares	($000)
	Freeport-McMoRan
	Copper & Gold, Inc.
	Class B	3,542,736	293,409
	Praxair, Inc.	3,007,510	216,511
	Nucor Corp.	2,847,091	166,982
	Newmont Mining Corp.
	(Holding Co.)	4,256,908	166,275
	Air Products &
	Chemicals, Inc.	2,044,100	164,284
	Weyerhaeuser Co.	2,037,438	160,815
	International Paper Co.	4,110,322	160,508
	United States Steel Corp.	1,116,418	121,410
	PPG Industries, Inc.	1,549,209	117,910
	Vulcan Materials Co.	899,191	102,993
	Allegheny Technologies Inc.	963,929	101,097
	Rohm & Haas Co.	1,343,108	73,441
	Ecolab, Inc.	1,653,924	70,623
	MeadWestvaco Corp.	1,742,733	61,553
	Temple-Inland Inc.	999,852	61,521
	Sigma-Aldrich Corp.	1,239,168	52,875
	Ball Corp.	963,360	51,222
	Eastman Chemical Co.	794,927	51,138
	Sealed Air Corp.	1,526,505	47,352
*	Pactiv Corp.	1,231,906	39,285
	International Flavors &
	Fragrances, Inc.	732,708	38,203
	Ashland, Inc.	524,262	33,527
	Bemis Co., Inc.	983,845	32,644
*	Hercules, Inc.	1,093,240	21,482
			3,926,964
Telecommunication Services (3.7%)
	AT&T Inc.	58,183,214	2,414,603
	Verizon
	Communications Inc.	27,398,484	1,127,996
	Sprint Nextel Corp.	27,306,662	565,521
	Alltel Corp.	3,260,207	220,227
*	Qwest Communications
	International Inc.	14,658,358	142,186
	Embarq Corp.	1,425,507	90,334
	Windstream Corp.	4,498,790	66,402
	CenturyTel, Inc.	1,034,841	50,759
	Citizens
	Communications Co.	3,235,420	49,405
			4,727,433
Utilities (3.5%)
	Exelon Corp.	6,347,665	460,840
	TXU Corp.	4,332,868	291,602
	Dominion Resources, Inc.	3,305,860	285,329
	Southern Co.	7,094,636	243,275
	FPL Group, Inc.	3,835,198	217,609
	Duke Energy Corp.	11,885,205	217,499
	Public Service Enterprise
	Group, Inc.	2,385,328	209,384
	Entergy Corp.	1,861,537	199,836
	FirstEnergy Corp.	2,876,616	186,203
	Edison International	3,074,595	172,546

		Market
		Value•
	Shares	($000)
PPL Corp.	3,634,006	170,035
American Electric
Power Co., Inc.	3,763,057	169,488
PG&E Corp.	3,316,996	150,260
Constellation Energy
Group, Inc.	1,704,947	148,620
Sempra Energy	2,489,457	147,451
* AES Corp.	6,299,843	137,841
Consolidated Edison Inc.	2,552,821	115,183
Progress Energy, Inc.	2,398,784	109,361
Ameren Corp.	1,946,398	95,393
Questar Corp.	1,626,961	85,985
* Allegheny Energy, Inc.	1,563,733	80,908
DTE Energy Co.	1,661,441	80,115
Xcel Energy, Inc.	3,858,841	78,990
KeySpan Corp.	1,658,626	69,629
NiSource, Inc.	2,589,652	53,632
CenterPoint Energy Inc.	3,031,061	52,740
Pinnacle West Capital Corp.	947,164	37,744
CMS Energy Corp.	2,121,306	36,486
Integrys Energy Group, Inc.	715,141	36,279
* Dynegy, Inc.	3,781,131	35,694
TECO Energy, Inc.	1,966,847	33,790
Nicor Inc.	422,155	18,119
		4,427,866
Total Common Stocks
(Cost $72,172,652)	126,076,388
Temporary Cash Investments (0.4%)1
Money Market Fund (0.4%)
2 Vanguard Market Liquidity
Fund, 5.281%	289,489,370	289,489
2 Vanguard Market Liquidity
Fund, 5.281%—Note E	154,550,900	154,551
		444,040

13

		Face	Market
		Amount	Value•
		($000)	($000)
U.S. Agency Obligations (0.0%)
3	Federal Home Loan
	Mortgage Corp.
4	5.197%, 7/9/2007	33,000	32,967
4	5.189%, 7/13/2007	10,000	9,985
			42,952
Total Temporary Cash Investments
	(Cost $486,986)		486,992
	Total Investments (100.1%)
	(Cost $72,659,638)	126,563,380
Other Assets and Liabilities (–0.1%)
	Other Assets—Note B	692,031
	Liabilities—Note E	(845,813)
		(153,782)
	Net Assets (100%)	126,409,598

At June 30, 2007, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	79,103,783
Overdistributed Net Investment Income	(111,391)
Accumulated Net Realized Losses	(6,486,661)
Unrealized Appreciation
Investment Securities	53,903,742
Futures Contracts	125
Net Assets	126,409,598

Investor Shares—Net Assets
Applicable to 514,686,351 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	71,245,279
Net Asset Value Per Share—
Investor Shares	$138.42

Admiral Shares—Net Assets
Applicable to 368,066,140 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	50,950,616
Net Asset Value Per Share—
Admiral Shares	$138.43

Signal Shares—Net Assets
Applicable to 36,852,554 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,213,703
Net Asset Value Per Share—
Signal Shares	$114.34

• See Note A in Notes to Financial Statements.

* Non-income-producing security.

^ Part of security position is on loan to broker/dealers. See Note E in Notes to Financial Statements.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets. See Note C in Notes to Financial Statements.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4 Securities with a value of $42,952,000 have been segregated as initial margin for open futures contracts.

5 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

14

Statement of Operations

Six Months Ended
June 30, 2007
($000)
Investment Income
Income
Dividends	1,149,933
Interest1	18,025
Security Lending	890
Total Income	1,168,848
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,936
Management and Administrative
Investor Shares	48,263
Admiral Shares	14,536
Signal Shares	690
Marketing and Distribution
Investor Shares	7,753
Admiral Shares	4,200
Signal Shares	63
Custodian Fees	84
Shareholders’ Reports
Investor Shares	582
Admiral Shares	41
Signal Shares	5
Trustees’ Fees and Expenses	77
Total Expenses	78,230
Net Investment Income	1,090,618
Realized Net Gain (Loss)
Investment Securities Sold	128,211
Futures Contracts	36,927
Realized Net Gain (Loss)	165,138
Change in Unrealized Appreciation (Depreciation)
Investment Securities	6,984,987
Futures Contracts	(1,324)
Change in Unrealized Appreciation (Depreciation)	6,983,663
Net Increase (Decrease) in Net Assets Resulting from Operations	8,239,419

1 Interest income from an affiliated company of the fund was $17,015,000.

15

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,090,618	1,973,649
Realized Net Gain (Loss)	165,138	(746,123)
Change in Unrealized Appreciation (Depreciation)	6,983,663	15,119,814
Net Increase (Decrease) in Net Assets Resulting from Operations	8,239,419	16,347,340
Distributions
Net Investment Income
Investor Shares	(594,069)	(1,208,833)
Admiral Shares	(431,774)	(780,509)
Signal Shares	(19,921)	(3,554)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Total Distributions	(1,045,764)	(1,992,896)
Capital Share Transactions—Note F
Investor Shares	(5,001,821)	(6,327,783)
Admiral Shares	1,641,922	3,047,783
Signal Shares	3,383,611	714,446
Net Increase (Decrease) from Capital Share Transactions	23,712	(2,565,554)
Total Increase (Decrease)	7,217,367	11,788,890
Net Assets
Beginning of Period	119,192,231	107,403,341
End of Period1	126,409,598	119,192,231

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($111,391,000) and ($156,245,000).

16

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$130.59	$114.92	$111.64	$102.67	$81.15	$105.89
Investment Operations
Net Investment Income	1.17	2.11	1.95	1.951	1.44	1.32
Net Realized and Unrealized Gain (Loss)
on Investments	7.78	15.70	3.31	8.97	21.51	(24.70)
Total from Investment Operations	8.95	17.81	5.26	10.92	22.95	(23.38)
Distributions
Dividends from Net Investment Income	(1.12)	(2.14)	(1.98)	(1.95)	(1.43)	(1.36)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.12)	(2.14)	(1.98)	(1.95)	(1.43)	(1.36)
Net Asset Value, End of Period	$138.42	$130.59	$114.92	$111.64	$102.67	$81.15

Total Return[2]	6.88%	15.64%	4.77%	10.74%	28.50%	–22.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$71,245	$72,013	$69,375	$84,167	$75,342	$56,224
Ratio of Total Expenses to
Average Net Assets	0.16%*	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Net Investment
Income to Average Net Assets	1.74%*	1.74%	1.75%	1.86%1	1.61%	1.43%
Portfolio Turnover Rate3	4%*	5%	6%	3%	1%	6%

1 Net investment income per share and the ratio of net investment income to average net assets include $0.32 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

* Annualized.

16

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	June 30,		Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$130.59	$114.92	$111.64	$102.68	$81.15	$105.89
Investment Operations
Net Investment Income	1.234	2.222	2.052	2.031	1.507	1.374
Net Realized and Unrealized Gain (Loss)
on Investments	7.780	15.700	3.310	8.97	21.510	(24.700)
Total from Investment Operations	9.014	17.922	5.362	11.00	23.017	(23.326)
Distributions
Dividends from Net Investment Income	(1.174)	(2.252)	(2.082)	(2.04)	(1.487)	(1.414)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.174)	(2.252)	(2.082)	(2.04)	(1.487)	(1.414)
Net Asset Value, End of Period	$138.43	$130.59	$114.92	$111.64	$102.68	$81.15

Total Return	6.93%	15.75%	4.87%	10.82%	28.59%	–22.10%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$50,951	$46,467	$38,028	$22,412	$18,098	$11,922
Ratio of Total Expenses to
Average Net Assets	0.08%*	0.09%	0.09%	0.09%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.82%*	1.83%	1.84%	1.96%1	1.67%	1.50%
Portfolio Turnover Rate2	4%*	5%	6%	3%	1%	6%

1 Net investment income per share and the ratio of net investment income to average net assets include $0.32 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

* Annualized.

18

Signal Shares
	Six Months	Sept. 29,
	Ended	20061 to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$107.86	$101.61
Investment Operations
Net Investment Income	1.008	.502
Net Realized and Unrealized Gain (Loss) on Investments	6.438	6.287
Total from Investment Operations	7.446	6.789
Distributions
Dividends from Net Investment Income	(.966)	(.539)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.966)	(.539)
Net Asset Value, End of Period	$114.34	$107.86

Total Return	6.93%	6.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,214	$713
Ratio of Total Expenses to Average Net Assets	0.08%*	0.09%*
Ratio of Net Investment Income to Average Net Assets	1.82%*	1.83%*
Portfolio Turnover Rate[2]	4%*	5%

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

* Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Notes to Financial Statements

Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Signal Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

20

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2007, the fund had contributed capital of $11,190,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 11.19% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2007, the fund realized $41,585,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2006, the fund had available realized losses of $6,571,975,000 to offset future net capital gains of $193,358,000 through December 31, 2008, $890,248,000 through December 31, 2009, $3,087,963,000 through December 31, 2010, $145,498,000 through December 31, 2011, $44,874,000 through December 31, 2012, $757,853,000 through December 31, 2013, $1,156,454,000 through December 31, 2014, and $295,727,000 through December 31, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2007, the cost of investment securities for tax purposes was $72,659,638,000. Net unrealized appreciation of investment securities for tax purposes was $53,903,742,000, consisting of unrealized gains of $57,792,785,000 on securities that had risen in value since their purchase and $3,889,043,000 in unrealized losses on securities that had fallen in value since their purchase.

21

At June 30, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

			($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
S&P 500 Index	690	261,407	206
E-mini S&P 500 Index	460	34,854	(81)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended June 30, 2007, the fund purchased $2,945,168,000 of investment securities and sold $2,607,749,000 of investment securities other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at June 30, 2007, was $149,089,000, for which the fund received cash collateral of $154,551,000.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	4,994,840	37,309	8,512,324	70,581
Issued in Lieu of Cash Distributions	574,577	4,249	1,161,025	9,522
Redeemed	(10,571,238)	(78,319)	(16,001,132)	(132,338)
Net Increase (Decrease)—Investor Shares	(5,001,821)	(36,761)	(6,327,783)	(52,235)
Admiral Shares
Issued	5,038,295	37,363	8,509,544	70,199
Issued in Lieu of Cash Distributions	380,164	2,810	682,499	5,590
Redeemed	(3,776,537)	(27,925)	(6,144,260)	(50,873)
Net Increase (Decrease)—Admiral Shares	1,641,922	12,248	3,047,783	24,916
Signal Shares
Issued	3,518,771	31,450	717,342	6,636
Issued in Lieu of Cash Distributions	19,498	173	3,554	33
Redeemed	(154,658)	(1,379)	(6,450)	(60)
Net Increase (Decrease)—Signal Shares	3,383,611	30,244	714,446	6,609

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

22

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2007
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
500 Index Fund	12/31/2006	6/30/2007	Period1
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,068.75	$0.82
Admiral Shares	1,000.00	1,069.26	0.41
Signal Shares	1,000.00	1,069.26	0.41
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.00	$0.80
Admiral Shares	1,000.00	1,024.40	0.40
Signal Shares	1,000.00	1,024.40	0.40

1. The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.16% for Investor Shares, 0.08% for Admiral Shares, and 0.08% for Signal Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

23

Note that the expenses shown in the table on page 23 are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

24

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard 500 Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management over both short- and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Mr. Sauter has led the Quantitative Equity Group since 1987. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of its target benchmark and peer group. The board concluded that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was far below the average expense ratio charged by funds in its peer group. The board noted that the fund’s advisory expense ratio was also well below its peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

25

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

26

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief
Trustee since May 1987;	Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each
Chairman of the Board and	of the investment companies served by The Vanguard Group.
Chief Executive Officer
147 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono
Trustee since January 2001	ventures in education); Senior Advisor to Greenwich Associates (international
147 Vanguard Funds Overseen	business strategy consulting); Successor Trustee of Yale University; Overseer of
the Stern School of Business at New York University; Trustee of the Whitehead
Institute for Biomedical Research.
Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief
Trustee since December 2001[2]	Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the
147 Vanguard Funds Overseen	American Chemistry Council;Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005;Trustee of Drexel University and of the
Chemical Heritage Foundation.
Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences,
147 Vanguard Funds Overseen	Annenberg School for Communication, and Graduate School of Education of the
University of Pennsylvania since 2004; Provost (2001–2004) and Laurance S.
Rockefeller Professor of Politics and the University Center for Human Values
(1990–2004), Princeton University; Director of Carnegie Corporation of New York
since 2005 and of Schuylkill River Development Corporation and Greater
Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
147 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of
Trustee since December 2004	Finance and Banking, Harvard Business School; Senior Associate Dean, Director
147 Vanguard Funds Overseen	of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School;
Director and Chairman of UNX, Inc. (equities trading firm) since 2003; Chair of the
Investment Committee of HighVista Strategies LLC (private investment firm) since
2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief
Trustee since January 1993	Executive Officer, and Director of NACCO Industries, Inc. (forklift
147 Vanguard Funds Overseen	trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief
Trustee since April 1985	Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc.
147 Vanguard Funds Overseen	(diesel engines) and AmerisourceBergen Corp. (pharmaceutical distribution);
Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The
Secretary since July 2005	Vanguard Group, Inc., since 2006; General Counsel of The Vanguard Group since
147 Vanguard Funds Overseen	2005; Secretary of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2005; Principal of The Vanguard Group
(1997–2006).

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard
Treasurer since July 1998	Group, Inc.;Treasurer of each of the investment companies served by The
147 Vanguard Funds Overseen	Vanguard Group.

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Signal, Connect with Vanguard, and
the ship logo are trademarks of The Vanguard Group,
Inc.
Direct Investor Account Services > 800-662-2739
S&P 500® , Standard & Poor’s 500, and 500 are
Institutional Investor Services > 800-523-1036
trademarks of The McGraw-Hill Companies, Inc., and
Text Telephone for People	have been licensed for use by The Vanguard Group, Inc.
With Hearing Impairment > 800-952-3335	Vanguard mutual funds are not sponsored, endorsed,
sold, or promoted by Standard & Poor’s, and Standard &
Poor’s makes no representation regarding the
advisability of investing in the funds.
This material may be used in conjunction
with the offering of shares of any Vanguard	All other marks are the exclusive property of their
fund only if preceded or accompanied by
the fund’s current prospectus.	respective owners. All comparative mutual fund data are
from Lipper Inc. or Morningstar, Inc., unless otherwise
noted.

You can obtain a free copy of Vanguard’s proxy voting
You can review and copy information about your fund	guidelines by visiting our website, www.vanguard.com,
at the SEC’s Public Reference Room in Washington,	and searching for “proxy voting guidelines,” or by calling
D.C.To find out more about this public service, call the	Vanguard at 800-662-2739. They are also available from
SEC at 202-551-8090. Information about your fund is	the SEC’s website, www.sec.gov. In addition, you may
also available on the SEC’s website, and you can receive	obtain a free report on how your fund voted the proxies
copies of this information, for a fee, by sending a	for securities it owned during the 12 months ended June
request in either of two ways: via e-mail addressed to	30. To get the report, visit either www.vanguard.com
publicinfo@sec.gov or via regular mail addressed to the	or www.sec.gov.
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q402 082007

Vanguard® U.S. Stock Index Funds
Small-Capitalization Portfolios

> Semiannual Report

June 30, 2007

Vanguard Small-Cap Index Fund

Vanguard Small-Cap Growth Index Fund

Vanguard Small-Cap Value Index Fund

>

For the six months ended June 30, 2007, Vanguard Small-Cap Index Fund returned 9.2%, the Small-Cap Growth Index Fund returned 13.4%, and the Small-Cap Value Index Fund returned 5.0%, in each case for Investor Shares.

>	The returns of small-capitalization stocks lagged those of their large- and mid-cap counterparts. In a turnaround from recent years, growth stocks generally outperformed value stocks.

>	The three funds met their objectives of closely tracking their target indexes. The Small-Cap Value Fund was the only one that lagged the average return of its peers.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Small-Cap Index Fund	8
Small-Cap Growth Index Fund	25
Small-Cap Value Index Fund	39
About Your Fund’s Expenses	53
Trustees Approve Advisory Arrangement	55
Glossary	56

Small-Cap Index Fund

Small-Cap Growth Index Fund

Small-Cap Value Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2007
	Ticker	Total
	Symbol	Returns
Vanguard Small-Cap Index Fund
Investor Shares	NAESX	9.2%
Admiral™ Shares[1]	VSMAX	9.2
Signal™ Shares[2]	VSISX	9.2
Institutional Shares[3]	VSCIX	9.2
ETF Shares[4]	VB
Market Price		9.3
Net Asset Value		9.2
MSCI US Small Cap 1750 Index		9.2
Average Small-Cap Core Fund[5]		8.3

Vanguard Small-Cap Growth Index Fund
Investor Shares	VISGX	13.4%
Institutional Shares	VSGIX	13.5
ETF Shares	VBK
Market Price		13.6
Net Asset Value		13.5
MSCI US Small Cap Growth Index		13.5
Average Small-Cap Growth Fund[5]		11.0

Vanguard Small-Cap Value Index Fund
Investor Shares	VISVX	5.0%
Institutional Shares	VSIIX	5.1
ETF Shares	VBR
Market Price		5.2
Net Asset Value		5.0
MSCI US Small Cap Value Index		5.0
Average Small-Cap Value Fund[5]		7.7

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 Signal Shares also carry lower costs and are available to certain Institutional shareholders who meet specific administrative, service, and account-size criteria.

3 This class of shares also carries low expenses and is available for a minimum initial investment of $5 million.

4 Vanguard ETF shares are traded on the American Stock Exchange and are available only through brokers. The table shows ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2.

5 Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

In the first half of 2007, Vanguard’s three small-capitalization index funds met the goal of closely tracking their respective indexes. Each fund captured the vast majority of its target benchmark’s return.

The Investor Shares of Vanguard Small-Cap Index Fund returned 9.2% and outpaced the average return of competing funds. The Investor Shares of the Small-Cap Growth Index and Small-Cap Value Index Funds returned 13.4% and 5.0%, respectively. The growth fund surpassed the average result of its competitive group, but the value fund fell short of its average peer by a couple of percentage points.

Stock market’s ascent was driven by global liquidity

The broad U.S. stock market notched impressive gains in the year’s first half, when an abundance of cash drove record numbers of mergers and acquisitions around the globe. The gains came amid increased volatility. In February, markets worldwide fell sharply following a sell-off in China, only to recover quickly and continue upward. The six-month period closed with two dips in June, owing to real-estate woes and inflation concerns.

The best performers in the U.S. market were the so-called mega-caps—broadly diversified companies that are well-positioned to weather periods of economic transition. International stocks, particularly those in emerging markets, outperformed U.S. equities. The euro and the British

2

pound appreciated against the dollar, further enhancing gains for Americans investing abroad.

Bond investors were hobbled by a shift in sentiment

The relationship between yield and maturity returned to normal during the past six months, as yields of intermediate-and longer-term bonds moved higher than short-term yields. The accompanying drop in prices was steepest for long-term and intermediate-term bonds.

Earlier in the year, bond yields seemed to reflect an assumption that the Federal Reserve Board might cut interest rates in response to weaker economic growth. As the year progressed, inflationary pressures and economic growth looked more substantial, producing a change in market sentiment, which resulted in higher yields and lower prices.

The broad taxable bond market returned 1.0% for the period, while municipal bonds posted a return of 0.1%. The Citigroup 3-Month Treasury Bill Index—a proxy for money market yields—returned 2.5% for the half-year.

Growth stocks were stronger than value stocks in the period

During the period, small-cap stocks lost some of the momentum that had been driving their solid performance over the past few years. They were beaten out by the returns of large- and mid-cap stocks, as investors seemed drawn to the relative safety that more established companies provided.

Market Barometer
		Total Returns
		Periods Ended June 30, 2007
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	7.2%	20.4%	11.3%
Russell 2000 Index (Small-caps)	6.4	16.4	13.9
Dow Jones Wilshire 5000 Index (Entire market)	7.6	20.4	12.0
MSCI All Country World Index ex USA (International)	12.6	30.1	19.9

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	1.0%	6.1%	4.5%
Lehman Municipal Bond Index	0.1	4.7	4.6
Citigroup 3-Month Treasury Bill Index	2.5	5.1	2.7

CPI
Consumer Price Index	3.2%	2.7%	3.0%

1 Annualized.

3

In general, the differences in the funds’ returns were due to their varying weightings of industry groups, some of which did better than others. With one noteworthy exception, each of the ten sectors represented in the Vanguard Small-Cap Index Funds recorded positive returns during the half-year. That exception was the financials sector; the group represented more than one-third of the target index of the Small-Cap Value Index Fund, for example, and had a return of –5.4%, shaving close to 2 percentage points from the index’s—and thus the fund’s—performance.

The Small-Cap Growth Index Fund, with a 13.4% return for its Investor Shares, benefited from the solid results of the industrials and energy stocks in its target index. Industrials stocks profited from strong demand for machinery and strength in transportation services, including railroads and trucking companies. Energy stocks were, of course, aided by the continued strength of global demand for energy and oil-based products. Materials stocks, particularly those associated with metals and mining, also performed quite well, but the impact was less because of their relatively small weighting in the index.

Annualized Expense Ratios[1]
Your fund compared with its peer group

Expense
Ratio
Small-Cap Index Fund
Investor Shares	0.22%
Admiral Shares	0.12
Signal Shares	0.12
Institutional Shares	0.07
ETF Shares	0.10
Average Small-Cap Core Fund	1.50

Small-Cap Growth Index Fund
Investor Shares	0.22%
Institutional Shares	0.07
ETF Shares	0.12
Average Small-Cap Growth Fund	1.64

Small-Cap Value Index Fund
Investor Shares	0.22%
Institutional Shares	0.07
ETF Shares	0.12
Average Small-Cap Value Fund	1.54

1 The fund expense ratios reflect the six-months ended June 30, 2007. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2006.

4

The Small-Cap Value Index Fund, with a return of 5.0% for its Investor Shares, benefited most from strength in industrials, materials, and information technology stocks. Energy stocks also made a sizable contribution to return, despite their small index representation. As noted earlier, the fund was hampered by the weakness of financials stocks—many of them affected by the turmoil in the subprime lending market as well as by uncertainty about the future course of interest rates. The fund’s consumer discretionary holdings also did poorly, as businesses that rely on the weakened real-estate market provided disappointing returns.

The Small-Cap Index Fund, which represents the union of the growth and value styles characterized by the other two funds, posted a 9.2% return, essentially occupying the midpoint between their six-month results.

Each of the three Small-Cap Index Funds very closely tracked its target index, an accomplishment made possible by the talents of the indexing team in Vanguard’s Quantitative Equity Group, which manages the funds. The funds’ close tracking of their respective benchmarks is also aided by their extremely low expense ratios, which allow them to pass along a greater portion of their returns to shareholders.

Small-cap exposure can enhance portfolio diversification

Small-cap stocks respond somewhat differently to the systemic forces and trade dynamics that drive the broad market. In contrast to larger companies, for example, the success of small-cap companies often depends on one product or service that can make or break their businesses. With less capital and resources, these businesses may be more vulnerable to periods of economic weakness than the market’s giants are.

For the long-term investor, however, these differences present an opportunity to diversify a stock portfolio that may be made up mostly of large-cap holdings. Gaining exposure to smaller companies through a broadly diversified mutual fund—such as one of the Small-Cap Index Funds—can be appealing if you already hold a balanced and diversified portfolio that includes stocks, bonds, and cash investments in proportions appropriate for your risk tolerance and objectives.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

July 18, 2007

5

Your Fund’s Performance at a Glance
December 31, 2006–June 30, 2007
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Small-Cap Index Fund
Investor Shares	$32.62	$35.61	$0.006	$0.000
Admiral Shares	32.64	35.64	0.007	0.000
Signal Shares	29.42	32.13	0.005	0.000
Institutional Shares	32.65	35.66	0.007	0.000
ETF Shares	68.16	74.44	0.014	0.000
Small-Cap Growth Index Fund
Investor Shares	$18.34	$20.80	$0.002	$0.000
Institutional Shares	18.37	20.85	0.003	0.000
ETF Shares	65.24	74.04	0.010	0.000
Small-Cap Value Index Fund
Investor Shares	$17.05	$17.89	$0.013	$0.000
Institutional Shares	17.09	17.94	0.014	0.000
ETF Shares	71.16	74.68	0.058	0.000

6

Small-Cap ETF
Premium/Discount: January 26, 2004[1]–June 30, 2007

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	337	38.95%	510	58.95%
25–49.9	1	0.12	14	1.62
50–74.9	0	0.00	0	0.00
75–100.0	0	0.00	1	0.12
>100.0	1	0.12	1	0.12
Total	339	39.19%	526	60.81%

Small-Cap Growth ETF
Premium/Discount: January 26, 2004[1]–June 30, 2007

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	354	40.92%	482	55.73%
25–49.9	1	0.12	15	1.73
50–74.9	0	0.00	1	0.12
75–100.0	0	0.00	2	0.23
>100.0	2	0.23	8	0.92
Total	357	41.27%	508	58.73%

Small-Cap Value ETF
Premium/Discount: January 26, 2004[1]–June 30, 2007

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	373	43.12%	475	54.91%
25–49.9	1	0.12	15	1.73
50–74.9	0	0.00	1	0.12
75–100.0	0	0.00	0	0.00
>100.0	0	0.00	0	0.00
Total	374	43.24%	491	56.76%

1 Inception.

2 One basis point equals 1/100 of a percentage point.

7

Vanguard Small-Cap Index Fund

Fund Profile

As of June 30, 2007

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	1,728	1,721	4,921
Median Market Cap	$1.8B	$1.8B	$32.6B
Price/Earnings Ratio	24.0x	24.0x	18.2x
Price/Book Ratio	2.5x	2.5x	2.9x
Yield		1.2%	1.7%
Investor Shares	1.1%
Admiral Shares	1.2%
Signal Shares	1.2%
Institutional Shares	1.3%
ETF Shares	1.2%
Return on Equity	11.8%	11.8%	18.2%
Earnings Growth Rate	17.8%	17.8%	20.7%
Foreign Holdings	0.7%	0.7%	0.0%
Turnover Rate	16%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.22%[3]
Admiral Shares	0.12%[3]
Signal Shares	0.12%[3]
Institutional Shares	0.07%[3]
ETF Shares	0.10%[3]
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	15%	15%	12%
Consumer Staples	3	3	8
Energy	8	8	10
Financials	19	19	21
Health Care	10	10	11
Industrials	17	17	12
Information Technology	17	17	15
Materials	6	6	4
Telecommunication
Services	1	1	3
Utilities	4	4	4

Volatility Measures[4]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.87
Beta	1.00	1.42

Ten Largest Holdings[5] (% of total net assets)

The Manitowoc Co., Inc.	construction and farm machinery and heavy trucks	0.2%
Cytyc Corp.	health care equipment	0.2
ITT Educational Services, Inc.	education services	0.2
Frontier Oil Corp.	oil and gas refining and marketing	0.2
aQuantive, Inc.	Internet software and services	0.2
Dade Behring Holdings Inc.	health care equipment	0.2
Denbury Resources, Inc.	oil and gas exploration and production	0.2
Lubrizol Corp.	specialty chemicals	0.2
Harsco Corp.	industrial machinery	0.2
Flowserve Corp.	industrial machinery	0.2
Top Ten		2.0%

Investment Focus

1 MSCI US Small Cap 1750 Index.

2 Dow Jones Wilshire 5000 Index.

3 Annualized.

4 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 56.

5 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

8

Vanguard Small Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1996–June 30, 2007

Average Annual Total Returns: Periods Ended June 30, 2007

	Inception Date	One Year	Five Years	Ten Years
Investor Shares[3]	10/3/1960	18.12%	14.58%	9.79%
Admiral Shares	11/13/2000	18.25	14.70	11.01[4]
Signal Shares	12/15/2006	8.33[4]	—	—
Institutional Shares	7/7/1997	18.25	14.76	9.94[4]
ETF Shares	1/26/2004
Market Price		18.68	13.05[4]	—
Net Asset Value		18.25	13.05[4]	—

1 Six months ended June 30, 2007.

2 Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index thereafter.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Since inception.

Note: See Financial Highlights tables on pages 16 through 20 for dividend and capital gains information.

9

Vanguard Small-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2007

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
*	ITT Educational Services, Inc.	328,613	38,573	0.2%
	Service Corp. International	2,325,567	29,721	0.2%
	Phillips-Van Heusen Corp.	439,966	26,649	0.2%
†	Other—Consumer Discretionary		2,244,341	14.3%
			2,339,284	14.9%
Consumer Staples
	J.M. Smucker Co.	428,659	27,288	0.2%
*^	Rite Aid Corp.	4,227,638	26,972	0.2%
	Corn Products International, Inc.	589,675	26,801	0.2%
†	Other—Consumer Staples		441,095	2.7%
			522,156	3.3%
Energy
	Frontier Oil Corp.	876,461	38,363	0.2%
*	Denbury Resources, Inc.	953,329	35,750	0.2%
	Tidewater Inc.	433,758	30,745	0.2%
	Helmerich & Payne, Inc.	835,648	29,599	0.2%
*	Plains Exploration & Production Co.	609,362	29,134	0.2%
	Holly Corp.	379,089	28,125	0.2%
*	Helix Energy Solutions Group, Inc.	704,524	28,118	0.2%
	Cabot Oil & Gas Corp.	760,697	28,055	0.2%
*	Superior Energy Services, Inc.	675,136	26,951	0.2%
†	Other—Energy		896,535	5.6%
			1,171,375	7.4%
Financials
	Jones Lang LaSalle Inc.	290,122	32,929	0.2%
*^	Affiliated Managers Group, Inc.	239,823	30,880	0.2%
	Annaly Mortgage Management Inc. REIT	2,028,429	29,250	0.2%
	Rayonier Inc. REIT	608,909	27,486	0.2%
†	Other—Financials		2,846,238	18.0%
			2,966,783	18.8%

10

Vanguard Small Cap Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Health Care
*	Cytyc Corp.	894,785	38,574	0.3%
	Dade Behring Holdings Inc.	681,864	36,221	0.2%
†	Other—Health Care		1,528,436	9.7%
			1,603,231	10.2%
Industrials
	The Manitowoc Co., Inc.	489,346	39,334	0.2%
	Harsco Corp.	666,877	34,678	0.2%
	Flowserve Corp.	461,933	33,074	0.2%
*	AGCO Corp.	724,204	31,438	0.2%
*	Stericycle, Inc.	705,110	31,349	0.2%
*	General Cable Corp.	409,844	31,046	0.2%
*	Corrections Corp. of America	482,405	30,445	0.2%
*	BE Aerospace, Inc.	718,285	29,665	0.2%
*	Shaw Group, Inc.	639,456	29,600	0.2%
*	Quanta Services, Inc.	934,173	28,651	0.2%
*	Thomas & Betts Corp.	475,824	27,598	0.2%
	Trinity Industries, Inc.	633,665	27,590	0.2%
†	Other—Industrials		2,310,539	14.6%
			2,685,007	17.0%
Information Technology
*	aQuantive, Inc.	585,676	37,366	0.2%
*	Synopsys, Inc.	1,144,348	30,245	0.2%
*	Trimble Navigation Ltd.	930,121	29,950	0.2%
*	Mettler-Toledo International Inc.	312,190	29,817	0.2%
*	CommScope, Inc.	473,599	27,635	0.2%
	Diebold, Inc.	519,598	27,123	0.2%
*	Cypress Semiconductor Corp.	1,142,880	26,618	0.2%
†	Other—Information Technology		2,418,025	15.3%
			2,626,779	16.7%
Materials
	Lubrizol Corp.	546,579	35,282	0.2%
*	AK Steel Holding Corp.	875,972	32,735	0.2%
	Nalco Holding Co.	1,136,328	31,192	0.2%
	Reliance Steel & Aluminum Co.	539,975	30,379	0.2%
	Commercial Metals Co.	892,114	30,127	0.2%
	Airgas, Inc.	557,751	26,716	0.2%
†	Other—-Materials		763,493	4.8%
			949,924	6.0%

† Telecommunication Services			177,670	1.1%

Utilities
*	Sierra Pacific Resources	1,755,117	30,820	0.2%
	CMS Energy Corp.	1,766,995	30,392	0.2%
	Energen Corp.	546,111	30,003	0.2%
	National Fuel Gas Co.	629,457	27,262	0.2%
†	Other—Utilities		505,526	3.2%
			624,003	4.0%
Total Common Stocks (Cost $11,340,804)			15,666,212	99.4%[1]

11

Vanguard Small-Cap Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets

Temporary Cash Investments
Money Market Fund
2 Vanguard Market Liquidity Fund, 5.281%	93,760,714	93,761	0.6%
2 Vanguard Market Liquidity Fund, 5.281%—Note E	972,772,841	972,773	6.2%
		1,066,534	6.8%

†[3]U.S. Agency Obligation		3,899	0.0%
Total Temporary Cash Investments (Cost $1,070,433)		1,070,433	6.8%[1]
Total Investments (Cost $12,411,237)		16,736,645	106.2%
Other Assets and Liabilities
Other Assets—Note B		75,625	0.5%
Security Lending Collateral Payable to Brokers—Note E		(972,773)	(6.2%)
Other Liabilities		(85,251)	(0.5%)
		(982,399)	(6.2%)
Net Assets		15,754,246	100.0%

At June 30, 2007, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	11,797,453
Undistributed Net Investment Income	76,104
Accumulated Net Realized Losses	(445,899)
Unrealized Appreciation
Investment Securities	4,325,408
Futures Contracts	1,180
Net Assets	15,754,246

Investor Shares—Net Assets
Applicable to 202,675,049 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	7,217,220
Net Asset Value Per Share—Investor Shares	$35.61

Admiral Shares—Net Assets
Applicable to 101,071,529 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,602,081
Net Asset Value Per Share—Admiral Shares	$35.64

12

Vanguard Small Cap Index Fund

Amount
($000)
Signal Shares—Net Assets
Applicable to 10,279,810 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	330,296
Net Asset Value Per Share—Signal Shares	$32.13

Institutional Shares—Net Assets
Applicable to 102,641,228 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,660,560
Net Asset Value Per Share—Institutional Shares	$35.66

ETF Shares—Net Assets
Applicable to 12,683,067 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	944,089
Net Asset Value Per Share—ETF Shares	$74.44

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 6.2%, respectively, of net assets. See Note C in Notes to Financial Statements.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Securities with a value of $3,899,000 have been segregated as initial margin for open futures contracts.

4 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

13

Vanguard Small-Cap Index Fund

Statement of Operations

Six Months Ended
June 30, 2007
($000)
Investment Income
Income
Dividends	92,894
Interest[1]	1,638
Security Lending	7,694
Total Income	102,226
Expenses
The Vanguard Group—Note B
Investment Advisory Services	277
Management and Administrative
Investor Shares	6,570
Admiral Shares	1,505
Signal Shares	113
Institutional Shares	625
ETF Shares	245
Marketing and Distribution
Investor Shares	836
Admiral Shares	369
Signal Shares	11
Institutional Shares	431
ETF Shares	98
Custodian Fees	292
Shareholders’ Reports
Investor Shares	90
Admiral Shares	6
Signal Shares	7
Institutional Shares	11
ETF Shares	10
Trustees’ Fees and Expenses	9
Total Expenses	11,505
Net Investment Income	90,721
Realized Net Gain (Loss)
Investment Securities Sold	582,326
Futures Contracts	(1,833)
Realized Net Gain (Loss)	580,493
Change in Unrealized Appreciation (Depreciation)
Investment Securities	636,450
Futures Contracts	1,217
Change in Unrealized Appreciation (Depreciation)	637,667
Net Increase (Decrease) in Net Assets Resulting From Operations	1,308,881

1 Interest income from an affiliated company of the fund was $1,549,000.

14

Vanguard Small-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	90,721	156,255
Realized Net Gain (Loss)	580,493	674,364
Change in Unrealized Appreciation (Depreciation)	637,667	929,905
Net Increase (Decrease) in Net Assets Resulting from Operations	1,308,881	1,760,524
Distributions
Net Investment Income
Investor Shares	(1,253)	(74,014)
Admiral Shares	(690)	(36,085)
Signal Shares	(27)	(1,656)
Institutional Shares	(689)	(37,704)
ETF Shares	(158)	(8,004)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(2,817)	(157,463)
Capital Share Transactions—Note F
Investor Shares	(212,883)	54,559
Admiral Shares	229,107	332,227
Signal Shares	128,323	159,629
Institutional Shares	257,214	682,549
ETF Shares	226,312	349,999
Net Increase (Decrease) from Capital Share Transactions	628,073	1,578,963
Total Increase (Decrease)	1,934,137	3,182,024
Net Assets
Beginning of Period	13,820,109	10,638,085
End of Period[1]	15,754,246	13,820,109

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $76,104,000 and ($11,800,000).

15

Vanguard Small-Cap Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$32.62	$28.52	$26.83	$22.60	$15.66	$19.82
Investment Operations
Net Investment Income	.194	.357	.29	.267	.200	.192
Net Realized and Unrealized Gain
(Loss) on Investments	2.802	4.101	1.69	4.228	6.944	(4.160)
Total from Investment Operations	2.996	4.458	1.98	4.495	7.144	(3.968)
Distributions
Dividends from Net Investment Income	(.006)	(.358)	(.29)	(.265)	(.204)	(.192)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.006)	(.358)	(.29)	(.265)	(.204)	(.192)
Net Asset Value, End of Period	$35.61	$32.62	$28.52	$26.83	$22.60	$15.66

Total Return[1]	9.19%	15.64%	7.36%	19.90%	45.63%	–20.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,217	$6,808	$5,902	$6,247	$4,871	$2,943
Ratio of Total Expenses to
Average Net Assets	0.22%*	0.23%	0.23%	0.23%	0.27%	0.27%
Ratio of Net Investment
Income to Average Net Assets	1.16%*	1.18%	1.08%	1.13%	1.17%	1.11%
Portfolio Turnover Rate[2]	16%*	13%	18%	19%	39%[3]	32%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3 Includes activity related to a change in the fund’s target index.

*	Annualized.

16

Vanguard Small-Cap Index Fund

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$32.64	$28.53	$26.83	$22.60	$15.66	$19.82
Investment Operations
Net Investment Income	.205	.395	.325	.294	.220	.207
Net Realized and Unrealized Gain
(Loss) on Investments	2.802	4.101	1.690	4.228	6.944	(4.160)
Total from Investment Operations	3.007	4.496	2.015	4.522	7.164	(3.953)
Distributions
Dividends from Net Investment Income	(.007)	(.386)	(.315)	(.292)	(.224)	(.207)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.007)	(.386)	(.315)	(.292)	(.224)	(.207)
Net Asset Value, End of Period	$35.64	$32.64	$28.53	$26.83	$22.60	$15.66

Total Return	9.21%	15.77%	7.49%	20.02%	45.76%	–19.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,602	$3,078	$2,382	$1,451	$1,056	$591
Ratio of Total Expenses to
Average Net Assets	0.12%*	0.13%	0.13%	0.13%	0.18%	0.18%
Ratio of Net Investment Income to
Average Net Assets	1.26%*	1.28%	1.18%	1.25%	1.26%	1.22%
Portfolio Turnover Rate[1]	16%*	13%	18%	19%	39%[2]	32%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2 Includes activity related to a change in the fund’s target index.

*	Annualized.

17

Vanguard Small-Cap Index Fund

Signal Shares
	Six Months	Dec. 15,
	Ended	2006[1] to
	June. 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$29.42	$29.98
Investment Operations
Net Investment Income	.194	.004
Net Realized and Unrealized Gain (Loss) on Investments	2.521	(.251)
Total from Investment Operations	2.715	(.247)
Distributions
Dividends from Net Investment Income	(.005)	(.313)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.005)	(.313)
Net Asset Value, End of Period	$32.13	$29.42

Total Return	9.23%	–0.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$330	$157
Ratio of Total Expenses to Average Net Assets	0.12%*	0.13%*
Ratio of Net Investment Income to Average Net Assets	1.26%*	1.28%*
Portfolio Turnover Rate[2]	16%*	13%

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

18

Vanguard Small-Cap Index Fund

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$32.65	$28.54	$26.84	$22.61	$15.66	$19.82
Investment Operations
Net Investment Income	.215	.411	.343	.306	.240	.219
Net Realized and Unrealized Gain
(Loss) on Investments	2.802	4.101	1.690	4.228	6.944	(4.160)
Total from Investment Operations	3.017	4.512	2.033	4.534	7.184	(3.941)
Distributions
Dividends from Net Investment Income	(.007)	(.402)	(.333)	(.304)	(.234)	(.219)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.007)	(.402)	(.333)	(.304)	(.234)	(.219)
Net Asset Value, End of Period	$35.66	$32.65	$28.54	$26.84	$22.61	$15.66

Total Return	9.24%	15.82%	7.56%	20.06%	45.88%	–19.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,661	$3,107	$2,089	$1,648	$1,111	$686
Ratio of Total Expenses to
Average Net Assets	0.07%*	0.08%	0.08%	0.08%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.31%*	1.33%	1.23%	1.30%	1.33%	1.32%
Portfolio Turnover Rate[1]	16%*	13%	18%	19%	39%[2]	32%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2 Includes activity related to a change in the fund’s target index.

*	Annualized.

19

Vanguard Small-Cap Index Fund

ETF Shares
	Six Months			Jan. 26,
	Ended	Year Ended		2004[1] to
	June 30,	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$68.16	$59.59	$56.05	$50.65
Investment Operations
Net Investment Income	.454	.836	.668	.585
Net Realized and Unrealized Gain (Loss) on Investments	5.840	8.569	3.555	5.436
Total from Investment Operations	6.294	9.405	4.223	6.021
Distributions
Dividends from Net Investment Income	(.014)	(.835)	(.683)	(.621)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.014)	(.835)	(.683)	(.621)
Net Asset Value, End of Period	$74.44	$68.16	$59.59	$56.05

Total Return	9.24%	15.79%	7.53%	11.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$944	$670	$265	$186
Ratio of Total Expenses to Average Net Assets	0.10%*	0.10%	0.10%	0.18%*
Ratio of Net Investment Income to Average Net Assets	1.28%*	1.31%	1.20%	1.19%*
Portfolio Turnover Rate[2]	16%*	13%	18%	19%

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Vanguard Small-Cap Index Fund

Notes to Financial Statements

Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market

21

Vanguard Small-Cap Index Fund

Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2007, the fund had contributed capital of $1,385,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.38% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2007, the fund realized $621,091,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2006, the fund had available realized losses of $402,458,000 to offset future net capital gains of $326,341,000 through December 31, 2011, and $76,117,000 through December 31, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2007, the cost of investment securities for tax purposes was $12,411,237,000. Net unrealized appreciation of investment securities for tax purposes was $4,325,408,000, consisting of unrealized gains of $4,780,510,000 on securities that had risen in value since their purchase and $455,102,000 in unrealized losses on securities that had fallen in value since their purchase.

22

Vanguard Small-Cap Index Fund

At June 30, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

			($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
Russell 2000 Index	172	72,421	1,253
E-mini Russell 2000 Index	200	16,842	(73)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended June 30, 2007, the fund purchased $3,064,054,000 of investment securities and sold $2,415,981,000 of investment securities other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at June 30, 2007, was $923,361,000, for which the fund received cash collateral of $972,773,000.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	740,471	21,755	1,566,416	50,715
Issued in Lieu of Cash Distributions	1,202	35	70,372	2,168
Redeemed	(954,556)	(27,795)	(1,582,229)	(51,136)
Net Increase (Decrease)—Investor Shares	(212,883)	(6,005)	54,559	1,747
Admiral Shares
Issued	563,017	16,512	952,912	30,830
Issued in Lieu of Cash Distributions	600	18	31,519	971
Redeemed	(334,510)	(9,759)	(652,204)	(20,992)
Net Increase (Decrease)—Admiral Shares	229,107	6,771	332,227	10,809
Signal Shares
Issued	161,979	6,045	159,697	5,325
Issued in Lieu of Cash Distributions	27	1	1,656	57
Redeemed	(33,683)	(1,090)	(1,724)	(58)
Net Increase (Decrease)—Signal Shares	128,323	4,956	159,629	5,324

23

Vanguard Small-Cap Index Fund

	Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	618,567	17,978	1,143,786	36,968
Issued in Lieu of Cash Distributions	632	19	34,286	1,055
Redeemed	(361,985)	(10,526)	(495,523)	(16,035)
Net Increase (Decrease)—Institutional Shares	257,214	7,471	682,549	21,988
ETF Shares
Issued	1,517,977	20,346	1,773,739	27,087
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,291,665)	(17,500)	(1,423,740)	(21,700)
Net Increase (Decrease)—ETF Shares	226,312	2,846	349,999	5,387

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

24

Vanguard Small-Cap Growth Index Fund

Fund Profile

As of June 30, 2007

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	943	940	4,921
Median Market Cap	$1.9B	$1.9B	$32.6B
Price/Earnings Ratio	30.8x	30.8x	18.2x
Price/Book Ratio	3.7x	3.7x	2.9x
Yield		0.2%	1.7%
Investor Shares	0.3%
Institutional Shares	0.4%
ETF Shares	0.4%
Return on Equity	13.0%	13.0%	18.2%
Earnings Growth Rate	25.7%	25.7%	20.7%
Foreign Holdings	0.9%	0.9%	0.0%
Turnover Rate	33%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.22%[3]
Institutional Shares	0.07%[3]
ETF Shares	0.12%[3]
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	17%	17%	12%
Consumer Staples	3	3	8
Energy	10	10	10
Financials	6	6	21
Health Care	17	17	11
Industrials	17	17	12
Information Technology	23	23	15
Materials	5	5	4
Telecommunication Services	2	2	3
Utilities	0	0	4

Volatility Measures[4]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.83
Beta	1.00	1.61

Ten Largest Holdings[5] (% of total net assets)

The Manitowoc Co., Inc.	construction and farm machinery and heavy trucks	0.5%
Cytyc Corp.	health care equipment	0.5
ITT Educational Services, Inc.	education services	0.5
Frontier Oil Corp.	oil and gas refining and marketing	0.5
aQuantive, Inc.	Internet software and services	0.5
Dade Behring Holdings Inc.	health care equipment	0.5
Denbury Resources, Inc.	oil and gas exploration and production	0.4
Jones Lang LaSalle Inc.	real estate management and development	0.4
AK Steel Holding Corp.	steel	0.4
Stericycle, Inc.	environmental and facilities services	0.4
Top Ten		4.6%

Investment Focus

1 MSCI US Small Cap Growth Index.

2 Dow Jones Wilshire 5000 Index.

3 Annualized.

4 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 56.

5 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

25

Vanguard Small-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 21, 1998–June 30, 2007

Average Annual Total Returns: Periods Ended June 30, 2007

	Inception Date	One Year	Five Years	Ten Years
Investor Shares[3]	5/21/1998	20.16%	15.46%	9.18%
Institutional Shares	5/24/2000	20.35	15.64	10.52[4]
ETF Shares	1/26/2004
Market Price		20.87	11.97[4]	—
Net Asset Value		20.29	11.96[4]	—

1 Six months ended June 30, 2007.

2 S&P SmallCap 600/Barra Growth Index through May 16, 2003; MSCI US Small Cap Growth Index thereafter.

3 Total returns do not include the account service fee that may be applicable to certain acconts with balances below $10,000.

4 Since inception.

Note: See Financial Highlights tables on pages 33 through 35 for dividend and capital gains information.

26

Vanguard Small-Cap Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2007

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
*	ITT Educational Services, Inc.	164,378	19,295	0.5%
*	Big Lots Inc.	432,601	12,727	0.3%
†	Other—Consumer Discretionary		663,848	16.6%
			695,870	17.4%
Consumer Staples
*	Rite Aid Corp.	2,115,116	13,494	0.3%
	Church & Dwight, Inc..	259,215	12,562	0.3%
†	Other—Consumer Staples		104,232	2.6%
			130,288	3.2%
Energy
	Frontier Oil Corp.	438,470	19,192	0.5%
*	Denbury Resources, Inc.	476,925	17,885	0.4%
	Helmerich & Payne, Inc.	418,035	14,807	0.4%
	Holly Corp.	189,621	14,068	0.4%
*	Helix Energy Solutions Group, Inc.	352,469	14,067	0.4%
*	Superior Energy Services, Inc.	337,777	13,484	0.3%
*	Dresser Rand Group, Inc.	305,726	12,076	0.3%
†	Other—Energy		298,578	7.4%
			404,157	10.1%
Financials
	Jones Lang LaSalle Inc.	145,074	16,466	0.4%
*	Affiliated Managers Group, Inc.	119,909	15,439	0.4%
†	Other—Financials		184,095	4.6%
			216,000	5.4%

27

Vanguard Small-Cap Growth Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Health Care
*	Cytyc Corp.	447,616	19,297	0.5%
	Dade Behring Holdings Inc.	341,117	18,120	0.5%
*	VCA Antech, Inc.	331,763	12,504	0.3%
*	Gen-Probe Inc.	206,844	12,498	0.3%
*	ResMed Inc.	302,174	12,468	0.3%
*	WellCare Health Plans Inc.	137,550	12,450	0.3%
*	Respironics, Inc.	290,050	12,353	0.3%
*	IDEXX Laboratories Corp.	124,358	11,768	0.3%
†	Other—Health Care		553,823	13.8%
			665,281	16.6%
Industrials
	The Manitowoc Co., Inc.	244,702	19,669	0.5%
*	Stericycle, Inc.	352,647	15,679	0.4%
*	General Cable Corp.	204,966	15,526	0.4%
*	Corrections Corp. of America	241,271	15,227	0.4%
*	BE Aerospace, Inc.	359,335	14,841	0.4%
*	Thomas & Betts Corp.	238,040	13,806	0.3%
	Trinity Industries, Inc.	316,995	13,802	0.3%
*	Alliant Techsystems, Inc.	130,953	12,984	0.3%
*	Covanta Holding Corp.	486,328	11,988	0.3%
*	WESCO International, Inc.	195,375	11,810	0.3%
†	Other—Industrials		529,729	13.2%
			675,061	16.8%
Information Technology
*	aQuantive, Inc.	292,958	18,691	0.5%
*	Trimble Navigation Ltd.	465,282	14,982	0.4%
*	Mettler-Toledo International Inc.	156,085	14,908	0.4%
*	CommScope, Inc.	236,844	13,820	0.4%
*	Cypress Semiconductor Corp.	571,893	13,319	0.3%
*	Varian Semiconductor Equipment Associates, Inc.	328,207	13,148	0.3%
*	F5 Networks, Inc.	161,132	12,987	0.3%
	Global Payments Inc.	318,566	12,631	0.3%
*	Unisys Corp.	1,372,031	12,540	0.3%
*	Brocade Communications Systems, Inc.	1,569,792	12,276	0.3%
*	Ciena Corp.	335,541	12,123	0.3%
	FactSet Research Systems Inc.	175,146	11,971	0.3%
*	Polycom, Inc.	352,648	11,849	0.3%
†	Other--Information Technology		759,438	18.9%
			934,683	23.3%
Materials
*	AK Steel Holding Corp.	438,209	16,376	0.4%
	Nalco Holding Co.	568,417	15,603	0.4%
	Chaparral Steel Co.	183,966	13,222	0.3%
	Cleveland-Cliffs Inc.	163,604	12,707	0.3%
	CF Industries Holdings, Inc.	197,280	11,815	0.3%
†	Other—Materials		119,944	3.0%
			189,667	4.7%
Telecommunication Services
*	SBA Communications Corp.	374,289	12,572	0.3%
†	Other—Telecommunication Services		53,281	1.3%
			65,853	1.6%

†	Utilities		7,052	0.2%
Total Common Stocks (Cost $3,192,596)			3,983,912	99.3%[1]

28

Vanguard Small-Cap Growth Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
2 Vanguard Market Liquidity Fund, 5.281%	17,832,945	17,833	0.5%
2 Vanguard Market Liquidity Fund, 5.281%—Note F	262,018,700	262,019	6.5%
		279,852	7.0%

†[3]U.S. Agency Obligation		999	0.0%
Total Temporary Cash Investments (Cost $280,851)		280,851	7.0%[1]
Total Investments (Cost $3,473,447)		4,264,763	106.3%
Other Assets and Liabilities
Other Assets—Note B		15,869	0.4%
Security Lending Collateral Payable to Brokers—Note F		(262,019)	(6.5%)
Other Liabilities		(7,959)	(0.2%)
		(254,109)	(6.3%)
Net Assets		4,010,654	100.0%

29

Vanguard Small-Cap Growth Index Fund

At June 30, 2007, net assets consisted of:[4]
Amount
($000)

Paid-in Capital	3,288,546
Undistributed Net Investment Income	7,896
Accumulated Net Realized Losses	(77,225)
Unrealized Appreciation
Investment Securities	791,316
Futures Contracts	121
Net Assets	4,010,654

Investor Shares—Net Assets
Applicable to 127,691,147 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,656,349
Net Asset Value Per Share—Investor Shares	$20.80

Institutional Shares—Net Assets
Applicable to 31,045,261 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	647,337
Net Asset Value Per Share—Institutional Shares	$20.85

ETF Shares—Net Assets
Applicable to 9,548,625 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	706,968
Net Asset Value Per Share—ETF Shares	$74.04

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 6.4%, respectively, of net assets. See Note D in Notes to Financial Statements.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Securities with a value of $999,000 have been segregated as initial margin for open futures contracts.

4 See Note D in Notes to Financial Statements for the tax-basis components of net assets.

30

Vanguard Small-Cap Growth Index Fund

Statement of Operations

Six Months Ended
June 30, 2007
($000)
Investment Income
Income
Dividends	10,925
Interest[1]	644
Security Lending	2,291
Total Income	13,860
Expenses
The Vanguard Group—Note B
Investment Advisory Services	98
Management and Administrative
Investor Shares	2,122
Institutional Shares	72
ETF Shares	211
Marketing and Distribution
Investor Shares	305
Institutional Shares	46
ETF Shares	73
Custodian Fees	203
Shareholders’ Reports
Investor Shares	34
Institutional Shares	5
ETF Shares	11
Trustees’ Fees and Expenses	2
Total Expenses	3,182
Expenses Paid Indirectly—Note C	(24)
Net Expenses	3,158
Net Investment Income	10,702
Realized Net Gain (Loss)
Investment Securities Sold	147,767
Futures Contracts	146
Realized Net Gain (Loss)	147,913
Change in Unrealized Appreciation (Depreciation)
Investment Securities	275,472
Futures Contracts	243
Change in Unrealized Appreciation (Depreciation)	275,715
Net Increase (Decrease) in Net Assets Resulting from Operations	434,330

1 Interest income from an affiliated company of the fund was $613,000.

31

Vanguard Small-Cap Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,702	8,624
Realized Net Gain (Loss)	147,913	118,477
Change in Unrealized Appreciation (Depreciation)	275,715	133,952
Net Increase (Decrease) in Net Assets Resulting from Operations	434,330	261,053
Distributions
Net Investment Income
Investor Shares	(246)	(6,221)
Institutional Shares	(68)	(1,077)
ETF Shares	(82)	(2,018)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(396)	(9,316)
Capital Share Transactions—Note G
Investor Shares	143,854	285,058
Institutional Shares	338,644	167,475
ETF Shares	112,017	273,576
Net Increase (Decrease) from Capital Share Transactions	594,515	726,109
Total Increase (Decrease)	1,028,449	977,846
Net Assets
Beginning of Period	2,982,205	2,004,359
End of Period[1]	4,010,654	2,982,205

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $7,896,000 and ($2,410,000).

32

Vanguard Small-Cap Growth Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$18.34	$16.43	$15.16	$13.08	$9.17	$10.87
Investment Operations
Net Investment Income	.054	.051	.04	.02	.021	.027
Net Realized and Unrealized Gain
(Loss) on Investments	2.408	1.911	1.27	2.08	3.911	(1.702)
Total from Investment Operations	2.462	1.962	1.31	2.10	3.932	(1.675)
Distributions
Dividends from Net Investment Income	(.002)	(.052)	(.04)	(.02)	(.022)	(.025)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.002)	(.052)	(.04)	(.02)	(.022)	(.025)
Net Asset Value, End of Period	$20.80	$18.34	$16.43	$15.16	$13.08	$9.17

Total Return[1]	13.43%	11.94%	8.64%	16.06%	42.88%	–15.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,656	$2,208	$1,726	$1,435	$907	$388
Ratio of Total Expenses to
Average Net Assets	0.22%*	0.23%	0.23%	0.23%	0.27%	0.27%
Ratio of Net Investment
Income to Average Net Assets	0.59%*	0.30%	0.27%	0.13%	0.21%	0.24%
Portfolio Turnover Rate[2]	33%*	40%	39%	41%	91%[3]	61%

1 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002, or the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3 Includes activity related to a change in the fund’s target index.

*	Annualized.

33

Vanguard Small-Cap Growth Index Fund

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$18.37	$16.46	$15.18	$13.09	$9.17	$10.87
Investment Operations
Net Investment Income	.075	.08	.073	.048	.039	.043
Net Realized and Unrealized Gain
(Loss) on Investments	2.408	1.91	1.270	2.080	3.911	(1.702)
Total from Investment Operations	2.483	1.99	1.343	2.128	3.950	(1.659)
Distributions
Dividends from Net Investment Income	(.003)	(.08)	(.063)	(.038)	(.030)	(.041)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.003)	(.08)	(.063)	(.038)	(.030)	(.041)
Net Asset Value, End of Period	$20.85	$18.37	$16.46	$15.18	$13.09	$9.17

Total Return[1]	13.52%	12.09%	8.84%	16.26%	43.08%	–15.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$647	$257	$73	$38	$30	$104
Ratio of Total Expenses to
Average Net Assets	0.07%*	0.08%	0.08%	0.08%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	0.74%*	0.45%	0.42%	0.28%	0.38%	0.41%
Portfolio Turnover Rate[2]	33%*	40%	39%	41%	91%[3]	61%

1 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3 Includes activity related to a change in the fund’s target index.

*	Annualized.

34

Vanguard Small-Cap Growth Index Fund

ETF Shares
	Six Months			Jan. 26,
	Ended	Year Ended		2004[1] to
		December 31,
	June 30,			Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$65.24	$58.47	$53.95	$50.77
Investment Operations
Net Investment Income	.23	.262	.200	.091
Net Realized and Unrealized Gain (Loss) on Investments	8.58	6.773	4.534	3.177
Total from Investment Operations	8.81	7.035	4.734	3.268
Distributions
Dividends from Net Investment Income	(.01)	(.265)	(.214)	(.088)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.01)	(.265)	(.214)	(.088)
Net Asset Value, End of Period	$74.04	$65.24	$58.47	$53.95

Total Return	13.51%	12.03%	8.77%	6.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$707	$518	$206	$92
Ratio of Total Expenses to Average Net Assets	0.12%*	0.12%	0.12%	0.22%*
Ratio of Net Investment Income to Average Net Assets	0.69%*	0.41%	0.37%	0.15%*
Portfolio Turnover Rate[2]	33%*	40%	39%	41%

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

35

Vanguard Small-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

36

Vanguard Small-Cap Growth Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2007, the fund had contributed capital of $334,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.33% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2007, custodian fee offset arrangements reduced the fund’s expenses by $24,000.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2007, the fund realized $163,427,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2006, the fund had available realized losses of $59,847,000 to offset future net capital gains of $13,814,000 through December 31, 2011, $15,893,000 through December 31, 2014, and $30,140,000 through December 31, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2007, the cost of investment securities for tax purposes was $3,473,447,000. Net unrealized appreciation of investment securities for tax purposes was $791,316,000, consisting of unrealized gains of $889,547,000 on securities that had risen in value since their purchase and $98,231,000 in unrealized losses on securities that had fallen in value since their purchase.

37

Vanguard Small-Cap Growth Index Fund

At June 30, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

			($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
Russell 2000 Index	48	20,210	191
E-mini Russell 2000 Index	60	5,053	(70)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the six months ended June 30, 2007, the fund purchased $1,621,648,000 of investment securities and sold $1,019,150,000 of investment securities other than temporary cash investments.

F. The market value of securities on loan to broker-dealers at June 30, 2007, was $249,731,000, for which the fund received cash collateral of $262,019,000.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	428,198	21,937	849,050	47,904
Issued in Lieu of Cash Distributions	231	12	5,601	306
Redeemed	(284,575)	(14,636)	(569,593)	(32,829)
Net Increase (Decrease)—Investor Shares	143,854	7,313	285,058	15,381
Institutional Shares
Issued	377,647	19,023	196,373	11,158
Issued in Lieu of Cash Distributions	64	3	1,047	57
Redeemed	(39,067)	(1,946)	(29,945)	(1,682)
Net Increase (Decrease)—Institutional Shares	338,644	17,080	167,475	9,533
ETF Shares
Issued	593,903	8,210	667,882	10,618
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(481,886)	(6,600)	(394,306)	(6,200)
Net Increase (Decrease)—ETF Shares	112,017	1,610	273,576	4,418

H. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.”FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund's financial statements.

38

Vanguard Small-Cap Value Index Fund

Fund Profile

As of June 30, 2007

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	943	940	4,921
Median Market Cap	$1.8B	$1.8B	$32.6B
Price/Earnings Ratio	19.6x	19.7x	18.2x
Price/Book Ratio	1.9x	1.9x	2.9x
Yield		2.1%	1.7%
Investor Shares	2.0%
Institutional Shares	2.1%
ETF Shares	2.1%
Return on Equity	10.8%	10.8%	18.2%
Earnings Growth Rate	12.3%	12.3%	20.7%
Foreign Holdings	0.4%	0.4%	0.0%
Turnover Rate	28%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.22%[3]
Institutional Shares	0.07%[3]
ETF Shares	0.12%[3]
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	12%	12%	12%
Consumer Staples	3	3	8
Energy	5	5	10
Financials	33	33	21
Health Care	4	4	11
Industrials	17	17	12
Information Technology	10	10	15
Materials	7	7	4
Telecommunication
Services	1	1	3
Utilities	8	8	4

Volatility Measures[4]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.84
Beta	1.00	1.23

Ten Largest Holdings[5] (% of total net assets)

Lubrizol Corp.	specialty chemicals	0.5%
Harsco Corp.	industrial machinery	0.5
AGCO Corp.	construction and farm machinery and heavy trucks	0.4
Sierra Pacific Resources	electric utilities	0.4
Reliance Steel & Aluminum Co.	steel	0.4
CMS Energy Corp.	multi-utilities	0.4
Commercial Metals Co.	steel	0.4
Energen Corp.	gas utilities	0.4
Service Corp.International	specialized consumer services	0.4
Shaw Group, Inc.	construction and engineering	0.4
Top Ten		4.2%

Investment Focus

1 MSCI US Small Cap Value Index.

2 Dow Jones Wilshire 5000 Index.

3 Annualized.

4 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 56.

5“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

39

Vanguard Small-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 21, 1998–June 30, 2007

Average Annual Total Returns: Periods Ended June 30, 2007

	Inception Date	One Year	Five Years	Ten Years
Investor Shares[3]	5/21/1998	15.91%	12.79%	10.19%
Institutional Shares	12/7/1999	16.02	12.97	14.50
ETF Shares	1/26/2004
Market Price		15.98	13.92[4]	—
Net Asset Value		16.39	13.96[4]	—

1 Six months ended June 30, 2007.

2 S&P SmallCap 600/Barra Value Index through May 16, 2003; MSCI US Small Cap Value Index thereafter.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4	Since inception.

Note: See Financial Highlights tables on pages 47 through 49 for dividend and capital gains information.

40

Vanguard Small-Cap Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2007

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
	Service Corp. International	1,781,939	22,773	0.4%
	Phillips-Van Heusen Corp.	337,270	20,428	0.4%
	Dow Jones & Co., Inc.	346,998	19,935	0.3%
	OfficeMax, Inc.	453,441	17,820	0.3%
†	Other—Consumer Discretionary		646,433	10.9%
			727,389	12.3%
Consumer Staples
	J.M. Smucker Co.	328,595	20,918	0.4%
	Corn Products International, Inc.	451,961	20,542	0.3%
†	Other—Consumer Staples		159,282	2.7%
			200,742	3.4%
Energy
*^	Forest Oil Corp.	475,707	20,103	0.3%
*	Kinder Morgan Management, LLC	378,354	19,637	0.3%
†	Other—Energy		238,888	4.1%
			278,628	4.7%
Financials
	Annaly Mortgage Management Inc. REIT	1,555,543	22,431	0.4%
	Rayonier Inc. REIT	466,881	21,075	0.4%
	Health Care Inc. REIT	479,064	19,335	0.3%
*	Conseco, Inc.	925,074	19,325	0.3%
	^Thornburg Mortgage, Inc. REIT	722,340	18,911	0.3%
	BRE Properties Inc. Class A REIT	306,983	18,201	0.3%
	Mack-Cali Realty Corp. REIT	409,466	17,808	0.3%
	Sky Financial Group, Inc.	637,395	17,758	0.3%
	Essex Property Trust, Inc. REIT	151,742	17,648	0.3%
	Cullen/Frost Bankers, Inc.	328,505	17,565	0.3%
	Raymond James Financial, Inc.	565,399	17,471	0.3%
	Alexandria Real Estate Equities, Inc. REIT	178,137	17,247	0.3%
†	Other—Financials		1,722,884	29.2%
			1,947,659	33.0%

41

Vanguard Small-Cap Value Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Health Care
	PerkinElmer, Inc.	748,702	19,511	0.4%
	Universal Health Services Class B	305,544	18,791	0.3%
†	Other—Health Care		171,573	2.9%
			209,875	3.6%
Industrials
	Harsco Corp.	511,651	26,606	0.5%
*	AGCO Corp.	555,044	24,094	0.4%
*	Shaw Group, Inc.	490,290	22,696	0.4%
	Ryder System, Inc.	369,903	19,901	0.3%
	Kennametal, Inc.	235,324	19,304	0.3%
	IDEX Corp.	489,727	18,874	0.3%
	Teleflex Inc.	225,637	18,453	0.3%
	Lincoln Electric Holdings, Inc.	246,576	18,306	0.3%
	The Timken Co.	487,106	17,589	0.3%
	Carlisle Co., Inc.	375,612	17,470	0.3%
*	Avis Budget Group, Inc.	614,149	17,460	0.3%
	Hubbell Inc. Class B	316,411	17,156	0.3%
†	Other—Industrials		786,034	13.3%
			1,023,943	17.3%
Information Technology
	Diebold, Inc.	398,651	20,810	0.4%
*	Integrated Device Technology Inc.	1,209,571	18,470	0.3%
†	Other—Information Technology		542,579	9.1%
			581,859	9.8%
Materials
	Lubrizol Corp.	418,677	27,026	0.5%
	Reliance Steel & Aluminum Co.	414,053	23,295	0.4%
	Commercial Metals Co.	683,644	23,087	0.4%
	FMC Corp.	221,858	19,832	0.3%
	Cabot Corp.	387,019	18,453	0.3%
	Cytec Industries, Inc.	276,555	17,636	0.3%
†	Other—Materials		308,148	5.2%
			437,477	7.4%

† Telecommunication Services			35,298	0.6%

Utilities
*	Sierra Pacific Resources	1,344,814	23,615	0.4%
	CMS Energy Corp.	1,353,968	23,288	0.4%
	Energen Corp.	418,508	22,993	0.4%
	National Fuel Gas Co.	482,419	20,894	0.4%
	OGE Energy Corp.	554,858	20,336	0.3%
	Southern Union Co.	619,136	20,178	0.3%
	AGL Resources Inc.	473,034	19,148	0.3%
	UGI Corp. Holding Co.	641,786	17,508	0.3%
†	Other—Utilities		299,475	5.1%
			467,435	7.9%
Total Common Stocks (Cost $4,962,592)			5,910,305	100.0% [1]

42

Vanguard Small-Cap Value Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
2 Vanguard Market Liquidity Fund, 5.281%—Note E	171,896,600	171,897	2.9%

†[3]U.S. Agency Obligation		1,998	0.1%
Total Temporary Cash Investments (Cost $173,895)		173,895	3.0%[1]
Total Investments (Cost $5,136,487)		6,084,200	103.0%
Other Assets and Liabilities
Other Assets—Note B		29,329	0.5%
Security Lending Collateral Payable to Brokers—Note E		(171,897)	(2.9%)
Other Liabilities		(32,008)	(0.6%)
		(174,576)	(3.0%)
Net Assets		5,909,624	100.0%

43

Vanguard Small-Cap Value Index Fund

At June 30, 2007, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	5,063,315
Undistributed Net Investment Income	46,788
Accumulated Net Realized Losses	(148,265)
Unrealized Appreciation
Investment Securities	947,713
Futures Contracts	73
Net Assets	5,909,624

Investor Shares—Net Assets
Applicable to 254,805,477 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,557,760
Net Asset Value Per Share—Investor Shares	$17.89

Institutional Shares—Net Assets
Applicable to 32,336,702 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	580,155
Net Asset Value Per Share—Institutional Shares	$17.94

ETF Shares—Net Assets
Applicable to 10,333,661 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	771,709
Net Asset Value Per Share—ETF Shares	$74.68

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 2.9%, respectively, of net assets. See Note C in Notes to Financial Statements.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Securities with a value of $1,998,000 have been segregated as initial margin for open futures contracts.

4 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

44

Vanguard Small-Cap Value Index Fund

Statement of Operations

Six Months Ended
June 30, 2007
($000)
Investment Income
Income
Dividends	54,729
Interest[1]	705
Security Lending	1,483
Total Income	56,917
Expenses
The Vanguard Group—Note B
Investment Advisory Services	131
Management and Administrative
Investor Shares	4,135
Institutional Shares	100
ETF Shares	259
Marketing and Distribution
Investor Shares	507
Institutional Shares	58
ETF Shares	78
Custodian Fees	176
Shareholders’ Reports
Investor Shares	54
Institutional Shares	1
ETF Shares	11
Trustees’ Fees and Expenses	4
Total Expenses	5,514
Net Investment Income	51,403
Realized Net Gain (Loss)
Investment Securities Sold	196,162
Futures Contracts	1,636
Realized Net Gain (Loss)	197,798
Change In Unrealized Appreciation (Depreciation)
Investment Securities	26,845
Futures Contracts	237
Change in Unrealized Appreciation (Depreciation)	27,082
Net Increase (Decrease) in Net Assets Resulting from Operations	276,283

1 Interest income from an affiliated company of the fund was $646,000.

45

Vanguard Small-Cap Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	51,403	92,392
Realized Net Gain (Loss)	197,798	362,733
Change in Unrealized Appreciation (Depreciation)	27,082	323,757
Net Increase (Decrease) in Net Assets Resulting from Operations	276,283	778,882
Distributions
Net Investment Income
Investor Shares	(3,337)	(76,448)
Institutional Shares	(417)	(6,047)
ETF Shares	(505)	(9,561)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(4,259)	(92,056)
Capital Share Transactions—Note F
Investor Shares	28,582	271,012
Institutional Shares	247,110	18,330
ETF Shares	227,584	277,048
Net Increase (Decrease) from Capital Share Transactions	503,276	566,390
Total Increase (Decrease)	775,300	1,253,216
Net Assets
Beginning of Period	5,134,324	3,881,108
End of Period[1]	5,909,624	5,134,324

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $46,788,000 and ($356,000).

46

Vanguard Small-Cap Value Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$17.05	$14.56	$13.97	$11.49	$ 8.52	$10.29
Investment Operations
Net Investment Income	.153	.311	.263	.227	.192	.090
Net Realized and Unrealized Gain
(Loss) on Investments	.700	2.488	.589	2.478	2.976	(1.494)
Total from Investment Operations	.853	2.799	.852	2.705	3.168	(1.404)
Distributions
Dividends from Net Investment Income	(.013)	(.309)	(.262)	(.225)	(.198)	(.090)
Distributions from Realized Capital Gains	—	—	—	—	—	(.276)
Total Distributions	(.013)	(.309)	(.262)	(.225)	(.198)	(.366)
Net Asset Value, End of Period	$17.89	$17.05	$14.56	$13.97	$11.49	$ 8.52

Total Return[1]	5.00%	19.24%	6.07%	23.55%	37.19%	–14.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,558	$4,314	$3,446	$2,947	$1,730	$1,176
Ratio of Total Expenses to
Average Net Assets	0.22%*	0.23%	0.23%	0.23%	0.27%	0.27%
Ratio of Net Investment
Income to Average Net Assets	1.80%*	2.06%	1.96%	2.15%	2.07%	0.93%
Portfolio Turnover Rate[2]	28%*	25%	28%	30%	100%[3]	57%

1 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002, or the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3 Includes activity related to a change in the fund’s target index.

*	Annualized.

47

Vanguard Small-Cap Value Index Fund

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$17.09	$14.59	$13.99	$11.50	$ 8.53	$10.29
Investment Operations
Net Investment Income	.164	.345	.294	.255	.198	.114
Net Realized and Unrealized Gain
(Loss) on Investments	.700	2.488	.589	2.478	2.976	(1.494)
Total from Investment Operations	.864	2.833	.883	2.733	3.174	(1.380)
Distributions
Dividends from Net Investment Income	(.014)	(.333)	(.283)	(.243)	(.204)	(.104)
Distributions from Realized Capital Gains	—	—	—	—	—	(.276)
Total Distributions	(.014)	(.333)	(.283)	(.243)	(.204)	(.380)
Net Asset Value, End of Period	$17.94	$17.09	$14.59	$13.99	$11.50	$ 8.53

Total Return[1]	5.06%	19.44%	6.28%	23.77%	37.22%	–13.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$580	$310	$247	$153	$106	$338
Ratio of Total Expenses to
Average Net Assets	0.07%*	0.08%	0.08%	0.08%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.95%*	2.21%	2.11%	2.29%	2.24%	1.08%
Portfolio Turnover Rate[2]	28%*	25%	28%	30%	100%[3]	57%

1 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3 Includes activity related to a change in the fund’s target index.

*	Annualized.

48

Vanguard Small-Cap Value Index Fund

ETF Shares
	Six Months			Jan. 26,
	Ended	Year Ended		2004[1] to
	June 30,	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$71.16	$60.76	$58.31	$50.53
Investment Operations
Net Investment Income	.681	1.380	1.174	.930
Net Realized and Unrealized Gain (Loss) on Investments	2.897	10.391	2.443	7.818
Total from Investment Operations	3.578	11.771	3.617	8.748
Distributions
Dividends from Net Investment Income	(.058)	(1.371)	(1.167)	(.968)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.058)	(1.371)	(1.167)	(.968)
Net Asset Value, End of Period	$74.68	$71.16	$60.76	$58.31

Total Return	5.03%	19.40%	6.20%	17.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$772	$510	$188	$47
Ratio of Total Expenses to Average Net Assets	0.12%*	0.12%	0.12%	0.22%*
Ratio of Net Investment Income to Average Net Assets	1.90%*	2.17%	2.07%	2.16%*
Portfolio Turnover Rate[2]	28%*	25%	28%	30%

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

49

Vanguard Small-Cap Value Index Fund

Notes to Financial Statements

Vanguard Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

50

Vanguard Small-Cap Value Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2007, the fund had contributed capital of $525,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.52% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2007, the fund realized $262,856,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2006, the fund had available realized losses of $80,822,000 to offset future net capital gains of $67,032,000 through December 31, 2011, and $13,790,000 through December 31, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2007, the cost of investment securities for tax purposes was $5,136,487,000. Net unrealized appreciation of investment securities for tax purposes was $947,713,000, consisting of unrealized gains of $1,096,877,000 on securities that had risen in value since their purchase and $149,164,000 in unrealized losses on securities that had fallen in value since their purchase.

51

Vanguard Small-Cap Value Index Fund

At June 30, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
Russell 2000 Index	10	4,211	73

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended June 30, 2007, the fund purchased $2,075,092,000 of investment securities and sold $1,486,190,000 of investment securities other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at June 30, 2007, was $162,302,000, for which the fund received cash collateral of $171,897,000.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	603,237	34,511	988,544	61,990
Issued in Lieu of Cash Distributions	3,093	176	70,455	4,169
Redeemed	(577,748)	(32,888)	(787,987)	(49,861)
Net Increase (Decrease)—Investor Shares	28,582	1,799	271,012	16,298
Institutional Shares
Issued	314,521	18,000	98,157	6,180
Issued in Lieu of Cash Distributions	341	19	4,228	250
Redeemed	(67,752)	(3,808)	(84,055)	(5,256)
Net Increase (Decrease)—Institutional Shares	247,110	14,211	18,330	1,174
ETF Shares
Issued	924,691	12,362	1,260,357	18,385
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(697,107)	(9,200)	(983,309)	(14,300)
Net Increase (Decrease)—ETF Shares	227,584	3,162	277,048	4,085

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund's financial statements.

52

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on page 54 illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table on page 54 are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the funds’ expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

53

Six Months Ended June 30, 2007

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2006	6/30/2007	Period[1]
Based on Actual Fund Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,091.85	$1.14
Admiral Shares	1,000.00	1,092.14	0.62
Signal Shares	1,000.00	1,092.29	0.62
Institutional Shares	1,000.00	1,092.41	0.36
ETF Shares	1,000.00	1,092.35	0.52
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,134.25	$1.16
Institutional Shares	1,000.00	1,135.18	0.37
ETF Shares	1,000.00	1,135.05	0.64
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,050.04	$1.12
Institutional Shares	1,000.00	1,050.57	0.36
ETF Shares	1,000.00	1,050.30	0.61
Based on Hypothetical 5% Yearly Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,023.70	$1.10
Admiral Shares	1,000.00	1,024.20	0.60
Signal Shares	1,000.00	1,024.20	0.60
Institutional Shares	1,000.00	1,024.45	0.35
ETF Shares	1,000.00	1,024.30	0.50
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,023.70	$1.10
Institutional Shares	1,000.00	1,024.45	0.35
ETF Shares	1,000.00	1,024.20	0.60
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,023.70	$1.10
Institutional Shares	1,000.00	1,024.45	0.35
ETF Shares	1,000.00	1,024.20	0.60

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: 0.22% for the Small-Cap Index Fund Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.07% for Institutional Shares, and 0.10% for ETF Shares; 0.22% for the Small-Cap Growth Index Fund Investor Shares, 0.07% for Institutional Shares, and 0.12% for ETF Shares; 0.22% for the Small-Cap Value Index Fund Investor Shares, 0.07% for Institutional Shares, and 0.12% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

54

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Small-Cap Index Fund, Small-Cap Growth Index Fund, and Small-Cap Value Index Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both short- and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Mr. Sauter has led the Quantitative Equity Group since 1987. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of their target benchmarks and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost

The board concluded that the funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. The board noted that the funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

55

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

56

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group.
Chief Executive Officer
147 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
147 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 2001[2]	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
147 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005;
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
147 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
147 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean, Director of Faculty
147 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) since 2003; Chair of the Investment Committee of
HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
147 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
147 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
147 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997–2006).

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
147 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Vanguard.com, Admiral, Signal, Connect
with Vanguard, and the ship logo are trademarks of
Direct Investor Account Services > 800-662-2739	The Vanguard Group, Inc.

Institutional Investor Services > 800-523-1036
All other marks are the exclusive property of their
Text Telephone for People	respective owners.
With Hearing Impairment > 800-952-3335

All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

This material may be used in conjunction	You can obtain a free copy of Vanguard’s proxy voting
with the offering of shares of any Vanguard	guidelines by visiting our website, www.vanguard.com,
fund only if preceded or accompanied by	and searching for “proxy voting guidelines,” or by calling
the fund’s current prospectus.	Vanguard at 800-662-2739. They are also available from
the SEC’s website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
The funds or securities referred to herein are not	securities it owned during the 12 months ended June 30.
sponsored, endorsed, or promoted by MSCI, and	To get the report, visit either www.vanguard.com
MSCI bears no liability with respect to any such funds	or www.sec.gov.
or securities. For any such funds or securities, the
prospectus or the Statement of Additional Information	You can review and copy information about your fund
contains a more detailed description of the limited	at the SEC’s Public Reference Room in Washington, D.C.
relationship MSCI has with The Vanguard Group and	To find out more about this public service, call the SEC
any related funds.	at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q482 082007

Vanguard® U.S. Stock Index Funds Mid-Capitalization Portfolios

> Semiannual Report

June 30, 2007

Vanguard Extended Market Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Mid-Cap Growth Index Fund

Vanguard Mid-Cap Value Index Fund

>  During the six months ended June 30, 2007, returns for Investor Shares of Vanguard’s mid-capitalization funds ranged from 7.8% for the Mid-Cap Value Index Fund to 14.1% for the Mid-Cap Growth Index Fund.

>  All four funds achieved their objectives of closely tracking their respective target indexes; only the Mid-Cap Growth Index Fund’s return exceeded the average return among its peers.

>  Mid-cap stocks outperformed large- and small-cap stocks during the period.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	4
Extended Market Index Fund	10
Mid-Cap Index Fund	27
Mid-Cap Growth Index Fund	47
Mid-Cap Value Index Fund	59
About Your Fund’s Expenses	72
Trustees Approve Advisory Arrangement	74
Glossary	75

Mid-Cap Index Fund
Mid-Cap Growth Index Fund Mid-Cap Value Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2007
	Ticker	Total
	Symbol	Returns
Vanguard Extended Market Index Fund
Investor Shares	VEXMX	9.6%
Admiral™ Shares[1]	VEXAX	9.7
Signal™ Shares[2]	VEMSX	9.7
Institutional Shares[3]	VIEIX	9.7
ETF Shares[4]	VXF
Market Price		9.8
Net Asset Value		9.7
S&P Completion Index		9.6
Average Mid-Cap Core Fund[5]		11.4

Vanguard Mid-Cap Index Fund
Investor Shares	VIMSX	10.8%
Admiral Shares	VIMAX	10.9
Signal Shares	VMISX	6.0 [6]
Institutional Shares	VMCIX	11.0
ETF Shares	VO
Market Price		10.8
Net Asset Value		10.9
MSCI® US Mid-Cap 450 Index		11.0
Average Mid-Cap Core Fund[5]		11.4

1  A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2  Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3  This class of shares carries low expenses and is available for a minimum initial investment of $5 million.

4  Vanguard ETF™ Shares are traded on the American Stock Exchange and are available only through brokers. The table shows ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2.

5  Derived from data provided by Lipper Inc.

6  Return since the share-class inception on March 30, 2007.

Your Fund’s Total Returns

Six Months Ended June 30, 2007
	Ticker	Total
	Symbol	Returns
Vanguard Mid-Cap Growth Index Fund
Investor Shares	VMGIX	14.1%
ETF Shares[1]	VOT
Market Price		14.1
Net Asset Value		14.2
MSCI US Mid Cap Growth Index		14.2
Average Mid-Cap Growth Fund[2]		12.8

Vanguard Mid-Cap Value Index Fund
Investor Shares	VMVIX	7.8%
ETF Shares	VOE
Market Price		7.8
Net Asset Value		7.8
MSCI US Mid Cap Value Index		7.8
Average Mid-Cap Value Fund[2]		10.9

1  Vanguard ETF Shares are traded on the American Stock Exchange and are available only through brokers. The table shows ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2.

2  Derived from data provided by Lipper Inc.

Your Fund’s Performance at a Glance

December 31, 2006–June 30, 2007
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Extended Market Index Fund
Investor Shares	$38.68	$42.39	$0.007	$0.000
Admiral Shares	38.70	42.44	0.009	0.000
Signal Shares	33.26	36.47	0.008	0.000
Institutional Shares	38.71	42.46	0.009	0.000
ETF Shares	102.06	111.94	0.022	0.000
Vanguard Mid-Cap Index Fund
Investor Shares	$19.78	$21.92	$0.005	$0.000
Admiral Shares	89.73	99.52	0.024	0.000
Signal Shares	29.63[1]	31.42	0.000	0.000
Institutional Shares	19.83	22.00	0.005	0.000
ETF Shares	72.48	80.39	0.017	0.000
Vanguard Mid-Cap Growth Index Fund
Investor Shares	$21.78	$24.85	$0.004	$0.000
ETF Shares	55.35	63.20	0.010	0.000
Vanguard Mid-Cap Value Index Fund
Investor Shares	$22.34	$24.07	$0.004	$0.000
ETF Shares	56.67	61.08	0.010	0.000

1  Share price at inception on March 30, 2007.

Chairman’s Letter

Dear Shareholder,

During the past six months, economic growth in the United States and around the globe buoyed a wide range of stocks, driving the broad U.S. stock market to a gain of 7.6%. Mid-capitalization stocks did even better. The Investor Shares of the Vanguard Mid-Cap Index Fund gained 10.8% while those of the Vanguard Extended Market Index Fund returned 9.6%. The Extended Market Fund’s slightly lower return reflected its higher exposure to small-cap stocks, which didn’t quite keep pace with the mid-cap segment.

Performances for Vanguard’s newest funds, the growth and value slices of the mid-cap market, served as bookends for the broader market. Vanguard Mid-Cap Growth Index Fund gained 14.1%, compared with 7.8% for its value counterpart, the Mid-Cap Value Index Fund. The wide outperformance of growth stocks reversed the trend of recent years.

Stock market’s ascent was driven by global liquidity

The broad U.S. stock market notched impressive gains in the year’s first half, when an abundance of cash drove record numbers of mergers and acquisitions around the globe. The gains came amid increased volatility. In February, markets worldwide fell sharply following a sell-off in China, only to recover quickly and continue upward. The six-month period closed with two dips in June, owing to fears of accelerating inflation and slowing economic growth.

The best performers in the U.S. market were the so-called mega-caps—broadly diversified companies that are well-positioned to thrive during periods of economic transition. International stocks, particularly those in emerging markets, outperformed U.S. equities. The dollar slid against the euro and the British pound, further enhancing gains for Americans investing abroad.

Bond investors were hobbled by a shift in sentiment

The relationship between yield and maturity returned to normal during the past six months, as yields of intermediate-and longer-term bonds moved higher than short-term yields. The accompanying drop in prices was steepest for long-term and intermediate-term bonds.

Earlier in the year, bond yields seemed to reflect an assumption that the Federal Reserve Board might cut interest rates in response to weaker economic growth. As the year progressed, inflationary pressures and economic growth looked more substantial, producing a change in market sentiment, which resulted in higher yields and lower prices.

The broad taxable bond market returned 1.0% for the period, while municipal bonds posted a return of 0.1%. The Citigroup 3-Month Treasury Bill Index—a proxy for money market yields—returned 2.5% for the half-year.

Market Barometer
			Total Returns
		Periods Ended June 30, 2007
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	7.2%	20.4%	11.3%
Russell 2000 Index (Small-caps)	6.4	16.4	13.9
Dow Jones Wilshire 5000 Index (Entire market)	7.6	20.4	12.0
MSCI All Country World Index ex USA (International)	12.6	30.1	19.9

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	1.0%	6.1%	4.5%
Lehman Municipal Bond Index	0.1	4.7	4.6
Citigroup 3-Month Treasury Bill Index	2.5	5.1	2.7

CPI
Consumer Price Index	3.2%	2.7%	3.0%

1  Annualized.

Strong performance came despite setbacks for financials sector

A primary factor distinguishing performance among the four mid-cap funds was each fund’s exposure to the financials sector. Financial stocks struggled during the period as the prolonged upward trend in the performance of real estate investment trusts reversed course. In addition, troubles among lenders to homebuyers with weak credit rippled across thrifts, banks, and consumer loan companies.

The financials sector represented, on average, 22% of the two broad mid-cap indexes and more than 33% of the value fund. For the growth fund, financials made up less than 10%. This variation in exposure to a weak sector opened gaps in the funds’ returns.

Annualized Expense Ratios[1]
Your fund compared with its peer group
Expense
Ratio
Extended Market Index Fund
Investor Shares	0.24%
Admiral Shares	0.09
Signal Shares	0.09
Institutional Shares	0.06
ETF Shares	0.08
Average Mid-Cap Core Fund	1.83

Mid-Cap Index Fund
Investor Shares	0.21%
Admiral Shares	0.11
Signal Shares	0.11[2]
Institutional Shares	0.07
ETF Shares	0.13
Average Mid-Cap Core Fund	1.83

Mid-Cap Growth Index Fund
Investor Shares	0.25%
ETF Shares	0.13
Average Mid-Cap Growth Fund	1.56

Mid-Cap Value Index
Investor Shares	0.25%
ETF Shares	0.13
Average Mid-Cap Value Fund	1.45

1  Fund expense ratios reflect the six months ended June 30, 2007. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2006.

2  Inception date March 30, 2007.

The strong performance of other sectors more than compensated for weakness among financials stocks. Mirroring a global trend, the most robust gains came among energy producers and energy-equipment suppliers, industrial machinery and construction firms, and producers of chemicals and commodities. These areas have prospered in the wake of rapid industrialization, infrastructure development, and heavy capital spending in emerging countries.

Another prevalent theme was the boost many stocks received from merger-and-acquisition activity—whether the companies were targets or not. Two of the best performers among mid-cap stocks were CBOT Holdings, owner of the Chicago Board of Trade, and casino operator MGM Mirage, both subjects of bidding wars.

Vanguard manages its mid-cap index portfolios using proprietary index-tracking methodologies and trading strategies. Much of the credit for keeping all four funds in line with their respective benchmarks goes to the Vanguard Quantitative Equity Group and its battle-tested experience in using these techniques. The funds also gain from Vanguard’s low-cost structure, a powerful advantage that enables a greater portion of the funds’ returns to go to shareholders.

Style-based index funds: Use wisely

Vanguard uses a nine-box grid called a style box to show how our domestic stock fund holdings are distributed by investment style (growth, value, or blend) and market capitalization (large-, mid-, and small-cap companies)—style boxes are shown on the funds’ Profile pages in this report. With the addition of growth and value mid-cap funds, Vanguard’s stable of domestic stock index funds now includes offerings in each segment of the broad U.S. stock market.

The wise investor builds a portfolio with exposure to each segment of the stock and bond markets, based on his or her risk tolerance, goals, and time horizon. The grid-based display for each fund is intended to facilitate building such a portfolio. The danger is that the wide array of funds—at Vanguard and elsewhere—creates an opportunity for investors to pack their portfolios with too many funds that entail too much overlap.

If you need help building a portfolio appropriate to your needs, I invite you to explore the planning tools available on our website, Vanguard.com, or to take advantage of the broad range of advisory services Vanguard offers.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

July 18, 2007

Vanguard Extended Market ETF
Premium/Discount: June 30, 2002–June 30, 2007

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[1]	of Days	of Total Days	of Days	of Total Days
0–24.9	588	46.66%	612	48.57%
25–49.9	32	2.54	20	1.59
50–74.9	3	0.24	3	0.24
75–100.0	1	0.08	1	0.08
>100.0	0	0.00	0	0.00
Total	624	49.52%	636	50.48%

Vanguard Mid-Cap ETF
Premium/Discount: January 26, 2004[2]–June 30, 2007

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[1]	of Days	of Total Days	of Days	of Total Days
0–24.9	488	56.41%	374	43.23%
25–49.9	0	0.00	1	0.12
50–74.9	0	0.00	0	0.00
75–100.0	0	0.00	1	0.12
>100.0	1	0.12	0	0.00
Total	489	56.53%	376	43.47%

Vanguard Mid-Cap Growth ETF
Premium/Discount: August 17, 2006[2]–June 30, 2007

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[1]	of Days	of Total Days	of Days	of Total Days
0–24.9	135	61.64%	84	38.36%
25–49.9	0	0.00	0	0.00
50–74.9	0	0.00	0	0.00
75–100.0	0	0.00	0	0.00
>100.0	0	0.00	0	0.00
Total	135	61.64%	84	38.36%

1  One basis point equals 1/100 of a percentage point.

2  Inception.

Vanguard Mid-Cap Value ETF
Premium/Discount: August 17, 2006[1]–June 30, 2007

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	157	71.69%	61	27.85%
25–49.9	1	0.46	0	0.00
50–74.9	0	0.00	0	0.00
75–100.0	0	0.00	0	0.00
>100.0	0	0.00	0	0.00
Total	158	72.15%	61	27.85%

1  Inception.

2  One basis point equals 1/100 of a percentage point.

Extended Market Index Fund

Fund Profile

As of June 30, 2007

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	3,278	3,853	4,921
Median Market Cap	$2.8B	$2.8B	$32.6B
Price/Earnings Ratio	24.4x	24.5x	18.2x
Price/Book Ratio	2.7x	2.7x	2.9x
Yield		1.0%	1.7%
Investor Shares	1.0%
Admiral Shares	1.1%
Signal Shares	1.1%
Institutional Shares	1.2%
ETF Shares	1.1%
Return on Equity	12.6%	12.7%	18.2%
Earnings Growth Rate	19.5%	19.2%	20.7%
Foreign Holdings	0.5%	0.5%	0.0%
Turnover Rate	10%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.24%[3]
Admiral Shares	0.09%[3]
Signal Shares	0.09%[3]
Institutional Shares	0.06%[3]
ETF Shares	0.08%[3]
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	15%	15%	12%
Consumer Staples	3	3	8
Energy	8	8	10
Financials	21	20	21
Health Care	12	12	11
Industrials	14	15	12
Information Technology	15	15	15
Materials	5	5	4
Telecommunication Services	2	2	3
Utilities	5	5	4

Volatility Measures[4]
	Fund Versus	Fund Versus
	Spliced Index[5]	Broad Index[2]
R-Squared	1.00	0.88
Beta	1.01	1.33

Ten Largest Holdings[6] (% of total net assets)

Genentech, Inc.	biotechnology	1.1%
NYSE Euronext	specialized finance	0.6
American Tower Corp.	wireless
Class A	telecommunication
	services	0.5
GlobalSantaFe Corp.	oil and gas drilling	0.5
Liberty Global, Inc.	broadcasting
	and cable tv	0.5
NII Holdings Inc.	wireless
	telecommunication
	services	0.4
Nymex Holdings Inc.	specialized finance	0.3
MasterCard, Inc. Class A	data processing
	and outsourced
	services	0.3
CBOT Holdings, Inc.
Class A	specialized finance	0.3
Mirant Corp.	independent power
	producers and
	energy traders	0.3
Top Ten		4.8%

Investment Focus

1  S&P Completion Index.

2  Dow Jones Wilshire 5000 Index.

3  Annualized.

4  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 75.

5  Dow Jones Wilshire 4500 Index through June 17, 2005; S&P Transitional Completion Index through September 16, 2005; S&P Completion Index thereafter.

6  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Extended Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1996–June 30, 2007

Average Annual Total Returns: Periods Ended June 30, 2007

	Inception Date	One Year	Five Years	Ten Years
Investor Shares[3]	12/21/1987	18.75%	16.03%	9.49%
Admiral Shares	11/13/2000	18.90	16.15	8.21[4]
Signal Shares	9/1/2006	19.91[4]	—	—
Institutional Shares	7/7/1997	18.95	16.22	9.51[4]
ETF Shares	12/27/2001
Market Price		19.06	16.14	12.78[4]
Net Asset Value		18.95	16.15	12.79[4]

1  Six months ended June 30, 2007.

2  Dow Jones Wilshire 4500 Index through June 17, 2005; S&P Transitional Completion Index through September 16, 2005; S&P Completion Index thereafter.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables on pages 18 through 22 for dividend and capital gains information.

Extended Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2007

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com® and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
*	Las Vegas Sands Corp.	605,686	46,268	0.3%
*	MGM Mirage, Inc.	545,969	45,032	0.3%
*	EchoStar Communications Corp. Class A	899,080	38,993	0.3%
*	Liberty Global, Inc. Series C	925,757	36,382	0.3%
*	Cablevision Systems NY Group Class A	1,002,132	36,267	0.2%
*	Liberty Global, Inc. Class A	754,770	30,976	0.2%
*	Discovery Holding Co. Class A	1,225,445	28,173	0.2%
†	Other—Consumer Discretionary		1,906,990	13.1%
			2,169,081	14.9%
Consumer Staples
	Bunge Ltd.	527,658	44,587	0.3%
†	Other—Consumer Staples		356,581	2.5%
			401,168	2.8%
Energy
	GlobalSantaFe Corp.	997,725	72,086	0.5%
	Noble Energy, Inc.	747,024	46,607	0.3%
*	Ultra Petroleum Corp.	665,029	36,736	0.3%
*	Cameron International Corp.	482,379	34,476	0.2%
	Tesoro Petroleum Corp.	597,697	34,158	0.2%
*	Southwestern Energy Co.	736,353	32,768	0.2%
*	Grant Prideco, Inc.	557,762	30,024	0.2%
	Diamond Offshore Drilling, Inc.	278,539	28,288	0.2%
*	Pride International, Inc.	722,180	27,053	0.2%
†	Other—Energy		802,843	5.6%
			1,145,039	7.9%
Financials
	NYSE Euronext	1,154,746	85,012	0.6%

Extended Market Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Nymex Holdings Inc.	402,356	50,548	0.3%
*	CBOT Holdings, Inc. Class A	231,348	47,796	0.3%
*	IntercontinentalExchange Inc.	258,554	38,227	0.3%
	SL Green Realty Corp. REIT	259,932	32,203	0.2%
	^American Capital Strategies, Ltd.	716,273	30,456	0.2%
	Everest Re Group, Ltd.	275,950	29,979	0.2%
	A.G. Edwards, Inc.	329,337	27,845	0.2%
†	Other—Financials		2,664,936	18.4%
			3,007,002	20.7%
Health Care
*	Genentech, Inc.	2,026,537	153,328	1.1%
†	Other—Health Care		1,534,305	10.5%
			1,687,633	11.6%
Industrials
*	McDermott International, Inc.	486,819	40,464	0.3%
	Expeditors International of Washington, Inc.	932,434	38,510	0.3%
	Manpower Inc.	369,973	34,126	0.2%
*	Foster Wheeler Ltd.	308,307	32,986	0.2%
*	Jacobs Engineering Group Inc.	517,494	29,761	0.2%
*	AMR Corp.	1,052,444	27,732	0.2%
	Joy Global Inc.	475,319	27,725	0.2%
	The Dun & Bradstreet Corp.	260,189	26,794	0.2%
†	Other—Industrials		1,863,685	12.8%
			2,121,783	14.6%
Information Technology
	MasterCard, Inc. Class A	288,211	47,806	0.3%
*	Akamai Technologies, Inc.	721,372	35,088	0.2%
	Microchip Technology, Inc.	945,458	35,020	0.2%
	Harris Corp.	587,537	32,050	0.2%
*	LAM Research Corp.	590,056	30,329	0.2%
	Amphenol Corp.	782,644	27,901	0.2%
*	Cadence Design Systems, Inc.	1,217,791	26,743	0.2%
†	Other—Information Technology		1,919,756	13.3%
			2,154,693	14.8%
Materials
	Lyondell Chemical Co.	940,369	34,906	0.2%
	Martin Marietta Materials, Inc.	186,792	30,264	0.2%
†	Other—Materials		736,125	5.1%
			801,295	5.5%
Telecommunication Services
*	American Tower Corp. Class A	1,827,974	76,775	0.5%
*	NII Holdings Inc.	715,641	57,781	0.4%
*	Level 3 Communications, Inc.	6,688,921	39,130	0.3%
*	Crown Castle International Corp.	1,057,830	38,367	0.2%
†	Other—Telecommunication Services		158,655	1.1%
			370,708	2.5%
Utilities
*	Mirant Corp.	1,119,300	47,738	0.3%
*	Reliant Energy, Inc.	1,492,911	40,234	0.3%

Extended Market Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
* NRG Energy, Inc.	791,422	32,899	0.2%
† Other—Utilities		555,616	3.8%
		676,487	4.6%
Total Common Stocks (Cost $10,853,832)		14,534,889	99.9%[1]
Temporary Cash Investments
Money Market Fund
[2] Vanguard Market Liquidity Fund, 5.281%	35,109,663	35,110	0.3%
[2] Vanguard Market Liquidity Fund, 5.281%—Note F	656,766,430	656,766	4.5%
		691,876	4.8%
†3U.S. Agency Obligation		5,994	0.0%
Total Temporary Cash Investments (Cost $697,869)		697,870	4.8%[1]
Total Investments (Cost $11,551,701)		15,232,759	104.7%
Other Assets and Liabilities
Other Assets—Note B		220,744	1.5%
Security Lending Collateral Payable to Brokers—Note F		(656,766)	(4.5%)
Other Liabilities		(243,057)	(1.7%)
		(679,079)	(4.7%)
Net Assets		14,553,680	100.0%

Extended Market Index Fund

At June 30, 2007, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	11,049,581
Undistributed Net Investment Income	76,523
Accumulated Net Realized Losses	(253,334)
Unrealized Appreciation (Depreciation)
Investment Securities	3,681,058
Futures Contracts	(148)
Net Assets	14,553,680

Investor Shares—Net Assets
Applicable to 144,719,058 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,134,757
Net Asset Value Per Share—Investor Shares	$42.39

Admiral Shares—Net Assets
Applicable to 85,536,683 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,630,335
Net Asset Value Per Share—Admiral Shares	$42.44

Signal Shares—Net Assets
Applicable to 34,033,714 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,241,261
Net Asset Value Per Share—Signal Shares	$36.47

Institutional Shares—Net Assets
Applicable to 70,541,696 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,995,262
Net Asset Value Per Share—Institutional Shares	$42.46

ETF Shares—Net Assets
Applicable to 4,931,992 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	552,065
Net Asset Value Per Share—ETF Shares	$111.94

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

†  Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

^  Part of security position is on loan to broker-dealers. See Note F in Notes to Financial Statements.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 4.7%, respectively, of net assets. See Note D in Notes to Financial Statements.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  Securities with a value of $5,994,000 have been segregated as initial margin for open futures contracts.

4  See Note D in Notes to Financial Statements for the tax-basis components of net assets. REIT—Real Estate Investment Trust.

Extended Market Index Fund

Statement of Operations

Six Months Ended
June 30, 2007
($000)
Investment Income
Income
Dividends	84,718
Interest[1]	1,985
Security Lending	11,717
Total Income	98,420
Expenses
The Vanguard Group—Note B
Investment Advisory Services	261
Management and Administrative—Investor Shares	6,429
Management and Administrative—Admiral Shares	1,108
Management and Administrative—Signal Shares	245
Management and Administrative—Institutional Shares	372
Management and Administrative—ETF Shares	103
Marketing and Distribution—Investor Shares	758
Marketing and Distribution—Admiral Shares	291
Marketing and Distribution—Signal Shares	37
Marketing and Distribution—Institutional Shares	363
Marketing and Distribution—ETF Shares	67
Custodian Fees	393
Shareholders’ Reports—Investor Shares	129
Shareholders’ Reports—Admiral Shares	6
Shareholders’ Reports—Signal Shares	21
Shareholders’ Reports—Institutional Shares	5
Shareholders’ Reports—ETF Shares	10
Trustees’ Fees and Expenses	9
Total Expenses	10,607
Expense Paid Indirectly—Note C	(73)
Net Expenses	10,534
Net Investment Income	87,886
Realized Net Gain (Loss)
Investment Securities Sold	254,399
Futures Contracts	2,317
Realized Net Gain (Loss)	256,716
Change in Unrealized Appreciation (Depreciation)
Investment Securities	921,928
Futures Contracts	187
Change in Unrealized Appreciation (Depreciation)	922,115
Net Increase (Decrease) in Net Assets Resulting from Operations	1,266,717

1  Interest income from an affiliated company of the fund was $1,617,000.

Extended Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	87,886	154,812
Realized Net Gain (Loss)	256,716	719,372
Change in Unrealized Appreciation (Depreciation)	922,115	691,989
Net Increase (Decrease) in Net Assets Resulting from Operations	1,266,717	1,566,173
Distributions
Net Investment Income
Investor Shares	(1,117)	(73,789)
Admiral Shares	(758)	(41,672)
Signal Shares	(125)	(4,846)
Institutional Shares	(628)	(35,716)
ETF Shares	(113)	(5,621)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(2,741)	(161,644)
Capital Share Transactions—Note G
Investor Shares	(624,411)	30,705
Admiral Shares	182,306	427,708
Signal Shares	778,032	391,212
Institutional Shares	114,422	(43,076)
ETF Shares	91,927	(12,914)
Net Increase (Decrease) from Capital Share Transactions	542,276	793,635
Total Increase (Decrease)	1,806,252	2,198,164
Net Assets
Beginning of Period	12,747,428	10,549,264
End of Period[1]	14,553,680	12,747,428

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of $76,523,000 and ($8,622,000).

Extended Market Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$38.68	$34.26	$31.36	$26.66	$18.74	$23.09
Investment Operations
Net Investment Income	.236	.447	.35	.284	.207	.19
Net Realized and Unrealized Gain (Loss)
on Investments	3.481	4.440	2.88	4.701	7.926	(4.36)
Total from Investment Operations	3.717	4.887	3.23	4.985	8.133	(4.17)
Distributions
Dividends from Net Investment Income	(.007)	(.467)	(.33)	(.285)	(.213)	(.18)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.007)	(.467)	(.33)	(.285)	(.213)	(.18)
Net Asset Value, End of Period	$42.39	$38.68	$34.26	$31.36	$26.66	$18.74

Total Return[1]	9.61%	14.27%	10.29%	18.71%	43.43%	–18.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,135	$6,172	$5,441	$5,484	$4,259	$2,629
Ratio of Total Expenses to
Average Net Assets	0.24%*	0.25%	0.25%	0.25%	0.26%	0.26%
Ratio of Net Investment Income to
Average Net Assets	1.18%*	1.22%	1.12%	1.05%	1.01%	0.88%
Portfolio Turnover Rate[2]	10%*	16%	27%[3]	17%	8%	17%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3  Includes activity related to a change in the fund’s target index.

*  Annualized.

Extended Market Index Fund

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$38.70	$34.28	$31.36	$26.66	$18.74	$23.09
Investment Operations
Net Investment Income	.268	.503	.409	.315	.221	.201
Net Realized and Unrealized Gain (Loss)
on Investments	3.481	4.440	2.880	4.701	7.926	(4.360)
Total from Investment Operations	3.749	4.943	3.289	5.016	8.147	(4.159)
Distributions
Dividends from Net Investment Income	(.009)	(.523)	(.369)	(.316)	(.227)	(.191)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.009)	(.523)	(.369)	(.316)	(.227)	(.191)
Net Asset Value, End of Period	$42.44	$38.70	$34.28	$31.36	$26.66	$18.74

Total Return	9.69%	14.43%	10.47%	18.82%	43.51%	–18.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,630	$3,137	$2,379	$1,353	$1,075	$611
Ratio of Total Expenses to
Average Net Assets	0.09%*	0.10%	0.10%	0.15%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.33%*	1.37%	1.27%	1.15%	1.07%	0.94%
Portfolio Turnover Rate[1]	10%*	16%	27%[2]	17%	8%	17%

1  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2  Includes activity related to a change in the fund’s target index.

*  Annualized.

Extended Market Index Fund

Signal Shares
	Six Months	Sept. 1,
	Ended	2006[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$33.26	$30.79
Investment Operations
Net Investment Income	.235	.173
Net Realized and Unrealized Gain (Loss) on Investments	2.983	2.698
Total from Investment Operations	3.218	2.871
Distributions
Dividends from Net Investment Income	(.008)	(.401)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.008)	(.401)
Net Asset Value, End of Period	$36.47	$33.26

Total Return	9.68%	9.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,241	$408
Ratio of Total Expenses to Average Net Assets	0.09%*	0.10%*
Ratio of Net Investment Income to Average Net Assets	1.33%*	1.37%*
Portfolio Turnover Rate[2]	10%*	16%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

Extended Market Index Fund

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$38.71	$34.29	$31.38	$26.67	$18.74	$23.09
Investment Operations
Net Investment Income	.276	.513	.419	.343	.247	.22
Net Realized and Unrealized Gain (Loss)
on Investments	3.483	4.440	2.880	4.701	7.926	(4.36)
Total from Investment Operations	3.759	4.953	3.299	5.044	8.173	(4.14)
Distributions
Dividends from Net Investment Income	(.009)	(.533)	(.389)	(.334)	(.243)	(.21)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.009)	(.533)	(.389)	(.334)	(.243)	(.21)
Net Asset Value, End of Period	$42.46	$38.71	$34.29	$31.38	$26.67	$18.74

Total Return	9.71%	14.46%	10.50%	18.92%	43.66%	–17.93%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,995	$2,621	$2,361	$2,136	$1,524	$644
Ratio of Total Expenses to
Average Net Assets	0.06%*	0.07%	0.07%	0.08%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.36%*	1.40%	1.30%	1.22%	1.17%	1.05%
Portfolio Turnover Rate[1]	10%*	16%	27%[2]	17%	8%	17%

1  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2  Includes activity related to a change in the fund’s target index.

*  Annualized.

Extended Market Index Fund

ETF Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$102.06	$90.40	$82.74	$70.37	$49.46	$60.99
Investment Operations
Net Investment Income	.720	1.338	1.063	.796	.608	.566
Net Realized and Unrealized Gain (Loss)
on Investments	9.182	11.716	7.613	12.387	20.914	(11.561)
Total from Investment Operations	9.902	13.054	8.676	13.183	21.522	(10.995)
Distributions
Dividends from Net Investment Income	(.022)	(1.394)	(1.016)	(.813)	(.612)	(.535)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.022)	(1.394)	(1.016)	(.813)	(.612)	(.535)
Net Asset Value, End of Period	$111.94	$102.06	$90.40	$82.74	$70.37	$49.46

Total Return	9.70%	14.46%	10.48%	18.75%	43.55%	–18.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$552	$409	$368	$231	$107	$30
Ratio of Total Expenses to
Average Net Assets	0.08%*	0.08%	0.08%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.34%*	1.39%	1.29%	1.12%	1.07%	1.04%
Portfolio Turnover Rate[1]	10%*	16%	27%[2]	17%	8%	17%

1  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2  Includes activity related to a change in the fund’s target index.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Notes to Financial Statements

Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, servicing, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

Extended Market Index Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2007, the fund had contributed capital of $1,301,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.30% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2007, custodian fee offset arrangements reduced the fund’s expenses by $73,000.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial-reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2007, the fund realized $342,856,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2006, the fund had available realized losses of $160,782,000 to offset future net capital gains of $100,407,000 through December 31, 2011, and $60,375,000 through December 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2007; should the fund realize net

Extended Market Index Fund

capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2007, the cost of investment securities for tax purposes was $11,551,701,000. Net unrealized appreciation of investment securities for tax purposes was $3,681,058,000, consisting of unrealized gains of $4,618,817,000 on securities that had risen in value since their purchase and $937,759,000 in unrealized losses on securities that had fallen in value since their purchase.

At June 30, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

			($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
S&P MidCap 400 Index	42	18,988	(147)
Russell 2000 Index	8	3,368	(1)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the six months ended June 30, 2007, the fund purchased $2,087,080,000 of investment securities and sold $1,412,234,000 of investment securities other than temporary cash investments.

F. The market value of securities on loan to broker-dealers at June 30, 2007, was $607,209,000, for which the fund received cash collateral of $656,766,000.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	724,172	17,823	1,608,224	44,045
Issued in Lieu of Cash Distributions	1,086	27	71,291	1,855
Redeemed	(1,349,669)	(32,697)	(1,648,810)	(45,144)
Net Increase (Decrease)—Investor Shares	(624,411)	(14,847)	30,705	756
Admiral Shares
Issued	515,811	12,561	847,742	23,202
Issued in Lieu of Cash Distributions	668	16	36,584	951
Redeemed	(334,173)	(8,107)	(456,618)	(12,480)
Net Increase (Decrease)—Admiral Shares	182,306	4,470	427,708	11,673
Signal Shares
Issued	817,340	22,867	398,586	12,510
Issued in Lieu of Cash Distributions	125	4	4,846	146
Redeemed	(39,433)	(1,116)	(12,220)	(377)
Net Increase (Decrease)—Signal Shares	778,032	21,755	391,212	12,279

Extended Market Index Fund

	Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	385,590	9,430	638,253	17,636
Issued in Lieu of Cash Distributions	565	14	31,622	822
Redeemed	(271,733)	(6,602)	(712,951)	(19,622)
Net Increase (Decrease)—Institutional Shares	114,422	2,842	(43,076)	(1,164)
ETF Shares
Issued	917,443	8,525	1,504,419	15,337
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(825,516)	(7,600)	(1,517,333)	(15,400)
Net Increase (Decrease)—ETF Shares	91,927	925	(12,914)	(63)

H. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

Mid-Cap Index Fund

Fund Profile

As of June 30, 2007

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	451	450	4,921
Median Market Cap	$7.0B	$6.9B	$32.6B
Price/Earnings Ratio	21.0x	21.0x	18.2x
Price/Book Ratio	2.9x	2.9x	2.9x
Yield		1.2%	1.7%
Investor Shares	1.1%
Admiral Shares	1.2%
Signal Shares	1.2%[3]
Institutional Shares	1.2%
ETF Shares	1.2%
Return on Equity	16.3%	16.3%	18.2%
Earnings Growth Rate	20.1%	19.7%	20.7%
Foreign Holdings	1.1%	1.1%	0.0%
Turnover Rate	18%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.21%[3]
Admiral Shares	011%[3]
Signal Shares	0.11%[3]
Institutional Shares	0.07%[3]
ETF Shares	0.13%[3]
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	17%	17%	12%
Consumer Staples	4	4	8
Energy	8	8	10
Financials	20	20	21
Health Care	10	10	11
Industrials	13	13	12
Information Technology	14	14	15
Materials	6	6	4
Telecommunication
Services	2	2	3
Utilities	6	6	4

Volatility Measures[4]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.89
Beta	1.00	1.24

Ten Largest Holdings[5] (% of total net assets)

Precision Castparts Corp.	aerospace and
	defense	0.6%
NVIDIA Corp.	semiconductors	0.5
Ameriprise Financial, Inc.	asset management
	and custody banks	0.5
Noble Corp.	oil and gas drilling	0.5
T. Rowe Price Group Inc.	asset management
	and custody banks	0.5
Archstone-Smith Trust
REIT	residential REITs	0.5
United States Steel Corp.	steel	0.5
Host Hotels &
Resorts Inc. REIT	specialized REITs	0.5
Hilton Hotels Corp.	hotels, resorts,
	and cruise lines	0.5
L-3 Communications	aerospace and
Holdings, Inc.	defense	0.5
Top Ten		5.1%

Investment Focus

1  MSCI US Mid Cap 450 Index.

2  Dow Jones Wilshire 5000 Index.

3  Annualized.

4  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 75.

5  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Mid-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 21, 1998–June 30, 2007

Average Annual Total Returns: Periods Ended June 30, 2007

	Inception Date	One Year	Five Years	Ten Years
Investor Shares[3]	5/21/1998	20.58%	15.38%	12.44%[4]
Admiral Shares	11/12/2001	20.70	15.48	14.54[4]
Signal Shares	3/30/2007	6.04[4]	—	—
Institutional Shares	5/21/1998	20.79	15.54	12.60[4]
ETF Shares	1/26/2004
Market Price		20.56	15.84[4]	—
Net Asset Value		20.69	15.87[4]	—

1  Six months ended June 30, 2007.

2  S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index thereafter.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables on pages 38 through 42 for dividend and capital gains information.

Mid-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)[1]
Consumer Discretionary (17.1%)
	Hilton Hotels Corp.	3,005,145	100,582
	Nordstrom, Inc.	1,684,317	86,102
	Mattel, Inc.	3,216,964	81,357
	^Garmin Ltd.	971,310	71,848
	Whirlpool Corp.	638,229	70,971
*	Apollo Group, Inc. Class A	1,201,080	70,179
	Genuine Parts Co.	1,394,276	69,156
*	Office Depot, Inc.	2,262,265	68,547
*	Cablevision Systems
	NY Group Class A	1,868,773	67,631
	VF Corp.	731,607	67,001
	Newell Rubbermaid, Inc.	2,268,098	66,750
	Eastman Kodak Co.	2,350,649	65,419
	Sherwin-Williams Co.	937,682	62,328
	H & R Block, Inc.	2,637,145	61,630
	Harman International
	Industries, Inc.	509,199	59,474
*	Wyndham Worldwide Corp.	1,621,216	58,785
	Tiffany & Co.	1,107,404	58,759
*	IAC/InterActiveCorp	1,645,125	56,938
	Dollar General Corp.	2,553,113	55,964
*	AutoZone Inc.	404,720	55,293
	Virgin Media Inc.	2,268,716	55,289
*	Expedia, Inc.	1,810,812	53,039
*	The Goodyear Tire &
	Rubber Co.	1,518,070	52,768
	Abercrombie & Fitch Co.	722,573	52,733
*	Discovery Holding Co.
	Class A	2,193,877	50,437
	Darden Restaurants Inc.	1,128,604	49,647
	Polo Ralph Lauren Corp.	495,654	48,629
	Royal Caribbean
	Cruises, Ltd.	1,127,791	48,472
	Tim Hortons, Inc.	1,562,387	48,043
	Black & Decker Corp.	536,642	47,391

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	D. R. Horton, Inc.	2,310,913	46,056
*	Mohawk Industries, Inc.	444,932	44,845
*	CarMax, Inc.	1,758,272	44,836
*	GameStop Corp. Class A	1,127,770	44,096
*	R.H. Donnelley Corp.	575,631	43,621
	Idearc Inc.	1,193,344	42,161
	American Eagle
	Outfitters, Inc.	1,641,808	42,129
	Lamar Advertising Co.
	Class A	666,765	41,846
*	Interpublic Group
	of Cos., Inc.	3,609,865	41,152
	Wynn Resorts Ltd.	456,997	40,988
	BorgWarner, Inc.	474,318	40,810
	Family Dollar Stores, Inc.	1,178,549	40,448
	Pulte Homes, Inc.	1,780,506	39,972
	Centex Corp.	977,314	39,190
	Hasbro, Inc.	1,234,598	38,779
	Autoliv, Inc.	664,990	37,818
	The Stanley Works	609,903	37,021
	ServiceMaster Co.	2,386,991	36,903
*	Dollar Tree Stores, Inc.	839,482	36,559
	PetSmart, Inc.	1,110,412	36,033
	Lennar Corp. Class A	978,113	35,760
*	Penn National Gaming, Inc.	590,602	35,489
	Ross Stores, Inc.	1,143,402	35,217
	RadioShack Corp.	1,058,701	35,085
	Washington Post Co.
	Class B	45,172	35,058
*	Chico’s FAS, Inc.	1,437,997	35,001
	Advance Auto Parts, Inc.	861,922	34,934
	Station Casinos, Inc.	398,229	34,566
*^	Sirius Satellite Radio, Inc.	11,334,500	34,230
	E.W. Scripps Co. Class A	726,340	33,186
*	O’Reilly Automotive, Inc.	883,332	32,286
	Leggett & Platt, Inc.	1,451,495	32,005
	Liz Claiborne, Inc.	838,586	31,279
	Brinker International, Inc.	1,000,786	29,293
	Wendy’s International, Inc.	782,141	28,744
*	AutoNation, Inc.	1,268,974	28,476
	^New York Times Co.
	Class A	1,111,122	28,222
	Foot Locker, Inc.	1,273,401	27,760
*	Toll Brothers, Inc.	1,074,716	26,846
*	Career Education Corp.	775,392	26,185
*	XM Satellite Radio
	Holdings, Inc.	2,196,020	25,847
*	NVR, Inc.	37,144	25,249
	Jones Apparel Group, Inc.	887,255	25,065
	Williams-Sonoma, Inc.	779,964	24,631
	KB Home	621,556	24,471
	Brunswick Corp.	742,012	24,212

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Urban Outfitters, Inc.	942,761	22,655
	Boyd Gaming Corp.	459,667	22,611
	Gentex Corp.	1,110,286	21,862
	Circuit City Stores, Inc.	1,437,001	21,670
*	Getty Images, Inc.	440,151	21,044
	Tribune Co.	656,163	19,291
	Weight Watchers
	International, Inc.	291,559	14,823
	^The McClatchy Co. Class A	455,581	11,531
*	CTC Media, Inc.	309,580	8,402
	Lennar Corp. Class B	63,528	2,234
			3,631,645
Consumer Staples (4.0%)
	Bunge Ltd.	980,021	82,812
	SuperValu Inc.	1,700,305	78,758
	The Clorox Co.	1,237,647	76,858
	UST, Inc.	1,314,246	70,588
	Coca-Cola Enterprises, Inc.	2,159,442	51,827
	Tyson Foods, Inc.	2,133,143	49,148
	Molson Coors Brewing Co.
	Class B	525,134	48,554
	^Whole Foods Market, Inc.	1,150,236	44,054
	The Estee Lauder Cos. Inc.
	Class A	965,477	43,939
*	Energizer Holdings, Inc.	436,331	43,459
*	Constellation Brands, Inc.
	Class A	1,722,801	41,830
	The Pepsi Bottling
	Group, Inc.	1,112,748	37,477
	McCormick & Co., Inc.	955,888	36,496
	Dean Foods Co.	1,094,455	34,880
	Brown-Forman Corp.
	Class B	433,406	31,673
*	Smithfield Foods, Inc.	930,370	28,646
	Hormel Foods Corp.	619,467	23,137
*	Bare Escentuals, Inc.	441,937	15,092
	PepsiAmericas, Inc.	527,317	12,951
			852,179
Energy (7.6%)
	Noble Corp.	1,101,260	107,395
	El Paso Corp.	5,771,593	99,445
	Smith International, Inc.	1,636,196	95,947

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Noble Energy, Inc.	1,394,305	86,991
	Murphy Oil Corp.	1,453,985	86,425
*	Nabors Industries, Inc.	2,447,830	81,709
	Sunoco, Inc.	992,803	79,107
	ENSCO International, Inc.	1,234,572	75,321
	CONSOL Energy, Inc.	1,493,427	68,862
*	Ultra Petroleum Corp.	1,242,078	68,612
	BJ Services Co.	2,399,284	68,236
*	Cameron International Corp.	909,649	65,013
	Tesoro Corp.	1,116,327	63,798
*	Southwestern Energy Co.	1,376,853	61,270
	Diamond Offshore
	Drilling, Inc.	566,063	57,489
*	Grant Prideco, Inc.	1,047,692	56,397
*	Pride International, Inc.	1,342,430	50,287
	Pioneer Natural
	Resources Co.	1,010,533	49,223
*	Newfield Exploration Co.	1,055,297	48,069
	Range Resources Corp.	1,201,782	44,959
*	FMC Technologies Inc.	556,690	44,101
	Arch Coal, Inc.	1,161,798	40,431
	Rowan Cos., Inc.	903,603	37,030
	Patterson-UTI Energy, Inc.	1,280,799	33,570
	Cimarex Energy Co.	677,874	26,715
	Pogo Producing Co.	477,708	24,263
*	CNX Gas Corp.	246,587	7,546
			1,628,211
Financials (20.6%)
	Ameriprise Financial, Inc.	1,761,444	111,975
	T. Rowe Price Group Inc.	2,062,281	107,012
	Archstone-Smith Trust REIT	1,786,807	105,618
	Host Hotels & Resorts Inc.
	REIT	4,416,667	102,113
	Boston Properties, Inc. REIT	955,849	97,621
	CIT Group Inc.	1,622,508	88,962
	^Nymex Holdings Inc.	640,649	80,485
*	E*TRADE Financial Corp.	3,488,139	77,053
	Avalonbay
	Communities, Inc. REIT	643,008	76,441
	Ambac Financial Group, Inc.	865,119	75,430
	Unum Group	2,802,749	73,180
	Compass Bancshares Inc.	1,057,757	72,964
	Kimco Realty Corp. REIT	1,839,791	70,041
	MBIA, Inc.	1,103,082	68,634
	Zions Bancorp	873,157	67,155
	Sovereign Bancorp, Inc.	3,095,541	65,440
	Synovus Financial Corp.	2,131,021	65,422
*^	CBOT Holdings, Inc.
	Class A	302,573	62,512

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	CB Richard Ellis Group, Inc.	1,659,383	60,567
	Plum Creek Timber Co. Inc.
	REIT	1,450,740	60,438
^	American Capital
	Strategies, Ltd.	1,410,157	59,960
	SL Green Realty Corp. REIT	478,141	59,237
	Everest Re Group, Ltd.	531,850	57,780
	Willis Group Holdings Ltd.	1,286,222	56,671
	Cincinnati Financial Corp.	1,275,825	55,371
	Commerce Bancorp, Inc.	1,457,409	53,910
	Torchmark Corp.	802,712	53,782
	Safeco Corp.	863,702	53,774
	Hudson City Bancorp, Inc.	4,335,682	52,982
	A.G. Edwards, Inc.	615,895	52,074
	Assurant, Inc.	858,141	50,562
*	IntercontinentalExchange Inc.	338,020	49,976
	The Macerich Co. REIT	587,553	48,426
	Health Care Properties
	Investors REIT	1,642,359	47,513
	Developers Diversified
	Realty Corp. REIT	890,969	46,963
	Leucadia National Corp.	1,327,595	46,798
	iStar Financial Inc. REIT	1,035,543	45,906
	Axis Capital Holdings Ltd.	1,104,475	44,897
*	TD Ameritrade
	Holding Corp.	2,206,943	44,139
	W.R. Berkley Corp.	1,340,688	43,626
	Eaton Vance Corp.	980,377	43,313
	People’s United
	Financial Inc.	2,442,371	43,303
	Janus Capital Group Inc.	1,552,379	43,218
	AMB Property Corp. REIT	809,195	43,065
	White Mountains
	Insurance Group Inc.	70,600	42,785
	Huntington Bancshares Inc.	1,830,486	41,625
	Fidelity National
	Financial, Inc. Class A	1,699,993	40,290
	Nuveen Investments, Inc.
	Class A	644,196	40,037
	First Horizon National Corp.	1,021,624	39,843
	Apartment Investment &
	Management Co.
	Class A REIT	789,523	39,808
	Regency Centers Corp.
	REIT	563,809	39,749
	Duke Realty Corp. REIT	1,106,371	39,464
	New York Community
	Bancorp, Inc.	2,292,857	39,024
	MGIC Investment Corp.	679,216	38,620
	^Allied Capital Corp.	1,243,214	38,490
	Ventas, Inc. REIT	1,061,621	38,484
	Old Republic
	International Corp.	1,795,861	38,180
*	Markel Corp.	77,692	37,646
	PartnerRe Ltd.	467,033	36,195
	SEI Investments Co.	1,215,572	35,300
	Radian Group, Inc.	650,624	35,134
	Federal Realty
	Investment Trust REIT	452,439	34,955
	Popular, Inc.	2,166,536	34,816
	RenaissanceRe
	Holdings Ltd.	560,806	34,764
	Investors Financial
	Services Corp.	539,914	33,296
	First American Corp.	671,093	33,219
	Associated Banc-Corp.	997,321	32,612
^	Liberty Property Trust REIT	739,826	32,501
	The PMI Group Inc.	710,506	31,738
	Hospitality Properties Trust
	REIT	761,592	31,598
	Forest City Enterprise
	Class A	502,953	30,922
	Camden Property Trust
	REIT	461,521	30,908
	HCC Insurance
	Holdings, Inc.	909,796	30,396
	Colonial BancGroup, Inc.	1,209,216	30,194
	Federated Investors, Inc.	773,362	29,643
	UDR, Inc. REIT	1,102,007	28,983
	Nationwide Financial
	Services, Inc.	444,049	28,073
^	The St. Joe Co.	577,258	26,750
	TCF Financial Corp.	960,585	26,704
*	Arch Capital Group Ltd.	364,475	26,439
	Protective Life Corp.	543,575	25,988
	Weingarten Realty Investors
	REIT	630,251	25,903
*	AmeriCredit Corp.	960,705	25,507
	City National Corp.	330,183	25,124

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Brown & Brown, Inc.	973,238	24,467
	^CapitalSource Inc. REIT	949,819	23,356
	Erie Indemnity Co. Class A	425,372	22,987
	Commerce Bancshares, Inc.	486,511	22,039
^	The First Marblehead Corp.	541,774	20,934
*^	Nasdaq Stock Market Inc.	683,596	20,310
	American
	Financial Group, Inc.	585,363	19,990
	Unitrin, Inc.	383,789	18,875
	Astoria Financial Corp.	722,595	18,094
	Transatlantic Holdings, Inc.	215,861	15,354
	Mercury General Corp.	223,440	12,314
	BOK Financial Corp.	191,903	10,251
	Student Loan Corp.	32,689	6,665
			4,373,652
Health Care (9.7%)
*	Express Scripts Inc.	1,886,706	94,354
	Biomet, Inc.	1,907,801	87,225
*	Humana Inc.	1,364,168	83,091
*	Laboratory Corp. of
	America Holdings	1,025,992	80,294
	AmerisourceBergen Corp.	1,549,878	76,672
*	Coventry Health Care Inc.	1,303,876	75,168
	Quest Diagnostics, Inc.	1,356,602	70,068
	C.R. Bard, Inc.	842,602	69,624
	IMS Health, Inc.	1,596,722	51,303
*	Health Net Inc.	953,671	50,354
*	Hospira, Inc.	1,274,897	49,772
*	Waters Corp.	830,347	49,289
	Applera Corp.–Applied
	Biosystems Group	1,501,861	45,867
*	DaVita, Inc.	850,876	45,845
	DENTSPLY
	International Inc.	1,182,555	45,245
*	Varian
	Medical Systems, Inc.	1,051,007	44,678
*^	Amylin
	Pharmaceuticals, Inc.	1,072,530	44,145
*	Intuitive Surgical, Inc.	303,857	42,166
*	Barr Pharmaceuticals Inc.	826,980	41,539
*	King Pharmaceuticals, Inc.	1,989,173	40,698
*	Cephalon, Inc.	498,888	40,106
	Manor Care, Inc.	596,350	38,936
*	Triad Hospitals, Inc.	723,026	38,870
*	Henry Schein, Inc.	724,155	38,692
*	Endo Pharmaceuticals
	Holdings, Inc.	1,092,346	37,391

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Sepracor Inc.	896,374	36,769
	Mylan Laboratories, Inc.	2,002,725	36,430
*	Covance, Inc.	523,522	35,893
	Omnicare, Inc.	993,578	35,828
*	Patterson Cos.	910,824	33,946
	Pharmaceutical Product
	Development, Inc.	863,207	33,035
*	Millipore Corp.	436,788	32,798
	Beckman Coulter, Inc.	504,606	32,638
*	Community Health
	Systems, Inc.	769,693	31,134
	Hillenbrand Industries, Inc.	478,138	31,079
	Bausch & Lomb, Inc.	444,159	30,842
*	Lincare Holdings, Inc.	757,565	30,189
*	Cerner Corp.	543,177	30,130
*	Vertex
	Pharmaceuticals, Inc.	1,031,910	29,471
*	Invitrogen Corp.	393,436	29,016
*	Charles River
	Laboratories, Inc.	547,428	28,258
*	Millennium
	Pharmaceuticals, Inc.	2,503,265	26,460
*	Watson
	Pharmaceuticals, Inc.	796,420	25,908
*	Tenet Healthcare Corp.	3,858,539	25,119
*	Kinetic Concepts, Inc.	434,965	22,605
	Health Management
	Associates Class A	1,980,000	22,493
*	ImClone Systems, Inc.	485,048	17,151
*	Warner Chilcott Ltd.	819,634	14,827
	^Brookdale Senior Living Inc.	289,599	13,197
*^Abraxis Bioscience, Inc.		270,891	6,022
			2,072,630
Industrials (12.9%)
	Precision Castparts Corp.	1,121,933	136,158
	L-3 Communications
	Holdings, Inc.	1,022,250	99,557
	ITT Industries, Inc.	1,435,674	98,028
	Rockwell Collins, Inc.	1,376,500	97,236
	Parker Hannifin Corp.	948,004	92,819
	Rockwell Automation, Inc.	1,287,753	89,422
	American
	Standard Cos., Inc.	1,478,782	87,219
	Dover Corp.	1,670,497	85,446
	Cooper Industries, Inc.
	Class A	1,493,157	85,244
	Cummins Inc.	809,963	81,976
	Fluor Corp.	720,409	80,232
	R.R. Donnelley & Sons Co.	1,773,895	77,182
*	McDermott
	International, Inc.	904,127	75,151
	Expeditors International of
	Washington, Inc.	1,743,476	72,006
	C.H. Robinson
	Worldwide Inc.	1,353,809	71,102
*	Terex Corp.	832,133	67,652
	Manpower Inc.	695,053	64,112
*	Foster Wheeler Ltd.	562,015	60,130
	Goodrich Corp.	974,507	58,042
	Joy Global Inc.	970,976	56,637
*	Jacobs Engineering
	Group Inc.	967,862	55,662
	W.W. Grainger, Inc.	584,715	54,408
	Avery Dennison Corp.	808,343	53,739

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Equifax, Inc.	1,203,765	53,471
	The Dun & Bradstreet Corp.	502,508	51,748
*	AMR Corp.	1,962,862	51,721
	Republic Services, Inc.
	Class A	1,584,625	48,553
	Robert Half
	International, Inc.	1,305,643	47,656
	Cintas Corp.	1,176,068	46,372
	Pall Corp.	1,001,581	46,063
	Fastenal Co.	1,051,646	44,022
	SPX Corp.	469,515	41,228
	Roper Industries Inc.	713,500	40,741
*	Monster Worldwide Inc.	962,263	39,549
	Oshkosh Truck Corp.	604,821	38,055
*	UAL Corp.	905,986	36,774
*	Allied Waste Industries, Inc.	2,724,596	36,673
*	KBR Inc.	1,371,748	35,981
	Ametek, Inc.	866,046	34,365
*	Hertz Global Holdings Inc.	1,180,436	31,364
	Pentair, Inc.	776,090	29,934
*^USG Corp.		601,709	29,508
*	Spirit Aerosystems
	Holdings Inc.	815,155	29,386
*	ChoicePoint Inc.	652,370	27,693
	J.B. Hunt Transport
	Services, Inc.	827,540	24,263
*	Owens Corning Inc.	641,816	21,584
	The Corporate Executive
	Board Co.	319,415	20,733
*	US Airways Group Inc.	673,157	20,376
*	First Solar, Inc.	227,089	20,277
			2,747,250
Information Technology (14.1%)
*	NVIDIA Corp.	2,763,655	114,167
	Seagate Technology	4,485,145	97,642
*	SanDisk Corp.	1,841,257	90,111
	KLA-Tencor Corp.	1,634,118	89,795
*	MEMC Electronic
	Materials, Inc.	1,455,201	88,942
*	Autodesk, Inc.	1,881,923	88,601
*	Cognizant Technology
	Solutions Corp.	1,167,458	87,664
	Fidelity National
	Information Services, Inc.	1,552,086	84,247
*	Computer Sciences Corp.	1,405,084	83,111
*	Micron Technology, Inc.	6,175,839	77,383
*	NCR Corp.	1,458,126	76,610
*	Fiserv, Inc.	1,346,118	76,459
	National
	Semiconductor Corp.	2,607,450	73,713

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Xilinx, Inc.	2,715,352	72,690
	Microchip Technology, Inc.	1,768,085	65,490
	Altera Corp.	2,917,207	64,558
*	VeriSign, Inc.	1,987,397	63,060
*	Avaya Inc.	3,708,635	62,453
*	Akamai Technologies, Inc.	1,244,479	60,531
	Harris Corp.	1,097,109	59,847
*	LAM Research Corp.	1,159,976	59,623
*	Flextronics International Ltd.	4,968,169	53,656
	Amphenol Corp.	1,456,910	51,939
*	BMC Software, Inc.	1,668,817	50,565
*	Cadence Design
	Systems, Inc.	2,289,510	50,278
*	Citrix Systems, Inc.	1,477,569	49,750
*	Avnet, Inc.	1,209,126	47,930
*	LSI Corp.	6,321,375	47,474
*	McAfee Inc.	1,305,281	45,946
*	BEA Systems, Inc.	3,207,372	43,909
*	CDW Corp.	513,047	43,594
*	Affiliated Computer
	Services, Inc. Class A	755,181	42,834
*	Activision, Inc.	2,293,957	42,828
*	Alliance Data Systems Corp.	553,424	42,769
*	Iron Mountain, Inc.	1,543,762	40,338
*	Ceridian Corp.	1,137,924	39,827
*	Lexmark International, Inc.	801,192	39,507
*	Arrow Electronics, Inc.	1,005,325	38,635
*	Tellabs, Inc.	3,399,330	36,577
	Intersil Corp.	1,129,674	35,540
*	Western Digital Corp.	1,816,317	35,146
	Jabil Circuit, Inc.	1,563,210	34,500
*	DST Systems, Inc.	432,751	34,278
*	NAVTEQ Corp.	800,872	33,909
*	Red Hat, Inc.	1,493,755	33,281
*	salesforce.com, Inc.	742,956	31,843
*	Compuware Corp.	2,652,805	31,462
*	Novellus Systems, Inc.	1,010,855	28,678
*	Hewitt Associates, Inc.	862,079	27,587
*	Teradyne, Inc.	1,552,702	27,296
*	Solectron Corp.	7,396,616	27,220
*	Ingram Micro, Inc. Class A	1,249,716	27,131
*	CheckFree Corp.	607,623	24,426
	Molex, Inc.	796,014	23,888
*^JDS Uniphase Corp.		1,680,560	22,570
*	Zebra Technologies Corp.
	Class A	576,088	22,318
*	QLogic Corp.	1,300,721	21,657
	Molex, Inc. Class A	390,145	10,358
	Total System Services, Inc.	321,874	9,498
	AVX Corp.	421,429	7,055

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)

			2,994,694
Materials (5.7%)
	United States Steel Corp.	969,452	105,428
	Vulcan Materials Co.	777,430	89,047
	Allegheny Technologies Inc.	741,575	77,776
	Lyondell Chemical Co.	1,833,384	68,055
	Martin Marietta
	Materials, Inc.	369,424	59,854
	Temple-Inland Inc.	860,328	52,936
	MeadWestvaco Corp.	1,482,539	52,363
*	The Mosaic Co.	1,258,860	49,121
*	Domtar Corp.	4,247,116	47,398
	Sigma-Aldrich Corp.	1,080,597	46,109
	Celanese Corp. Series A	1,157,922	44,904
*	Owens-Illinois, Inc.	1,257,541	44,014
	Eastman Chemical Co.	684,034	44,004
	Sealed Air Corp.	1,319,281	40,924
	Ball Corp.	759,196	40,366
*	Pactiv Corp.	1,088,818	34,722
	International Flavors &
	Fragrances, Inc.	661,078	34,469
*	Crown Holdings, Inc.	1,334,011	33,310
	Sonoco Products Co.	775,329	33,192
	Steel Dynamics, Inc.	745,129	31,228
	Ashland, Inc.	461,292	29,500
	Bemis Co., Inc.	857,373	28,448
*	Smurfit-Stone
	Container Corp.	2,083,922	27,737
	Florida Rock Industries, Inc.	403,651	27,246
	Albemarle Corp.	660,164	25,436
*	Titanium Metals Corp.	659,294	21,031
	Huntsman Corp.	815,357	19,821
			1,208,439
Telecommunication Services (2.6%)
*	NII Holdings Inc.	1,193,937	96,398
*	Crown Castle
	International Corp.	2,138,474	77,562
	Embarq Corp.	1,223,127	77,510
	Windstream Corp.	3,901,007	57,579
*	Level 3
	Communications, Inc.	9,055,188	52,973
	CenturyTel, Inc.	892,179	43,761
	Citizens
	Communications Co.	2,771,523	42,321
*	Leap Wireless
	International, Inc.	443,537	37,479
	Telephone &
	Data Systems, Inc.	496,825	31,086
	Telephone &

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Data Systems, Inc.–
	Special Common Shares	349,444	20,110
*	U.S. Cellular Corp.	132,889	12,040
			548,819
Utilities (5.7%)
*	Mirant Corp.	2,094,551	89,333
*	NRG Energy, Inc.	1,901,657	79,052
	Questar Corp.	1,405,215	74,266
	DTE Energy Co.	1,456,123	70,214
*	Allegheny Energy, Inc.	1,352,022	69,954
	Xcel Energy, Inc.	3,336,275	68,294
*	Reliant Energy, Inc.	2,524,091	68,024
	KeySpan Corp.	1,436,703	60,313
	Equitable Resources, Inc.	945,433	46,856
	NiSource, Inc.	2,239,088	46,372
	Pepco Holdings, Inc.	1,565,554	44,149
	ONEOK, Inc.	856,681	43,185
	Wisconsin Energy Corp.	957,120	42,333
	CenterPoint Energy Inc.	2,431,696	42,312
*	Dynegy, Inc.	4,026,377	38,009
	MDU Resources Group, Inc.	1,333,911	37,403
	Alliant Energy Corp.	950,154	36,913
	Northeast Utilities	1,261,860	35,786
	SCANA Corp.	905,521	34,672
	Energy East Corp.	1,284,806	33,521
	Pinnacle West Capital Corp.	817,830	32,591
	Integrys Energy Group, Inc.	611,471	31,020
	TECO Energy, Inc.	1,711,570	29,405
	NSTAR	873,875	28,357
	DPL Inc.	925,361	26,225
			1,208,559
Total Common Stocks
(Cost $16,654,690)			21,266,078
Temporary Cash Investments (1.7%)[1]
Money Market Fund (1.7%)
[2]	Vanguard Market
	Liquidity Fund, 5.281%	18,861,097	18,861
[2]	Vanguard Market
	Liquidity Fund,
	5.281%—Note E	335,827,400	335,827
			354,688

		Face
		Amount
		($000)
U.S. Government & Agency Obligation (0.0%)
[3]	Federal Home Loan
	Mortgage Corp.

Mid-Cap Index Fund

		Market
		Value•
	Shares	($000)
[4] 5.197%, 7/9/07	2,000	1,998
Total Temporary Cash Investments
(Cost $356,686)		356,686
Total Investments (101.7%)
(Cost $17,011,376)		21,622,764
Other Assets and Liabilities (–1.7%)
Other Assets—Note B		103,959
Liabilities—Note E		(463,560)
		(359,601)
Net Assets (100%)		21,263,163

At June 30, 2007, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	16,701,423
Undistributed Net Investment Income	124,833
Accumulated Net Realized Losses	(174,371)
Unrealized Appreciation (Depreciation)
Investment Securities	4,611,388
Futures Contracts	(110)
Net Assets	21,263,163

Investor Shares—Net Assets
Applicable to 407,569,086 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	8,934,870
Net Asset Value Per Share—
Investor Shares	$21.92

Admiral Shares—Net Assets
Applicable to 50,483,308 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,024,075
Net Asset Value Per Share—
Admiral Shares	$99.52

Mid-Cap Index Fund

Amount
($000)
Signal Shares—Net Assets
Applicable to 5,879,732 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	184,748
Net Asset Value Per Share—
Signal Shares	$31.42

Institutional Shares—Net Assets
Applicable to 267,124,418 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,875,616
Net Asset Value Per Share—
Institutional Shares	$22.00

ETF Shares—Net Assets
Applicable to 15,473,557 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,243,854
Net Asset Value Per Share—
ETF Shares	$80.39

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 1.6%, respectively, of net assets. See Note C in Notes to Financial Statements.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4  Securities with a value of $1,998,000 have been segregated as initial margin for open futures contracts.

5  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

Mid-Cap Index Fund

Statement of Operations

Six Months Ended
June 30, 2007
($000)
Investment Income
Income
Dividends	144,902
Interest[1]	1,602
Security Lending	2,888
Total Income	149,392
Expenses
The Vanguard Group—Note B
Investment Advisory Services	347
Management and Administrative—Investor Shares	7,414
Management and Administrative—Admiral Shares	1,876
Management and Administrative—Signal Shares	37
Management and Administrative—Institutional Shares	1,056
Management and Administrative—ETF Shares	661
Marketing and Distribution—Investor Shares	1,065
Marketing and Distribution—Admiral Shares	530
Marketing and Distribution—Signal Shares	3
Marketing and Distribution—Institutional Shares	659
Marketing and Distribution—ETF Shares	211
Custodian Fees	121
Shareholders’ Reports—Investor Shares	170
Shareholders’ Reports—Admiral Shares	16
Shareholders’ Reports—Signal Shares	3
Shareholders’ Reports—Institutional Shares	61
Shareholders’ Reports—ETF Shares	29
Trustees’ Fees and Expenses	12
Total Expenses	14,271
Net Investment Income	135,121
Realized Net Gain (Loss)
Investment Securities Sold	1,101,652
Futures Contracts	2,288
Realized Net Gain (Loss)	1,103,940
Change in Unrealized Appreciation (Depreciation)
Investment Securities	815,724
Futures Contracts	158
Change in Unrealized Appreciation (Depreciation)	815,882
Net Increase (Decrease) in Net Assets Resulting from Operations	2,054,943

1  Interest income from an affiliated company of the fund was $1,553,000.

Mid-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	135,121	236,457
Realized Net Gain (Loss)	1,103,940	812,333
Change in Unrealized Appreciation (Depreciation)	815,882	965,218
Net Increase (Decrease) in Net Assets Resulting from Operations	2,054,943	2,014,008
Distributions
Net Investment Income
Investor Shares	(2,004)	(94,810)
Admiral Shares	(1,159)	(53,803)
Signal Shares	—	—
Institutional Shares	(1,262)	(63,378)
ETF Shares	(346)	(21,247)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(4,771)	(233,238)
Capital Share Transactions—Note F
Investor Shares	400,525	477,702
Admiral Shares	483,917	823,840
Signal Shares	176,737	—
Institutional Shares	699,003	1,301,163
ETF Shares	(514,570)	383,910
Net Increase (Decrease) from Capital Share Transactions	1,245,612	2,986,615
Total Increase (Decrease)	3,295,784	4,767,385
Net Assets
Beginning of Period	17,967,379	13,199,994
End of Period[1]	21,263,163	17,967,379

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of $124,833,000 and ($5,517,000).

Mid-Cap Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$19.78	$17.63	$15.64	$13.13	$ 9.88	$11.81
Investment Operations
Net Investment Income	.133	.253	.198	.159	.122	.088
Net Realized and Unrealized Gain (Loss)
on Investments	2.012	2.144	1.983	2.512	3.250	(1.798)
Total from Investment Operations	2.145	2.397	2.181	2.671	3.372	(1.710)
Distributions
Dividends from Net Investment Income	(.005)	(.247)	(.191)	(.161)	(.122)	(.093)
Distributions from Realized Capital Gains	—	—	—	—	—	(.127)
Total Distributions	(.005)	(.247)	(.191)	(.161)	(.122)	(.220)
Net Asset Value, End of Period	$21.92	$19.78	$17.63	$15.64	$13.13	$9.88

Total Return[1]	10.85%	13.60%	13.93%	20.35%	34.14%	–14.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,935	$7,677	$6,399	$5,234	$3,610	$2,267
Ratio of Total Expenses to
Average Net Assets	0.21%*	0.22%	0.22%	0.22%	0.26%	0.26%
Ratio of Net Investment Income to
Average Net Assets	1.29%*	1.43%	1.36%	1.26%	1.20%	0.85%
Portfolio Turnover Rate[2]	18%*	18%	18%	16%	73%[3]	18%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3  Includes activity related to a change in the fund’s target index.

*  Annualized.

Mid-Cap Index Fund

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$89.73	$79.98	$70.92	$59.55	$44.81	$53.56
Investment Operations
Net Investment Income	.652	1.226	.946	.771	.593	.431
Net Realized and Unrealized
Gain (Loss) on Investments	9.162	9.725	9.022	11.383	14.742	(8.154)
Total from Investment Operations	9.814	10.951	9.968	12.154	15.335	(7.723)
Distributions
Dividends from Net Investment Income	(.024)	(1.201)	(.908)	(.784)	(.595)	(.451)
Distributions from Realized Capital Gains	—	—	—	—	—	(.576)
Total Distributions	(.024)	(1.201)	(.908)	(.784)	(.595)	(1.027)
Net Asset Value, End of Period	$99.52	$89.73	$79.98	$70.92	$59.55	$44.81

Total Return	10.94%	13.69%	14.04%	20.42%	34.24%	–14.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,024	$4,075	$2,852	$1,196	$842	$411
Ratio of Total Expenses to
Average Net Assets	0.11%*	0.13%	0.13%	0.13%	0.18%	0.18%
Ratio of Net Investment Income to
Average Net Assets	1.39%*	1.52%	1.45%	1.35%	1.31%	0.94%
Portfolio Turnover Rate[1]	18%*	18%	18%	16%	73%[2]	18%

1  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2  Includes activity related to a change in the fund’s target index.

*  Annualized.

Mid-Cap Index Fund

Signal Shares

March 30,
2007[1] to
June 30,
For a Share Outstanding Throughout the Period	2007
Net Asset Value, Beginning of Period	$29.63
Investment Operations
Net Investment Income	.093
Net Realized and Unrealized Gain (Loss) on Investments	1.697
Total from Investment Operations	1.790
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$31.42

Total Return	6.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$185
Ratio of Total Expenses to Average Net Assets	0.11%*
Ratio of Net Investment Income to Average Net Assets	1.39%*
Portfolio Turnover Rate[2]	18%*

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

Mid-Cap Index Fund

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$19.83	$17.67	$15.67	$13.16	$ 9.90	$11.83
Investment Operations
Net Investment Income	.147	.286	.228	.18	.147	.103
Net Realized and Unrealized
Gain (Loss) on Investments	2.028	2.149	1.983	2.51	3.250	(1.798)
Total from Investment Operations	2.175	2.435	2.211	2.69	3.397	(1.695)
Distributions
Dividends from Net Investment Income	(.005)	(.275)	(.211)	(.18)	(.137)	(.108)
Distributions from Realized Capital Gains	—	—	—	—	—	(.127)
Total Distributions	(.005)	(.275)	(.211)	(.18)	(.137)	(.235)
Net Asset Value, End of Period	$22.00	$19.83	$17.67	$15.67	$13.16	$9.90

Total Return	10.97%	13.78%	14.09%	20.45%	34.33%	–14.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,876	$4,633	$2,905	$2,056	$1,071	$653
Ratio of Total Expenses to
Average Net Assets	0.07%*	0.08%	0.08%	0.08%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.43%*	1.57%	1.50%	1.40%	1.36%	1.01%
Portfolio Turnover Rate[1]	18%*	18%	18%	16%	73%[2]	18%

1  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2  Includes activity related to a change in the fund’s target index.

*  Annualized.

Mid-Cap Index Fund

ETF Shares

	Six Months			Jan. 26,
	Ended	Year Ended		2004[1] to
	June 30,	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$72.48	$64.61	$57.32	$50.34
Investment Operations
Net Investment Income	.507	.992	.785	.617
Net Realized and Unrealized Gain (Loss) on Investments	7.420	7.851	7.258	7.004
Total from Investment Operations	7.927	8.843	8.043	7.621
Distributions
Dividends from Net Investment Income	(.017)	(.973)	(.753)	(.641)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.017)	(.973)	(.753)	(.641)
Net Asset Value, End of Period	$80.39	$72.48	$64.61	$57.32

Total Return	10.94%	13.69%	14.03%	15.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,244	$1,582	$1,044	$58
Ratio of Total Expenses to Average Net Assets	0.13%*	0.13%	0.13%	0.18%*
Ratio of Net Investment Income to Average Net Assets	1.37%*	1.52%	1.45%	1.30%*
Portfolio Turnover Rate[2]	18%*	18%	18%	16%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, servicing, and account-size criteria. Signal Shares were first issued on March 30, 2007. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

Mid-Cap Index Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2007, the fund had contributed capital of $1,862,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.86% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial-reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2007, the fund realized $1,101,915,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2006, the fund had available realized losses of $169,094,000 to offset future net capital gains of $20,314,000 through December 31, 2011, $63,490,000 through December 31, 2014, and $85,290,000 through December 31, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

Mid-Cap Index Fund

At June 30, 2007, the cost of investment securities for tax purposes was $17,011,376,000. Net unrealized appreciation of investment securities for tax purposes was $4,611,388,000, consisting of unrealized gains of $4,986,562,000 on securities that had risen in value since their purchase and $375,174,000 in unrealized losses on securities that had fallen in value since their purchase.

At June 30, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
S&P MidCap 400 Index	31	14,015	(110)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended June 30, 2007, the fund purchased $5,999,051,000 of investment securities and sold $4,570,392,000 of investment securities other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at June 30, 2007, was $317,195,000, for which the fund received cash collateral of $335,827,000.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,533,868	72,975	2,234,918	119,929
Issued in Lieu of Cash Distributions	1,856	89	87,971	4,452
Redeemed	(1,135,199)	(53,706)	(1,845,187)	(99,197)
Net Increase (Decrease)—Investor Shares	400,525	19,358	477,702	25,184
Admiral Shares
Issued	952,211	9,939	1,485,862	17,560
Issued in Lieu of Cash Distributions	999	11	46,434	518
Redeemed	(469,293)	(4,881)	(708,456)	(8,322)
Net Increase (Decrease)—Admiral Shares	483,917	5,069	823,840	9,756
Signal Shares
Issued	188,371	6,251	—	—
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(11,634)	(371)	—	—
Net Increase (Decrease)—Signal Shares	176,737	5,880	—	—

Mid-Cap Index Fund

	Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	1,176,706	56,038	1,642,656	87,622
Issued in Lieu of Cash Distributions	832	39	57,275	2,891
Redeemed	(478,535)	(22,601)	(398,768)	(21,224)
Net Increase (Decrease)—Institutional Shares	699,003	33,476	1,301,163	69,289
ETF Shares
Issued	2,228,682	27,944	2,782,508	39,966
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,743,252)	(34,300)	(2,398,598)	(34,300)
Net Increase (Decrease)—ETF Shares	(514,570)	(6,356)	383,910	5,666

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

Mid-Cap Growth Index Fund

Fund Profile

As of June 30, 2007

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	236	236	4,921
Median Market Cap	$7.9B	$7.9B	$32.6B
Price/Earnings Ratio	24.9x	24.9x	18.2x
Price/Book Ratio	4.5x	4.5x	2.9x
Yield		0.4%	1.7%
Investor Shares	0.4%
ETF Shares	0.5%
Return on Equity	19.2%	19.2%	18.2%
Earnings Growth Rate	27.3%	26.4%	20.7%
Foreign Holdings	0.5%	0.5%	0.0%
Turnover Rate	93%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.25%[3]
ETF Shares	0.13%[3]
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	18%	18%	12%
Consumer Staples	2	2	8
Energy	10	10	10
Financials	7	7	21
Health Care	14	14	11
Industrials	16	17	12
Information Technology	21	21	15
Materials	5	5	4
Telecommunication
Services	3	2	3
Utilities	4	4	4

Ten Largest Holdings[4] (% of total net assets)

Precision Castparts Corp.	aerospace and
	defense	1.3%
NVIDIA Corp.	semiconductors	1.1
Noble Corp.	oil and gas drilling	1.0
T. Rowe Price Group Inc.	asset management
	and custody banks	1.0
Hilton Hotels Corp.	hotels, resorts,
	and cruise lines	0.9
L-3 Communications	aerospace and
Holdings, Inc.	defense	0.9
ITT Industries, Inc.	industrial machinery	0.9
Rockwell Collins, Inc.	aerospace and
	defense	0.9
NII Holdings Inc.	wireless
	telecommunication
	services	0.9
Smith International, Inc.	oil and gas
	equipment and
	services	0.9
Top Ten		9.8%

Investment Focus

1  MSCI US Mid Cap Growth Index.

2  Dow Jones Wilshire 5000 Index.

3  Annualized.

4  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

See page 75 for a glossary of investment terms.

Mid-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): August 24, 2006–June 30, 2007

Average Annual Total Returns: Periods Ended June 30, 2007

		Since
	Inception Date	Inception
Investor Shares[2]	8/24/2006	24.73%
ETF Shares	8/17/2006
Market Price		23.04
Net Asset Value		23.09

1  Six months ended June 30, 2007.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. Note: See Financial Highlights tables on pages 55 and 56 for dividend and capital gains information.

Mid-Cap Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (17.6%)
	Hilton Hotels Corp.	86,364	2,891
	Nordstrom, Inc.	48,405	2,474
	^Garmin Ltd.	27,915	2,065
*	Apollo Group, Inc. Class A	34,384	2,009
*	Office Depot, Inc.	65,017	1,970
*	Cablevision Systems
	NY Group Class A	53,542	1,938
	Harman International
	Industries, Inc.	14,617	1,707
	Tiffany & Co.	31,829	1,689
*	AutoZone Inc.	11,621	1,588
*	The Goodyear Tire &
	Rubber Co.	43,632	1,517
	Abercrombie & Fitch Co.	20,766	1,516
*	Discovery Holding Co.
	Class A	62,797	1,444
	Polo Ralph Lauren Corp.	14,231	1,396
	Tim Hortons, Inc.	44,694	1,374
	Black & Decker Corp.	15,410	1,361
*	CarMax, Inc.	50,367	1,284
*	GameStop Corp. Class A	32,414	1,267
*	R.H. Donnelley Corp.	16,526	1,252
	American Eagle
	Outfitters, Inc.	47,192	1,211
	Lamar Advertising Co.
	Class A	19,128	1,200
*	Interpublic Group of Cos., Inc.	103,757	1,183
	Wynn Resorts Ltd.	13,120	1,177
*	Dollar Tree Stores, Inc.	24,060	1,048
	Dollar General Corp.	47,701	1,046
	PetSmart, Inc.	31,791	1,032
*	Penn National Gaming, Inc.	16,956	1,019
	Ross Stores, Inc.	32,734	1,008
	Advance Auto Parts, Inc.	24,701	1,001
*	Chico’s FAS, Inc.	41,129	1,001

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
	Station Casinos, Inc.	11,435	993
*^Sirius Satellite Radio, Inc.		324,391	980
*	O’Reilly Automotive, Inc.	25,310	925
*	Career Education Corp.	22,229	751
*	XM Satellite Radio
	Holdings, Inc.	62,802	739
	Centex Corp.	18,262	732
*	NVR, Inc.	1,068	726
	Williams-Sonoma, Inc.	22,331	705
	RadioShack Corp.	19,784	656
*	Urban Outfitters, Inc.	26,986	648
	Gentex Corp.	31,763	625
*	Getty Images, Inc.	12,559	600
	Family Dollar Stores, Inc.	16,944	581
	Virgin Media Inc.	22,657	552
	E.W. Scripps Co. Class A	10,411	476
	Weight Watchers
	International, Inc.	8,326	423
	Boyd Gaming Corp.	8,570	422
*	CTC Media, Inc.	8,801	239
			54,441
Consumer Staples (2.1%)
	Whole Foods Market, Inc.	32,930	1,261
	The Estee Lauder Cos. Inc.
	Class A	27,657	1,259
*	Energizer Holdings, Inc.	12,526	1,248
	The Clorox Co.	17,787	1,105
	Dean Foods Co.	20,377	649
	Brown-Forman Corp. Class B	8,037	587
*	Bare Escentuals, Inc.	12,672	433
			6,542
Energy (10.1%)
	Noble Corp.	31,648	3,086
	Smith International, Inc.	47,024	2,757
	Sunoco, Inc.	28,533	2,273
	ENSCO International, Inc.	35,481	2,165
	CONSOL Energy, Inc.	42,921	1,979
*	Ultra Petroleum Corp.	35,553	1,964
	BJ Services Co.	68,956	1,961
*	Cameron International Corp.	26,066	1,863
*	Southwestern Energy Co.	39,570	1,761
	Diamond Offshore Drilling, Inc.	16,267	1,652
*	Grant Prideco, Inc.	30,111	1,621
*	Pride International, Inc.	38,583	1,445
	Range Resources Corp.	34,400	1,287
*	FMC Technologies Inc.	15,981	1,266
*	Nabors Industries, Inc.	35,180	1,174
	Arch Coal, Inc.	33,397	1,162
	Murphy Oil Corp.	14,612	869

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
	Rowan Cos., Inc.	16,885	692
*	CNX Gas Corp.	7,007	214
			31,191
Financials (7.1%)
	T. Rowe Price Group Inc.	59,069	3,065
	Nymex Holdings Inc.	18,410	2,313
*	CBOT Holdings, Inc. Class A	8,689	1,795
*	CB Richard Ellis Group, Inc.	47,466	1,732
*	IntercontinentalExchange Inc.	9,715	1,436
*	E*TRADE Financial Corp.	64,892	1,433
*	TD Ameritrade Holding Corp.	63,168	1,263
	Eaton Vance Corp.	28,082	1,241
	Nuveen Investments, Inc.
	Class A	18,517	1,151
	SEI Investments Co.	34,795	1,010
	Boston Properties, Inc. REIT	9,606	981
	Investors Financial
	Services Corp.	15,502	956
	^The St. Joe Co.	16,575	768
	Brown & Brown, Inc.	27,789	699
	The First Marblehead Corp.	15,462	597
*	Nasdaq Stock Market Inc.	19,657	584
	Forest City Enterprise Class A	9,332	574
	Federated Investors, Inc.	11,032	423
			22,021
Health Care (14.5%)
*	Express Scripts Inc.	54,056	2,703
	Biomet, Inc.	54,659	2,499
*	Humana Inc.	39,040	2,378
*	Laboratory Corp. of
	America Holdings	29,388	2,300
*	Coventry Health Care Inc.	37,319	2,151
	C.R. Bard, Inc.	24,152	1,996
	IMS Health, Inc.	45,675	1,468
*	Health Net Inc.	27,322	1,443
*	Waters Corp.	23,801	1,413
*	DaVita, Inc.	24,388	1,314
	Quest Diagnostics, Inc.	25,268	1,305
	DENTSPLY International Inc.	33,851	1,295
*	Varian Medical Systems, Inc.	30,097	1,279
*	Amylin Pharmaceuticals, Inc.	30,711	1,264
*	Intuitive Surgical, Inc.	8,724	1,211
*	Cephalon, Inc.	14,338	1,153
	Manor Care, Inc.	17,118	1,118
*	Henry Schein, Inc.	20,767	1,110
	AmerisourceBergen Corp.	22,222	1,099
*	Endo Pharmaceuticals
	Holdings, Inc.	31,277	1,071
*	Sepracor Inc.	25,766	1,057

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Covance, Inc.	15,032	1,031
*	Patterson Cos.	26,096	973
	Pharmaceutical Product
	Development, Inc.	24,736	947
*	Millipore Corp.	12,547	942
*	Hospira, Inc.	23,749	927
*	Cerner Corp.	15,604	866
*	Lincare Holdings, Inc.	21,720	866
*	Vertex Pharmaceuticals, Inc.	29,665	847
*	Millennium
	Pharmaceuticals, Inc.	71,541	756
*	Tenet Healthcare Corp.	110,931	722
	Applera Corp.–Applied
	Biosystems Group	21,504	657
*	Kinetic Concepts, Inc.	12,416	645
*	ImClone Systems, Inc.	13,907	492
*	Warner Chilcott Ltd.	23,510	425
	Brookdale Senior Living Inc.	8,269	377
	Beckman Coulter, Inc.	5,037	326
*	Abraxis Bioscience, Inc.	7,642	170
			44,596
Industrials (16.5%)
	Precision Castparts Corp.	32,128	3,899
	L-3 Communications
	Holdings, Inc.	29,281	2,852
	ITT Industries, Inc.	41,082	2,805
	Rockwell Collins, Inc.	39,393	2,783
	American Standard Cos., Inc.	42,312	2,496
	Cummins Inc.	23,278	2,356
	Fluor Corp.	20,663	2,301
*	McDermott International, Inc.	25,907	2,153
	Expeditors International of
	Washington, Inc.	49,967	2,064
	C.H. Robinson Worldwide Inc.	38,743	2,035
*	Terex Corp.	23,852	1,939
*	Foster Wheeler Ltd.	16,135	1,726
	Joy Global Inc.	27,816	1,622
*	Jacobs Engineering
	Group Inc.	27,727	1,595
	Equifax, Inc.	34,459	1,531
*	AMR Corp.	56,416	1,487
	The Dun & Bradstreet Corp.	14,426	1,486
	Robert Half International, Inc.	37,367	1,364
	Fastenal Co.	30,115	1,261
	Roper Industries Inc.	20,462	1,168
*	Monster Worldwide Inc.	27,566	1,133
*	KBR Inc.	39,235	1,029
	Ametek, Inc.	24,819	985
*	Hertz Global Holdings Inc.	33,779	898

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
*	USG Corp.	17,279	847
*	Spirit Aerosystems
	Holdings Inc.	23,375	843
*	ChoicePoint Inc.	18,725	795
	Republic Services, Inc.
	Class A	22,683	695
	J.B. Hunt Transport
	Services, Inc.	23,626	693
	Pall Corp.	14,290	657
	The Corporate Executive
	Board Co.	9,114	592
*	First Solar, Inc.	6,479	578
*	Owens Corning Inc.	6,378	214
			50,882
Information Technology (21.1%)
*	NVIDIA Corp.	79,193	3,271
*	SanDisk Corp.	52,761	2,582
	KLA-Tencor Corp.	46,849	2,574
*	MEMC Electronic
	Materials, Inc.	41,821	2,556
*	Autodesk, Inc.	53,920	2,539
*	Cognizant Technology
	Solutions Corp.	33,426	2,510
*	Micron Technology, Inc.	177,490	2,224
*	NCR Corp.	41,720	2,192
*	Fiserv, Inc.	38,524	2,188
	National Semiconductor Corp.	74,937	2,118
	Xilinx, Inc.	77,783	2,082
	Altera Corp.	83,642	1,851
*	VeriSign, Inc.	56,908	1,806
*	Avaya Inc.	106,606	1,795
*	Akamai Technologies, Inc.	35,767	1,740
	Harris Corp.	31,416	1,714
*	LAM Research Corp.	33,340	1,714
	Amphenol Corp.	41,684	1,486
*	BMC Software, Inc.	47,735	1,446
*	Citrix Systems, Inc.	42,374	1,427
*	McAfee Inc.	37,516	1,321
*	BEA Systems, Inc.	91,814	1,257
*	CDW Corp.	14,731	1,252
*	Affiliated Computer
	Services, Inc. Class A	21,658	1,228
*	Alliance Data Systems Corp.	15,890	1,228
*	Activision, Inc.	65,654	1,226
*	Iron Mountain, Inc.	44,146	1,153
*	Ceridian Corp.	32,589	1,141
*	DST Systems, Inc.	12,428	984
*	NAVTEQ Corp.	22,957	972
*	Red Hat, Inc.	42,938	957

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
*	salesforce.com, inc.	21,356	915
*	Avnet, Inc.	22,591	895
	Fidelity National Information
	Services, Inc.	15,599	847
*	Novellus Systems, Inc.	29,072	825
*	Hewitt Associates, Inc.	24,704	790
*	Teradyne, Inc.	44,638	785
*	Lexmark International, Inc.	14,956	737
*	CheckFree Corp.	17,348	697
*	JDS Uniphase Corp.	48,081	646
*	Zebra Technologies Corp.
	Class A	16,446	637
*	QLogic Corp.	37,195	619
*	Cadence Design
	Systems, Inc.	22,971	504
	Jabil Circuit, Inc.	22,406	494
	Molex, Inc.	15,177	455
*	Compuware Corp.	26,437	314
	Total System Services, Inc.	9,242	273
			64,967
Materials (4.9%)
	Allegheny Technologies Inc.	21,317	2,236
	Martin Marietta Materials, Inc.	10,605	1,718
*	The Mosaic Co.	36,182	1,412
*	Owens-Illinois, Inc.	35,991	1,260
	Sealed Air Corp.	37,754	1,171
	Ball Corp.	21,766	1,157
*	Pactiv Corp.	31,174	994
*	Crown Holdings, Inc.	38,160	953
	Vulcan Materials Co.	7,813	895
	Florida Rock Industries, Inc.	11,597	783
	Albemarle Corp.	18,848	726
*	Titanium Metals Corp.	18,956	605
	Steel Dynamics, Inc.	13,818	579
	Sigma-Aldrich Corp.	10,843	463
	Huntsman Corp.	11,684	284
			15,236
Telecommunication Services (2.6%)
*	NII Holdings Inc.	34,182	2,760
*	Crown Castle
	International Corp.	61,244	2,221
*	Level 3 Communications, Inc.	259,477	1,518
*	Leap Wireless
	International, Inc.	12,736	1,076
*	U.S. Cellular Corp.	3,794	344
			7,919
Utilities (3.6%)
*	Mirant Corp.	60,194	2,567
*	NRG Energy, Inc.	54,653	2,272

Mid-Cap Growth Index Fund

		Market
		Value•
	Shares	($000)
Questar Corp.	40,209	2,125
* Allegheny Energy, Inc.	38,698	2,002
* Reliant Energy, Inc.	36,278	978
Equitable Resources, Inc.	13,489	668
* Dynegy, Inc.	40,407	381
		10,993
Total Common Stocks
(Cost $291,499)		308,788
Temporary Cash Investment (0.6%)
1 Vanguard Market Liquidity
Fund, 5.281%—Note E
(Cost $1,966)	1,965,800	1,966
Total Investments (100.7%)
(Cost $293,465)		310,754
Other Assets and Liabilities (–0.7%)
Other Assets—Note B		3,257
Liabilities—Note E		(5,386)
		(2,129)
Net Assets (100%)		308,625

Mid-Cap Growth Index Fund

At June 30, 2007, net assets consisted of:[2]
Amount
($000)
Paid-in Capital	292,464
Undistributed Net Investment Income	398
Accumulated Net Realized Losses	(1,526)
Unrealized Appreciation	17,289
Net Assets	308,625

Investor Shares—Net Assets
Applicable to 7,330,035 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	182,180
Net Asset Value Per Share—
Investor Shares	$24.85

ETF Shares—Net Assets
Applicable to 2,000,624 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	126,445
Net Asset Value Per Share—
ETF Shares	$63.20

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  See Note C in Notes to Financial Statements for the tax-basis components of net assets. REIT—Real Estate Investment Trust.

Mid-Cap Growth Index Fund

Statement of Operations

Six Months Ended
June 30, 2007
($000)
Investment Income
Income
Dividends	486
Interest[1]	65
Security Lending	7
Total Income	558
Expenses
The Vanguard Group—Note B
Investment Advisory Services	11
Management and Administrative
Investor Shares	58
ETF Shares	4
Marketing and Distribution
Investor Shares	4
ETF Shares	3
Custodian Fees	70
Shareholders’ Reports
Investor Shares	2
ETF Shares	1
Total Expenses	153
Net Investment Income	405
Realized Net Gain (Loss)
Investment Securities Sold	2,713
Futures Contracts	(158)
Realized Net Gain (Loss)	2,555
Change in Unrealized Appreciation (Depreciation)
Investment Securities Sold	15,999
Futures Contracts	—
Change in Unrealized Appreciation (Depreciation)	15,999
Net Increase (Decrease) in Net Assets Resulting from Operations	18,959

1  Interest income from an affiliated company of the fund was $65,000.

Mid-Cap Growth Index Fund

Statement of Changes in Net Assets

		August 17,
	Six Months Ended	2006[1] to
	June 30,	December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	405	182
Realized Net Gain (Loss)	2,555	1,839
Change in Unrealized Appreciation (Depreciation)	15,999	1,290
Net Increase (Decrease) in Net Assets Resulting from Operations	18,959	3,311
Distributions
Net Investment Income
Investor Shares	(11)	(84)
ETF Shares	(10)	(84)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Total Distributions	(21)	(168)
Capital Share Transactions—Note F
Investor Shares	147,283	23,964
ETF Shares	96,010	19,287
Net Increase (Decrease) from Capital Share Transactions	243,293	43,251
Total Increase (Decrease)	262,231	46,394
Net Assets
Beginning of Period	46,394	—
End of Period[2]	308,625	46,394

1  Inception.

2  Net Assets—End of Period includes undistributed (overdistributed) net investment income of $398,000 and $14,000.

Mid-Cap Growth Index Fund

Financial Highlights

Investor Shares
	Six Months	Aug. 24,
	Ended	2006[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$21.78	$20.00
Investment Operations
Net Investment Income	.027	.09
Net Realized and Unrealized Gain (Loss) on Investments	3.047	1.77
Total from Investment Operations	3.074	1.86
Distributions
Dividends from Net Investment Income	(.004)	(.08)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.004)	(.08)
Net Asset Value, End of Period	$24.85	$21.78

Total Return[2]	14.12%	9.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$182	$24
Ratio of Total Expenses to Average Net Assets	0.25%*	0.26%*
Ratio of Net Investment Income to Average Net Assets	0.47%*	1.00%*
Portfolio Turnover Rate[3]	93%*	20%

1  Inception.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

Mid-Cap Growth Index Fund

ETF Shares
	Six Months	Aug. 17,
	Ended	2006[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$55.35	$51.55
Investment Operations
Net Investment Income	.09	.228
Net Realized and Unrealized Gain (Loss) on Investments	7.77	3.783
Total from Investment Operations	7.86	4.011
Distributions
Dividends from Net Investment Income	(.01)	(.211)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.01)	(.211)
Net Asset Value, End of Period	$63.20	$55.35

Total Return	14.20%	7.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$126	$22
Ratio of Total Expenses to Average Net Assets	0.13%*	0.13%*
Ratio of Net Investment Income to Average Net Assets	0.59%*	1.13%*
Portfolio Turnover Rate[2]	93%*	20%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

Mid-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

Mid-Cap Growth Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2007, the fund had contributed capital of $24,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial-reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2007, the fund realized $3,700,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2006, the fund had available realized losses of $374,000 to offset future net capital gains of $35,000 through December 31, 2014, and $339,000 through December 31, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2007, the cost of investment securities for tax purposes was $293,465,000. Net unrealized appreciation of investment securities for tax purposes was $17,289,000, consisting of unrealized gains of $21,430,000 on securities that had risen in value since their purchase and $4,141,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended June 30, 2007, the fund purchased $346,734,000 of investment securities and sold $103,134,000 of investment securities other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at June 30, 2007, was $1,756,000, for which the fund received cash collateral of $1,966,000.

Mid-Cap Growth Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Inception[1] to
	June 30, 2007		December 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	160,627	6,779	25,082	1,165
Issued in Lieu of Cash Distributions	10	—	75	3
Redeemed	(13,354)	(562)	(1,193)	(55)
Net Increase (Decrease)—Investor Shares	147,283	6,217	23,964	1,113
ETF Shares
Issued	121,494	2,000	41,642	800
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(25,484)	(400)	(22,355)	(400)
Net Increase (Decrease)—ETF Shares	96,010	1,600	19,287	400

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on its federal income tax return for open tax year ended December 31, 2006, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

1  Inception was August 24, 2006, for Investor Shares and August 17, 2006, for ETF Shares.

Mid-Cap Value Index Fund

Fund Profile

As of June 30, 2007

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	252	252	4,921
Median Market Cap	$6.6B	$6.6B	$32.6B
Price/Earnings Ratio	18.1x	18.1x	18.2x
Price/Book Ratio	2.1x	2.1x	2.9x
Yield		2.1%	1.7%
Investor Shares	2.0%
ETF Shares	2.1%
Return on Equity	13.7%	13.7%	18.2%
Earnings Growth Rate	13.9%	13.9%	20.7%
Foreign Holdings	1.8%	1.8%	0.0%
Turnover Rate	45%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.25%[3]
ETF Shares	0.13%[3]
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	17%	17%	12%
Consumer Staples	6	6	8
Energy	5	5	10
Financials	34	34	21
Health Care	5	5	11
Industrials	9	9	12
Information Technology	7	7	15
Materials	6	6	4
Telecommunication
Services	3	3	3
Utilities	8	8	4

Ten Largest Holdings[4] (% of total net assets)

Ameriprise Financial, Inc.	asset management
	and custody banks	1.1%
Archstone-Smith Trust
REIT	residential REITs	1.0
United States Steel Corp.	steel	1.0
Host Hotels & Resorts Inc.
REIT	specialized REITs	1.0
El Paso Corp.	oil and gas storage
	and transportation	0.9
Seagate Technology	computer storage
	and peripherals	0.9
Parker Hannifin Corp.	industrial machinery	0.9
Rockwell Automation, Inc.	electrical
	components and
	equipment	0.8
CIT Group, Inc.	specialized finance	0.8
Noble Energy, Inc.	oil and gas
	exploration and
	production	0.8
Top Ten		9.2%

Investment Focus

1  MSCI US Mid Cap Value Index.

2  Dow Jones Wilshire 5000 Index.

3  Annualized.

4  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

See page 75 for a glossary of investment terms.

Mid-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): August 24, 2006–June 30, 2007

Average Annual Total Returns: Periods Ended June 30, 2007

		Since
	Inception Date	Inception
Investor Shares[2]	8/24/2006	21.13%
ETF Shares	8/17/2006
Market Price		20.59
Net Asset Value		20.56

1  Six months ended June 30, 2007.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. Note: See Financial Highlights tables on pages 67 and 68 for dividend and capital gains information.

Mid-Cap Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (16.5%)
	Mattel, Inc.	123,878	3,133
	Whirlpool Corp.	24,441	2,718
	Genuine Parts Co.	53,397	2,649
	VF Corp.	28,018	2,566
	Newell Rubbermaid, Inc.	86,863	2,556
	Eastman Kodak Co.	90,519	2,519
	Sherwin-Williams Co.	35,911	2,387
	H & R Block, Inc.	101,550	2,373
*	Wyndham Worldwide Corp.	62,089	2,251
*	IAC/InterActiveCorp	63,006	2,181
*	Expedia, Inc.	69,730	2,042
	Darden Restaurants Inc.	43,164	1,899
	Royal Caribbean Cruises, Ltd.	43,194	1,856
	D. R. Horton, Inc.	89,046	1,775
*	Mohawk Industries, Inc.	17,041	1,718
	Idearc Inc.	45,706	1,615
	BorgWarner, Inc.	18,167	1,563
	Pulte Homes, Inc.	68,602	1,540
	Hasbro, Inc.	47,283	1,485
	Lennar Corp. Class A	40,125	1,467
	Autoliv, Inc.	25,468	1,448
	ServiceMaster Co.	91,719	1,418
	The Stanley Works	23,356	1,418
	Virgin Media Inc.	56,788	1,384
	Washington Post Co. Class B	1,731	1,343
	Leggett & Platt, Inc.	55,663	1,227
	Liz Claiborne, Inc.	32,293	1,205
	Brinker International, Inc.	38,329	1,122
	Wendy’s International, Inc.	29,957	1,101
*	AutoNation, Inc.	48,603	1,091
	^New York Times Co. Class A	42,558	1,081
	Foot Locker, Inc.	49,041	1,069
*	Toll Brothers, Inc.	41,460	1,036
	Jones Apparel Group, Inc.	33,997	960
	KB Home	23,937	942

Mid-Cap Value Index Fund

		Market
		Value•
	Shares	($000)
Brunswick Corp.	28,432	928
Circuit City Stores, Inc.	55,469	836
Family Dollar Stores, Inc.	22,715	780
Dollar General Corp.	34,324	752
Tribune Co.	25,133	739
E.W. Scripps Co. Class A	13,953	638
Centex Corp.	13,101	525
RadioShack Corp.	14,270	473
The McClatchy Co. Class A	17,471	442
Boyd Gaming Corp.	6,189	304
		66,555
Consumer Staples (5.9%)
Bunge Ltd.	37,535	3,172
SuperValu Inc.	65,115	3,016
UST, Inc.	50,335	2,703
Coca-Cola Enterprises, Inc.	83,155	1,996
Tyson Foods, Inc.	81,694	1,882
Molson Coors Brewing Co.
Class B	20,110	1,859
* Constellation Brands, Inc.
Class A	66,342	1,611
The Clorox Co.	23,699	1,472
The Pepsi Bottling Group, Inc.	42,675	1,437
McCormick & Co., Inc.	36,610	1,398
* Smithfield Foods, Inc.	35,633	1,097
Hormel Foods Corp.	23,735	887
PepsiAmericas, Inc.	20,221	497
Dean Foods Co.	14,595	465
Brown-Forman Corp. Class B	5,784	423
		23,915
Energy (5.2%)
El Paso Corp.	222,248	3,829
Noble Energy, Inc.	53,387	3,331
Tesoro Corp.	42,986	2,457
Murphy Oil Corp.	36,194	2,151
Pioneer Natural Resources Co.	38,697	1,885
* Newfield Exploration Co.	40,362	1,838
* Nabors Industries, Inc.	47,185	1,575
Patterson-UTI Energy, Inc.	49,324	1,293
Cimarex Energy Co.	25,963	1,023
Pogo Producing Co.	18,298	929
Rowan Cos., Inc.	12,171	499
		20,810
Financials (34.2%)
Ameriprise Financial, Inc.	67,465	4,289
Archstone-Smith Trust REIT	68,806	4,067
Host Hotels & Resorts Inc.
REIT	170,073	3,932
CIT Group Inc.	62,139	3,407

Mid-Cap Value Index Fund

		Market
		Value•
	Shares	($000)
Avalonbay Communities, Inc.
REIT	24,621	2,927
Ambac Financial Group, Inc.	33,313	2,905
Unum Group	107,339	2,803
Compass Bancshares Inc.	40,512	2,795
Kimco Realty Corp. REIT	70,460	2,682
MBIA, Inc.	42,476	2,643
Zions Bancorp	33,442	2,572
Sovereign Bancorp, Inc.	118,554	2,506
Synovus Financial Corp.	81,612	2,505
Boston Properties, Inc. REIT	23,796	2,430
Plum Creek Timber Co. Inc.
REIT	55,560	2,315
American Capital
Strategies, Ltd.	54,002	2,296
SL Green Realty Corp. REIT	18,312	2,269
Everest Re Group, Ltd.	20,368	2,213
Willis Group Holdings Ltd.	49,258	2,170
Cincinnati Financial Corp.	48,861	2,121
Commerce Bancorp, Inc.	56,134	2,076
Safeco Corp.	33,082	2,060
Torchmark Corp.	30,741	2,060
Hudson City Bancorp, Inc.	166,957	2,040
A.G. Edwards, Inc.	23,560	1,992
Assurant, Inc.	32,868	1,937
The Macerich Co. REIT	22,533	1,857
Health Care Properties
Investors REIT	62,899	1,820
Developers Diversified
Realty Corp. REIT	34,125	1,799
Leucadia National Corp.	50,841	1,792
iStar Financial Inc. REIT	39,659	1,758
Axis Capital Holdings Ltd.	42,299	1,719
W.R. Berkley Corp.	51,346	1,671
People’s United Financial Inc.	94,114	1,669
Janus Capital Group Inc.	59,780	1,664
AMB Property Corp. REIT	30,993	1,649
White Mountains Insurance
Group Inc.	2,704	1,639
Huntington Bancshares Inc.	70,493	1,603
Fidelity National Financial, Inc.
Class A	65,106	1,543
First Horizon National Corp.	39,129	1,526
Apartment Investment &
Management Co.
Class A REIT	30,237	1,525
Regency Centers Corp. REIT	21,594	1,522
Duke Realty Corp. REIT	42,375	1,512
New York Community

Mid-Cap Value Index Fund

			Market
			Value•
		Shares	($000)
	Bancorp, Inc.	87,812	1,495
	MGIC Investment Corp.	26,013	1,479
	^Allied Capital Corp.	47,691	1,477
	Ventas, Inc. REIT	40,659	1,474
	Old Republic
	International Corp.	68,782	1,462
*	Markel Corp.	2,976	1,442
	PartnerRe Ltd.	17,886	1,386
	Radian Group, Inc.	24,915	1,345
	Federal Realty Investment
	Trust REIT	17,326	1,339
	Popular, Inc.	82,980	1,333
	RenaissanceRe Holdings Ltd.	21,476	1,331
	First American Corp.	25,700	1,272
	Associated Banc-Corp.	38,197	1,249
	Liberty Property Trust REIT	28,335	1,245
	The PMI Group Inc.	27,223	1,216
	Hospitality Properties Trust
	REIT	29,170	1,210
	Colonial BancGroup, Inc.	47,488	1,186
	Camden Property Trust REIT	17,706	1,186
	HCC Insurance Holdings, Inc.	34,846	1,164
	UDR, Inc. REIT	42,208	1,110
	Nationwide Financial
	Services, Inc.	17,039	1,077
*	E*TRADE Financial Corp.	47,081	1,040
	TCF Financial Corp.	36,789	1,023
*	Arch Capital Group Ltd.	13,965	1,013
	Protective Life Corp.	20,829	996
	Weingarten Realty Investors
	REIT	24,141	992
*	AmeriCredit Corp.	36,797	977
	City National Corp.	12,650	963
	CapitalSource Inc. REIT	36,397	895
	Erie Indemnity Co. Class A	16,300	881
	Commerce Bancshares, Inc.	18,642	844
	American Financial
	Group, Inc.	22,431	766
	Unitrin, Inc.	14,721	724
	Astoria Financial Corp.	27,737	695
	Transatlantic Holdings, Inc.	8,270	588
	Federated Investors, Inc.	14,811	568
	Mercury General Corp.	8,603	474
	Forest City Enterprise
	Class A	6,710	413
	BOK Financial Corp.	7,362	393
	Student Loan Corp.	1,265	258
			138,261
Health Care (4.9%)

Mid-Cap Value Index Fund

			Market
			Value•
		Shares	($000)
*	Barr Pharmaceuticals Inc.	31,714	1,593
*	King Pharmaceuticals, Inc.	76,600	1,567
*	Triad Hospitals, Inc.	27,688	1,489
	AmerisourceBergen Corp.	29,686	1,469
	Mylan Laboratories, Inc.	76,802	1,397
	Omnicare, Inc.	38,103	1,374
*	Community Health
	Systems, Inc.	29,478	1,192
	Hillenbrand Industries, Inc.	18,318	1,191
	Bausch & Lomb, Inc.	17,042	1,183
*	Invitrogen Corp.	15,075	1,112
*	Charles River
	Laboratories, Inc.	21,003	1,084
*	Watson Pharmaceuticals, Inc.	30,505	992
	Quest Diagnostics, Inc.	18,185	939
	Applera Corp.–Applied
	Biosystems Group	28,963	885
	Health Management
	Associates Class A	76,172	865
	Beckman Coulter, Inc.	12,562	813
*	Hospira, Inc.	17,090	667
			19,812
Industrials (9.2%)
	Parker Hannifin Corp.	36,303	3,554
	Rockwell Automation, Inc.	49,319	3,425
	Dover Corp.	63,976	3,272
	Cooper Industries, Inc.
	Class A	57,184	3,265
	R.R. Donnelley & Sons Co.	67,939	2,956
	Manpower Inc.	26,599	2,453
	Goodrich Corp.	37,323	2,223
	W.W. Grainger, Inc.	22,392	2,084
	Avery Dennison Corp.	30,923	2,056
	Cintas Corp.	45,041	1,776
	SPX Corp.	17,983	1,579
	Oshkosh Truck Corp.	23,198	1,460
*	UAL Corp.	34,889	1,416
*	Allied Waste Industries, Inc.	104,916	1,412
	Pentair, Inc.	29,738	1,147
	Republic Services, Inc.
	Class A	30,345	930
	Pall Corp.	19,180	882
*	US Airways Group Inc.	25,884	784
*	Owens Corning Inc.	16,009	538
			37,212
Information Technology (6.9%)
	Seagate Technology	172,581	3,757
*	Computer Sciences Corp.	53,810	3,183
	Microchip Technology, Inc.	68,085	2,522

Mid-Cap Value Index Fund

			Market
			Value•
		Shares	($000)
	Fidelity National Information
	Services, Inc.	38,638	2,097
*	Flextronics International Ltd.	191,315	2,066
*	LSI Corp.	243,418	1,828
*	Arrow Electronics, Inc.	38,513	1,480
*	Tellabs, Inc.	130,900	1,408
	Intersil Corp.	43,266	1,361
*	Western Digital Corp.	69,947	1,353
*	Cadence Design Systems, Inc.	57,309	1,259
*	Solectron Corp.	284,194	1,046
*	Ingram Micro, Inc. Class A	47,866	1,039
*	Compuware Corp.	66,288	786
	Molex, Inc. Class A	25,192	669
	Jabil Circuit, Inc.	29,958	661
*	Avnet, Inc.	16,332	647
*	Lexmark International, Inc.	10,769	531
	AVX Corp.	16,255	272
			27,965
Materials (6.4%)
	United States Steel Corp.	37,333	4,060
	Lyondell Chemical Co.	70,600	2,621
	Vulcan Materials Co.	19,353	2,217
	Temple-Inland Inc.	32,949	2,027
	MeadWestvaco Corp.	56,708	2,003
*	Domtar Corp.	163,613	1,826
	Celanese Corp. Series A	44,405	1,722
	Eastman Chemical Co.	26,197	1,685
	International Flavors &
	Fragrances, Inc.	25,319	1,320
	Sonoco Products Co.	29,694	1,271
	Sigma-Aldrich Corp.	26,901	1,148
	Ashland, Inc.	17,690	1,131
	Bemis Co., Inc.	32,852	1,090
*	Smurfit-Stone Container Corp.	79,815	1,062
	Steel Dynamics, Inc.	9,942	417
	Huntsman Corp.	15,683	381
			25,981
Telecommunication Services (2.6%)
	Embarq Corp.	46,843	2,968
	Windstream Corp.	150,220	2,217
	CenturyTel, Inc.	34,171	1,676
	Citizens Communications Co.	106,150	1,621
	Telephone &
	Data Systems, Inc.	16,118	1,009
	Telephone &
	Data Systems, Inc.–
	Special Common Shares	16,297	938
			10,429

Mid-Cap Value Index Fund

Market
Value•
Shares	($000)
Utilities (7.9%)
DTE Energy Co.	55,737	2,688
Xcel Energy, Inc.	128,472	2,630
KeySpan Corp.	55,022	2,310
NiSource, Inc.	86,222	1,786
Pepco Holdings, Inc.	60,040	1,693
ONEOK, Inc.	32,855	1,656
CenterPoint Energy Inc.	93,640	1,629
Wisconsin Energy Corp.	36,657	1,621
MDU Resources Group, Inc.	51,089	1,433
Alliant Energy Corp.	36,390	1,414
Northeast Utilities	48,396	1,373
SCANA Corp.	34,680	1,328
*	Reliant Energy, Inc.	48,600	1,310
Energy East Corp.	49,495	1,291
Pinnacle West Capital Corp.	31,324	1,248
Integrys Energy Group, Inc.	23,429	1,189
TECO Energy, Inc.	65,556	1,126
NSTAR	33,470	1,086
DPL Inc.	35,442	1,004
*	Dynegy, Inc.	100,539	949
Equitable Resources, Inc.	18,104	897
31,661
Total Common Stocks
(Cost $393,004)	402,601
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
[2]	Vanguard Market Liquidity
Fund, 5.281%—Note F 1,913,000	1,913

Face
Amount
($000)
U.S. Agency Obligation (0.0%)
3	Federal National
Mortgage Assn.
4	5.211%, 7/3/07	100	100
Total Temporary Cash Investments
(Cost $2,013)	2,013
Total Investments (100.2%)
(Cost $395,017)	404,614
Other Assets and Liabilities (–0.2%)
Other Assets—Note B	2,033
Liabilities—Note F	(2,796)
(763)
Net Assets (100%)	403,851

At June 30, 2007, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	392,452
Undistributed Net Investment Income	3,163
Accumulated Net Realized Losses	(1,354)
Unrealized Appreciation (Depreciation)
Investment Securities	9,597
Futures Contracts	(7)
Net Assets	403,851

Investor Shares—Net Assets
Applicable to 8,337,930 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	200,666
Net Asset Value Per Share—
Investor Shares	$24.07

ETF Shares—Net Assets
Applicable to 3,326,347 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	203,185
Net Asset Value Per Share—
ETF Shares	$61.08

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. See Note F in Notes to Financial Statements.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.3%, respectively, of net assets. See Note D in Notes to Financial Statements.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4  Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

5  See Note D in Notes to Financial Statements for the tax-basis components of net assets. REIT—Real Estate Investment Trust.

Mid-Cap Value Index Fund

Statement of Operations

Six Months Ended
June 30, 2007
($000)
Investment Income
Income
Dividends	3,361
Interest[1]	50
Security Lending	25
Total Income	3,436
Expenses
The Vanguard Group—Note B
Investment Advisory Services	22
Management and Administrative
Investor Shares	94
ETF Shares	26
Marketing and Distribution
Investor Shares	12
ETF Shares	11
Custodian Fees	79
Shareholders’ Reports
Investor Shares	4
ETF Shares	1
Total Expenses	249
Expenses Paid Indirectly—Note C	(1)
Net Expenses	248
Net Investment Income	3,188
Realized Net Gain (Loss)
Investment Securities	5,879
Futures Contracts	(102)
Realized Net Gain (Loss)	5,777
Change in Unrealized Appreciation (Depreciation)
Investment Securities Sold	5,191
Futures Contracts	(7)
Change in Unrealized Appreciation (Depreciation)	5,184
Net Increase (Decrease) in Net Assets Resulting from Operations	14,149

1  Interest income from an affiliated company of the fund was $49,000.

Mid-Cap Value Index Fund

Statement of Changes in Net Assets

		August 17,
	Six Months Ended	2006[1] to
	June 30,	December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,188	622
Realized Net Gain (Loss)	5,777	1,844
Change in Unrealized Appreciation (Depreciation)	5,184	4,406
Net Increase (Decrease) in Net Assets Resulting from Operations	14,149	6,872
Distributions
Net Investment Income
Investor Shares	(21)	(347)
ETF Shares	(20)	(259)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Total Distributions	(41)	(606)
Capital Share Transactions—Note G
Investor Shares	127,614	63,244
ETF Shares	150,662	41,957
Net Increase (Decrease) from Capital Share Transactions	278,276	105,201
Total Increase (Decrease)	292,384	111,467
Net Assets
Beginning of Period	111,467	—
End of Period[2]	403,851	111,467

1  Inception.

2  Net Assets—End of Period includes undistributed (overdistributed) net investment income of $3,163,000 and $16,000.

Mid-Cap Value Index Fund

Financial Highlights

Investor Shares
	Six Months	Aug. 24,
	Ended	2006[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$22.34	$20.00
Investment Operations
Net Investment Income	.184	.14
Net Realized and Unrealized Gain (Loss) on Investments	1.550	2.34
Total from Investment Operations	1.734	2.48
Distributions
Dividends from Net Investment Income	(.004)	(.14)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.004)	(.14)
Net Asset Value, End of Period	$24.07	$22.34

Total Return[2]	7.76%	12.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$201	$65
Ratio of Total Expenses to Average Net Assets	0.25%*	0.26%*
Ratio of Net Investment Income to Average Net Assets	2.40%*	2.50%*
Portfolio Turnover Rate[3]	45%*	16%

1  Inception.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

Mid-Cap Value Index Fund

ETF Shares
	Six Months	Aug. 17,
	Ended	2006[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$56.67	$51.00
Investment Operations
Net Investment Income	.49	.373
Net Realized and Unrealized Gain (Loss) on Investments	3.93	5.661
Total from Investment Operations	4.42	6.034
Distributions
Dividends from Net Investment Income	(.01)	(.364)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.01)	(.364)
Net Asset Value, End of Period	$61.08	$56.67

Total Return	7.80%	11.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$203	$46
Ratio of Total Expenses to Average Net Assets	0.13%*	0.13%*
Ratio of Net Investment Income to Average Net Assets	2.52%*	2.63%*
Portfolio Turnover Rate[2]	45%*	16%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Mid-Cap Value Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2007, the fund had contributed capital of $34,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.03% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2007, custodian fee offset arrangements reduced the fund’s expenses by $1,000.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial-reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2007, the fund realized $7,079,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2006, the fund had available realized losses of $52,000 to offset future net capital gains of $11,000 through December 31, 2014, and $41,000 through December 31, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2007, the cost of investment securities for tax purposes was $395,017,000. Net unrealized appreciation of investment securities for tax purposes was $9,597,000, consisting of unrealized gains of $22,436,000 on securities that had risen in value since their purchase and $12,839,000 in unrealized losses on securities that had fallen in value since their purchase.

Mid-Cap Value Index Fund

At June 30, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
E-Mini S&P MidCap 400 Index	10	904	(7)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the six months ended June 30, 2007, the fund purchased $381,070,000 of investment securities and sold $100,868,000 of investment securities other than temporary cash investments.

F. The market value of securities on loan to broker-dealers at June 30, 2007, was $1,856,000, for which the fund received cash collateral of $1,913,000.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Inception[1] to
	June 30, 2007		December 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	151,119	6,405	65,602	3,032
Issued in Lieu of Cash Distributions	23	1	315	14
Redeemed	(23,528)	(992)	(2,673)	(122)
Net Increase (Decrease)—Investor Shares	127,614	5,414	63,244	2,924
ETF Shares
Issued	194,344	3,212	64,453	1,214
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(43,682)	(700)	(22,496)	(400)
Net Increase (Decrease)—ETF Shares	150,662	2,512	41,957	814

H. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on its federal income tax return for open tax year ended December 31, 2006, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

1  Inception was August 24, 2006, for Investor Shares and August 17, 2006, for ETF Shares.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples, for the funds and share classes of funds that have at least six months of operating history, are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on page 73 illustrate your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table on the next page are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2007[1]
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
U.S. Stock Index Fund	12/31/2006	6/30/2007	Period[2]
Based on Actual Fund Return
Extended Market
Investor Shares	$1,000.00	$1,096.10	$1.25
Admiral Shares	1,000.00	1,096.88	0.47
Signal Shares	1,000.00	1,096.76	0.47
Institutional Shares	1,000.00	1,097.12	0.31
ETF Shares	1,000.00	1,097.03	0.42
Mid-Cap Index
Investor Shares	$1,000.00	$1,108.46	$1.10
Admiral Shares	1,000.00	1,109.39	0.58
Institutional Shares	1,000.00	1,109.70	0.37
ETF Shares	1,000.00	1,109.38	0.68
Mid-Cap Growth Index
Investor Shares	$1,000.00	$1,141.15	$1.33
ETF Shares	1,000.00	1,142.02	0.69
Mid-Cap Value Index
Investor Shares	$1,000.00	$1,077.62	$1.29
ETF Shares	1,000.00	1,078.00	0.67
Based on Hypothetical 5% Yearly Return
Extended Market
Investor Shares	$1,000.00	$1,023.60	$1.20
Admiral Shares	1,000.00	1,024.35	0.45
Signal Shares	1,000.00	1,024.35	0.45
Institutional Shares	1,000.00	1,024.50	0.30
ETF Shares	1,000.00	1,024.40	0.40
Mid-Cap Index
Investor Shares	$1,000.00	$1,023.75	$1.05
Admiral Shares	1,000.00	1,024.25	0.55
Institutional Shares	1,000.00	1,024.45	0.35
ETF Shares	1,000.00	1,024.15	0.65
Mid-Cap Growth Index
Investor Shares	$1,000.00	$1,023.55	$1.25
ETF Shares	1,000.00	1,024.15	0.65
Mid-Cap Value Index
Investor Shares	$1,000.00	$1,023.55	$1.25
ETF Shares	1,000.00	1,024.15	0.65

1  This table does not include data for the share class of funds with fewer than six months of history.

2  The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: 0.24% for the Extended Market Index Fund Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.06% for Institutional Shares, and 0.08% for ETF Shares; 0.21% for the Mid-Cap Index Fund Investor Shares, 0.11% for Admiral Shares, 0.07% for Institutional Shares, and 0.13% for ETF Shares; 0.25% for the Mid-Cap Growth Index Fund Investor Shares, and 0.13% for ETF Shares; 0.25% for the Mid-Cap Value Index Fund Investor Shares, and 0.13% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Extended Market Index Fund, Mid-Cap Index Fund, Mid-Cap Growth Index Fund, and Mid-Cap Value Index Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both short- and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Mr. Sauter has led the Quantitative Equity Group since 1987. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of their target benchmarks and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost

The board concluded that the funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. The board noted that the funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group.
Chief Executive Officer
147 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
147 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 2001[2]	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
147 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005;
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
147 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
147 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean, Director of Faculty
147 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) since 2003; Chair of the Investment Committee of
HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
147 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
147 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
147 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997–2006).

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
147 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1  Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Signal, Connect with Vanguard,
Vanguard.com, and the ship logo are trademarks of
Direct Investor Account Services > 800-662-2739
The Vanguard Group, Inc.
Institutional Investor Services > 800-523-1036
All other marks are the exclusive property of their
Text Telephone for People	respective owners.
With Hearing Impairment > 800-952-3335
All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
This material may be used in conjunction	guidelines by visiting our website, www.vanguard.com,
with the offering of shares of any Vanguard	and searching for “proxy voting guidelines,” or by calling
fund only if preceded or accompanied by	Vanguard at 800-662-2739. They are also available from
the fund’s current prospectus.	the SEC’s website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

The funds or securities referred to herein are not
sponsored, endorsed, or promoted by MSCI, and
MSCI bears no liability with respect to any such funds
or securities. For any such funds or securities, the
prospectus or the Statement of Additional Information
contains a more detailed description of the limited	You can review and copy information about your fund
relationship MSCI has with The Vanguard Group and	at the SEC’s Public Reference Room in Washington, D.C.
any related funds.	To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q982 082007

Vanguard® U.S. Stock Index Funds
Large-Capitalization Portfolios

> Semiannual Report

June 30, 2007

Vanguard Growth Index Fund

Vanguard Value Index Fund

Vanguard Large-Cap Index Fund

Vanguard Total Stock Market Index Fund

>	For the first half of 2007, the four Vanguard large-capitalization index funds closely tracked the returns of their target indexes.

>	Despite a brief but sharp pullback in February, stock prices rose smartly during the half-year.

>	Energy and industrial stocks were strong contributors in all four funds, while financial and consumer-oriented issues fared less well.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	4
Growth Index Fund	11
Value Index Fund	29
Large-Cap Index Fund	47
Total Stock Market Index Fund	59
About Your Fund’s Expenses	72
Trustees Approve Advisory Arrangement	75
Glossary	76

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2007
	Ticker	Total
	Symbol	Returns
Vanguard Growth Index Fund
Investor Shares	VIGRX	7.9%
Admiral™ Shares[1]	VIGAX	8.0
Signal™ Shares[2]	VIGSX	–1.8[3]
Institutional Shares[4]	VIGIX	8.0
ETF Shares[5]	VUG
Market Price		7.9
Net Asset Value		8.0
MSCI® US Prime Market Growth Index		8.0
Average Large-Cap Growth Fund6		7.6

Vanguard Value Index Fund
Investor Shares	VIVAX	6.7%
Admiral Shares	VVIAX	6.7
Signal Shares	VVISX	–2.73
Institutional Shares	VIVIX	6.7
ETF Shares	VTV
Market Price		6.6
Net Asset Value		6.7
MSCI US Prime Market Value Index		6.8
Average Large-Cap Value Fund6		7.2

1  A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2  Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3  Return is since the share-class inception on June 4, 2007.

4  This class of shares carries low expenses and is available for a minimum initial investment of $5 million.

5  Vanguard ETF™ Shares are traded on the American Stock Exchange and are available only through brokers. The table shows ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2.

6  Derived from data provided by Lipper Inc.

1

Your Fund’s Total Returns

Six Months Ended June 30, 2007
	Ticker	Total
	Symbol	Returns
Vanguard Large-Cap Index Fund
Investor Shares	VLACX	7.3%
Admiral Shares	VLCAX	7.3
Institutional Shares	VLISX	7.3
ETF Shares	VV
Market Price		7.3
Net Asset Value		7.3
MSCI US Prime Market 750 Index		7.4
Average Large-Cap Core Fund[1]		6.9

Vanguard Total Stock Market Index Fund
Investor Shares	VTSMX	7.5%
Admiral Shares	VTSAX	7.5
Signal Shares	VTSSX	7.5
Institutional Shares	VITSX	7.5
ETF Shares	VTI
Market Price		7.4
Net Asset Value		7.5
MSCI US Broad Market Index		7.6
Average Multi-Cap Core Fund[1]		7.8

1  Derived from data provided by Lipper Inc.

2

Your Fund’s Performance at a Glance

December 31, 2006–June 30, 2007
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Growth Index Fund
Investor Shares	$29.77	$32.00	$0.130	$0.000
Admiral Shares	29.77	32.00	0.148	0.000
Signal Shares	30.26[1]	29.63	0.075	0.000
Institutional Shares	29.77	32.00	0.153	0.000
ETF Shares	57.85	62.17	0.287	0.000
Value Index Fund
Investor Shares	$26.58	$28.04	$0.300	$0.000
Admiral Shares	26.58	28.04	0.314	0.000
Signal Shares	30.14[1]	29.18	0.156	0.000
Institutional Shares	26.58	28.04	0.318	0.000
ETF Shares	68.14	71.89	0.805	0.000
Large-Cap Index Fund
Investor Shares	$25.42	$27.07	$0.190	$0.000
Admiral Shares	31.78	33.84	0.253	0.000
Institutional Shares	130.78	139.29	1.054	0.000
ETF Shares	62.92	67.01	0.510	0.000
Total Stock Market Index Fund
Investor Shares	$34.09	$36.36	$0.270	$0.000
Admiral Shares	34.09	36.36	0.284	0.000
Signal Shares	32.91	35.10	0.276	0.000
Institutional Shares	34.10	36.37	0.290	0.000
ETF Shares	140.08	149.40	1.182	0.000

1  Share price at inception on June 4, 2007.

3

Chairman’s Letter

Dear Shareholder,

Despite some choppiness, the broad U.S. stock market posted solid returns for the first half of 2007, spurred by a strong March, April, and May. The four Vanguard large-cap index funds reflected these market dynamics and produced returns ranging from 6.7% for the Value Index Fund to 7.9% for the Growth Index Fund Investor Shares. As expected, the Large-Cap Index and Total Stock Market Index Funds (which contain both value and growth stocks), produced returns that fell between these bookends.

The Large-Cap Index and Growth Index Funds outperformed the average returns of their peers, while the Value Index and Total Stock Market Index Funds trailed their competitors. Each fund met its primary objective of closely tracking its target benchmark.

Stock market’s ascent was driven by global liquidity

The broad U.S. stock market notched impressive gains in the year’s first half, when an abundance of cash drove record numbers of mergers and acquisitions around the globe. The gains came amid increased volatility. In February, markets worldwide fell sharply following a sell-off in China, only to recover quickly and continue upward. The six-month period closed with two dips in June, owing to fears of accelerating inflation and slowing economic growth.

4

The best performers in the U.S. market were the so-called mega-caps—broadly diversified companies that are well-positioned to thrive during periods of economic transition. International stocks, particularly those in emerging markets, outperformed U.S. equities. The dollar slid against the euro and the British pound, further enhancing gains for Americans investing abroad.

Bond investors were hobbled by a shift in sentiment

The relationship between yield and maturity returned to normal during the past six months, as yields of intermediate-and longer-term bonds moved higher than short-term yields. The accompanying drop in prices was steepest for long-term and intermediate-term bonds.

Earlier in the year, bond yields seemed to reflect an assumption that the Federal Reserve Board might cut interest rates in response to weaker economic growth. As the year progressed, inflationary pressures and economic growth looked more substantial, producing a change in market sentiment, which resulted in higher yields and lower prices.

The broad taxable bond market returned 1.0% for the period, while municipal bonds posted a return of 0.1%. The Citigroup 3-Month Treasury Bill Index—a proxy for money market yields—returned 2.5% for the half-year.

Market Barometer
		Total Returns
	Periods Ended June 30, 2007
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	7.2%	20.4%	11.3%
Russell 2000 Index (Small-caps)	6.4	16.4	13.9
Dow Jones Wilshire 5000 Index (Entire market)	7.6	20.4	12.0
MSCI All Country World Index ex USA (International)	12.6	30.1	19.9

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	1.0%	6.1%	4.5%
Lehman Municipal Bond Index	0.1	4.7	4.6
Citigroup 3-Month Treasury Bill Index	2.5	5.1	2.7

CPI
Consumer Price Index	3.2%	2.7%	3.0%

1  Annualized.

5

Growth stocks took the lead during the year’s first half

In our past several annual and semiannual letters, we’ve reported that large-cap value stocks performed better than their growth-oriented counterparts. During the first six months of 2007, growth stocks stepped to the fore. The Growth Index Fund, with its 7.9% return for Investor Shares, posted the strongest performance of the four large-cap index funds. Impressive returns in the energy and industrials sectors contributed to the Growth Index Fund’s solid return. The sizable information technology sector was also a top contributor. Consumer staples and consumer discretionary stocks, meanwhile, were restrained by high fuel prices and continued weakness in the housing market.

The Value Index Fund Investor Shares returned 6.7%, and, like the Growth Index Fund, benefited from strength in energy and industrials stocks. The relatively tiny materials sector produced outsized returns as metal and mining stocks soared over 40%. The fund’s performance was dampened by its heavy exposure to financial stocks (representing more than one-third of the fund’s assets, on average, during the period). Rising interest rates, trouble with subprime mortgage loans, and poor returns among real estate investment trusts (REITs) contributed to a negative return for the sector.

The 7.3% return of the Large-Cap Index Fund, which is essentially a combination of the Growth and Value Index Funds, marked the approximate midpoint between the results of the two style-oriented funds and reflected the blended dynamics of their underlying sectors. Energy, technology, and industrial stocks were top contributors; financial and consumer issues were laggards.

The story was much the same for the Total Stock Market Index Fund, which returned 7.5%. Although the fund is heavily weighted with large-cap holdings, its total-market mandate ensures exposure to virtually every portion of the market. During the period, small-cap stocks trailed the broad market, but mid-sized companies offset much of this relative weakness.

Familiar patterns among stocks, but unpredictable timing

As mentioned earlier, large growth stocks edged out large value stocks during the past six months, reversing a longer-term trend. Like the pendulum on a grandfather clock, stock market leadership “swings” back and forth, from growth to value and

6

all the gradations in between. Unlike a clock, however, the timing of these movements is unpredictable. That is why it is smart to have a portfolio that is diversified among growth and value stocks as well as among different segments of the market, including small- and mid-cap stocks as well as large-cap.

Each of the four Vanguard large-cap index funds offers varying degrees of exposure to the U.S. market. The Total Stock Market Index Fund provides the broadest exposure to the overall market, covering all segments and styles. The other three funds focus on the market’s larger companies, with the Value Index and Growth Index Funds providing even more targeted exposure to specific investment styles. Each fund can serve as a foundation for building a balanced and diversified portfolio. It’s important to know the role each fund plays in your investment strategy.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

July 12, 2007

7

Annualized Expense Ratios[1]
Your fund compared with its peer group
Expense
Ratio
Growth Index Fund
Investor Shares	0.22%
Admiral Shares	0.10
Signal Shares	0.10
Institutional Shares	0.07
ETF Shares	0.11
Average Large-Cap Growth Fund	1.43
Value Index Fund
Investor Shares	0.20%
Admiral Shares	0.10
Signal Shares	0.10
Institutional Shares	0.07
ETF Shares	0.11
Average Large-Cap Value Fund	1.35
Large-Cap Index Fund
Investor Shares	0.20%
Admiral Shares	0.10
Institutional Shares	0.08
ETF Shares	0.07
Average Large-Cap Core Fund	1.35
Total Stock Market Index Fund
Investor Shares	0.16%
Admiral Shares	0.08
Signal Shares	0.08
Institutional Shares	0.05
ETF Shares	0.07
Average Multi-Cap Core Fund	1.30

1  Fund expense ratios reflect the six months ended June 30, 2007. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2006.

8

Vanguard Growth ETF
Premium/Discount: January 26, 2004[1]–June 30, 2007
	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	508	58.72%	347	40.11%
25–49.9	3	0.35	1	0.12
50–74.9	3	0.35	0	0.00
75–100.0	1	0.12	0	0.00
>100.0	2	0.23	0	0.00
Total	517	59.77%	348	40.23%

Vanguard Value ETF
Premium/Discount: January 26, 2004[1]–June 30, 2007
	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	507	58.61%	353	40.81%
25–49.9	3	0.35	0	0.00
50–74.9	0	0.00	0	0.00
75–100.0	0	0.00	0	0.00
>100.0	2	0.23	0	0.00
Total	512	59.19%	353	40.81%

Vanguard Large-Cap ETF
Premium/Discount: January 27, 2004[1]–June 30, 2007
	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	489	56.59%	371	42.94%
25–49.9	2	0.23	0	0.00
50–74.9	1	0.12	0	0.00
75–100.0	0	0.00	0	0.00
>100.0	1	0.12	0	0.00
Total	493	57.06%	371	42.94%

1  Inception.

2  One basis point equals 1/100 of a percentage point.

9

Vanguard Total Stock Market ETF
Premium/Discount: June 30, 2002–June 30, 2007
	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[1]	of Days	of Total Days	of Days	of Total Days
0–24.9	747	59.28%	508	40.32%
25–49.9	2	0.16	1	0.08
50–74.9	0	0.00	2	0.16
75–100.0	0	0.00	0	0.00
>100.0	0	0.00	0	0.00
Total	749	59.44%	511	40.56%

1  One basis point equals 1/100 of a percentage point.

10

Growth Index Fund

Fund Profile

As of June 30, 2007

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	429	428	4,921
Median Market Cap	$37.2B	$37.2B	$32.6B
Price/Earnings Ratio	22.0x	22.0x	18.2x
Price/Book Ratio	4.1x	4.1x	2.9x
Yield		0.9%	1.7%
Investor Shares	0.7%
Admiral Shares	0.9%
Signal Shares	0.8%
Institutional Shares	0.9%
ETF Shares	0.8%
Return on Equity	19.6%	19.6%	18.2%
Earnings Growth Rate	25.0%	24.9%	20.7%
Foreign Holdings	0.4%	0.4%	0.0%
Turnover Rate	15%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.22%[3]
Admiral Shares	0.10%[3]
Signal Shares	0.10%[3]
Institutional Shares	0.07%[3]
ETF Shares	0.11%[3]
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	16%	16%	12%
Consumer Staples	11	11	8
Energy	6	6	10
Financials	7	8	21
Health Care	15	15	11
Industrials	11	11	12
Information Technology	28	28	15
Materials	3	2	4
Telecommunication Services	1	1	3
Utilities	2	2	4

Volatility Measures[4]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.94
Beta	1.00	1.08

Ten Largest Holdings[5] (% of total net assets)

Microsoft Corp.	systems software	3.6%
The Procter & Gamble Co.	household products	2.7
Johnson & Johnson	pharmaceuticals	2.4
Cisco Systems, Inc.	communications
	equipment	2.3
Intel Corp.	semiconductors	1.9
Wal-Mart Stores, Inc.	hypermarkets
	and super centers	1.7
Google Inc.	internet software
	and services	1.6
PepsiCo, Inc.	soft drinks	1.5
Apple Computer, Inc.	computer hardware	1.4
International Business Machines Corp.	computer hardware	1.4
Top Ten		20.5%

Investment Focus

1  MSCI US Prime Market Growth Index.

2  Dow Jones Wilshire 5000 Index.

3  Annualized.

4  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 76.

5 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

11

Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1996–June 30, 2007

Average Annual Total Returns: Periods Ended June 30, 2007

	Inception Date	One Year	Five Years	Ten Years
Growth Index Fund
Investor Shares[3]	11/2/1992	18.58%	8.95%	5.64%
Admiral Shares	11/13/2000	18.71	9.06	0.464
Signal Shares	6/4/2007	–1.83[4]	—	—
Institutional Shares	5/14/1998	18.75	9.10	3.404
ETF Shares	1/26/2004
Market Price		18.39	7.264	—
Net Asset Value		18.68	7.284	—

1  Six months ended June 30, 2007.

2  S&P 500/Barra Growth Index through May 16, 2003; MSCI US Prime Market Growth Index thereafter.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since Inception.

Note: See Financial Highlights tables on pages 21–25 for dividend and capital gains information.

12

Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
	Consumer Discretionary (15.9%)
	Home Depot, Inc.	4,178,766	164,434
	The Walt Disney Co.	3,984,528	136,032
	Time Warner, Inc.	5,078,139	106,844
	Target Corp.	1,670,690	106,256
*	Comcast Corp.
	Special Class A	3,526,004	98,587
	Lowe’s Cos., Inc.	2,962,124	90,908
	News Corp., Class A	3,801,118	80,622
*	Comcast Corp. Class A	2,626,676	73,862
*	Viacom Inc. Class B	1,243,094	51,750
	The McGraw-Hill Cos., Inc.	725,289	49,378
	Johnson Controls, Inc.	402,386	46,584
	McDonald’s Corp.	862,522	43,782
*	Amazon.com, Inc.	636,838	43,566
*	Kohl’s Corp.	602,703	42,810
	Macy’s Inc.	1,075,318	42,776
	NIKE, Inc. Class B	693,274	40,411
*	Starbucks Corp.	1,537,673	40,349
	Best Buy Co., Inc.	838,791	39,146
	Omnicom Group Inc.	684,344	36,215
*	Coach, Inc.	757,951	35,919
	Yum! Brands, Inc.	1,085,540	35,519
	Staples, Inc.	1,479,669	35,113
*	DIRECTV Group, Inc.	1,377,981	31,845
	J.C. Penney Co., Inc.
	(Holding Co.)	437,674	31,679
	Harley-Davidson, Inc.	528,449	31,501
	Marriott International, Inc.
	Class A	714,917	30,913
	Starwood Hotels & Resorts
	Worldwide, Inc.	439,967	29,509
*	Sears Holdings Corp.	173,410	29,393
*	Liberty Media Corp.–
	Interactive Series A	1,274,402	28,457
	International Game
	Technology	692,626	27,497
	TJX Cos., Inc.	931,865	25,626
	Hilton Hotels Corp.	752,027	25,170

13

			Market
			Value•
		Shares	($000)
	News Corp., Class B	1,010,035	23,170
	Ford Motor Co.	2,419,670	22,793
*	MGM Mirage, Inc.	261,641	21,580
	Nordstrom, Inc.	421,484	21,546
*	Bed Bath & Beyond, Inc.	580,255	20,883
*	Liberty Global, Inc. Series C	514,280	20,211
*	Liberty Media Corp.–
	Capital Series A	163,701	19,264
*	EchoStar Communications Corp.
	Class A	422,967	18,344
	^Garmin Ltd.	243,124	17,984
*	Apollo Group, Inc. Class A	300,615	17,565
*	Office Depot, Inc.	566,156	17,155
*	Cablevision Systems NY
	Group Class A	467,647	16,924
*	Las Vegas Sands Corp.	217,608	16,623
	Harman International
	Industries, Inc.	127,502	14,892
	Tiffany & Co.	277,144	14,705
*	AutoZone Inc.	101,205	13,827
*	The Goodyear Tire &
	Rubber Co.	379,895	13,205
	Abercrombie & Fitch Co.	180,829	13,197
*	Discovery Holding Co.
	Class A	549,049	12,623
	Polo Ralph Lauren Corp.	124,116	12,177
	Tim Hortons, Inc.	390,669	12,013
	Black & Decker Corp.	134,119	11,844
	Harrah’s Entertainment, Inc.	133,390	11,373
*	CarMax, Inc.	439,997	11,220
*	GameStop Corp. Class A	282,019	11,027
*	R.H. Donnelley Corp.	144,050	10,916
	American Eagle
	Outfitters, Inc.	410,468	10,533
	Lamar Advertising Co.
	Class A	166,854	10,472
*	Liberty Global, Inc. Class A	251,056	10,303
*	Interpublic Group
	of Cos., Inc.	903,411	10,299
	Wynn Resorts Ltd.	114,367	10,258

14

Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Dollar Tree Stores, Inc.	210,155	9,152
	Dollar General Corp.	415,360	9,105
	PetSmart, Inc.	277,926	9,019
*	Penn National Gaming, Inc.	147,838	8,884
	Ross Stores, Inc.	286,157	8,814
*	Chico’s FAS, Inc.	359,576	8,752
	Advance Auto Parts, Inc.	215,713	8,743
	Station Casinos, Inc.	99,555	8,641
*	^Sirius Satellite Radio, Inc.	2,836,593	8,567
*	O’Reilly Automotive, Inc.	221,114	8,082
	Limited Brands, Inc.	256,537	7,042
*	Career Education Corp.	193,766	6,543
*	XM Satellite Radio
	Holdings, Inc.	549,925	6,473
	Centex Corp.	158,699	6,364
*	NVR, Inc.	9,285	6,311
	Williams-Sonoma, Inc.	194,851	6,153
	RadioShack Corp.	171,899	5,697
*	Urban Outfitters, Inc.	235,647	5,663
	Gentex Corp.	277,540	5,465
*	Getty Images, Inc.	110,007	5,259
	Family Dollar Stores, Inc.	147,366	5,058
	Virgin Media Inc.	198,722	4,843
	E.W. Scripps Co. Class A	90,686	4,143
	Weight Watchers
	International, Inc.	72,847	3,704
	Boyd Gaming Corp.	74,595	3,669
*	CTC Media, Inc.	77,457	2,102
			2,373,627
Consumer Staples (11.1%)
	The Procter & Gamble Co.	6,460,812	395,337
	Wal-Mart Stores, Inc.	5,120,496	246,347
	PepsiCo, Inc.	3,353,453	217,471
	CVS/Caremark Corp.	3,151,679	114,879
	Walgreen Co.	2,049,229	89,223
	Anheuser-Busch Cos., Inc.	1,573,328	82,065
	The Coca-Cola Co.	1,493,335	78,116
	Colgate-Palmolive Co.	1,051,236	68,173
	Costco Wholesale Corp.	926,217	54,202
	Sysco Corp.	1,263,371	41,679
	Archer-Daniels-Midland Co.	1,202,222	39,782
	Avon Products, Inc.	910,315	33,454
	Kellogg Co.	529,670	27,432
	Safeway, Inc.	586,319	19,952
	The Kroger Co.	688,560	19,369
	Wm. Wrigley Jr. Co.	339,002	18,750
	Campbell Soup Co.	477,887	18,547
	Carolina Group	221,875	17,144
	The Hershey Co.	330,653	16,738
	^Whole Foods Market, Inc.	287,633	11,016
	The Estee Lauder Cos. Inc.
	Class A	241,682	10,999

15

			Market
			Value•
		Shares	($000)
*	Energizer Holdings, Inc.	109,072	10,864
	The Clorox Co.	154,864	9,617
	Dean Foods Co.	177,773	5,666
	Brown-Forman Corp. Class B	70,525	5,154
*	Bare Escentuals, Inc.	110,499	3,774
	Wm. Wrigley Jr. Co. Class B	62,668	3,447
			1,659,197
Energy (6.3%)
	Schlumberger Ltd.	2,413,144	204,972
	Halliburton Co.	1,884,209	65,005
*	Transocean Inc.	598,896	63,471
	Baker Hughes, Inc.	655,722	55,166
	XTO Energy, Inc.	708,137	42,559
	Williams Cos., Inc.	1,221,067	38,610
*	Weatherford
	International Ltd.	692,394	38,248
*	National Oilwell Varco Inc.	359,995	37,526
	EOG Resources, Inc.	498,590	36,427
	GlobalSantaFe Corp.	478,186	34,549
	Noble Corp.	275,613	26,878
	Peabody Energy Corp.	540,218	26,136
	Smith International, Inc.	409,506	24,013
	Chesapeake Energy Corp.	581,739	20,128
	Sunoco, Inc.	248,542	19,804
	ENSCO International, Inc.	309,010	18,853
	CONSOL Energy, Inc.	373,733	17,233
*	Ultra Petroleum Corp.	310,808	17,169
	BJ Services Co.	600,479	17,078
*	Cameron International Corp.	227,646	16,270
*	Southwestern Energy Co.	344,579	15,334
	Diamond Offshore
	Drilling, Inc.	141,654	14,386
*	Grant Prideco, Inc.	262,237	14,116
*	Pride International, Inc.	336,006	12,587
	Range Resources Corp.	300,768	11,252
*	FMC Technologies Inc.	139,381	11,042
*	Nabors Industries, Inc.	306,347	10,226
	Arch Coal, Inc.	290,791	10,120
	Murphy Oil Corp.	127,166	7,559
	Rowan Cos., Inc.	146,749	6,014
*	CNX Gas Corp.	61,503	1,882
			934,613
Financials (7.3%)
	American Express Co.	2,205,295	134,920
	The Goldman Sachs
	Group, Inc.	494,636	107,212
*	Berkshire Hathaway Inc.
	Class B	25,649	92,465
	AFLAC Inc.	1,012,545	52,045
	Franklin Resources Corp.	363,625	48,169
	Prudential Financial, Inc.	488,343	47,482
	State Street Corp.	683,607	46,759
	Charles Schwab Corp.	2,206,898	45,286
	The Chicago
	Mercantile Exchange	71,288	38,093
	Progressive Corp. of Ohio	1,448,163	34,655

16

Growth Index Fund

			Market
			Value•
		Shares	($000)
	The Principal
	Financial Group, Inc.	549,588	32,035
	Moody’s Corp.	486,998	30,291
	ProLogis REIT	506,700	28,831
	T. Rowe Price Group Inc.	516,094	26,780
	Legg Mason Inc.	269,304	26,494
	SLM Corp.	418,546	24,100
	General Growth
	Properties Inc. REIT	445,143	23,570
	^Nymex Holdings Inc.	160,373	20,148
	NYSE Euronext	272,911	20,092
	Northern Trust Corp.	261,976	16,829
*	CBOT Holdings, Inc. Class A	75,742	15,648
*	CB Richard Ellis Group, Inc.	415,347	15,160
	Simon Property
	Group, Inc. REIT	158,661	14,762
	Public Storage, Inc. REIT	169,751	13,040
*	E*TRADE Financial Corp.	567,383	12,533
*	IntercontinentalExchange Inc.	84,538	12,499
*	TD Ameritrade Holding Corp.	552,293	11,046
	Eaton Vance Corp.	245,162	10,831
	Vornado Realty Trust REIT	97,826	10,745
	Nuveen Investments, Inc.
	Class A	161,042	10,009
	SEI Investments Co.	304,284	8,836
	Boston Properties, Inc. REIT	83,651	8,543
	Investors Financial
	Services Corp.	135,051	8,329
	^The St. Joe Co.	144,300	6,687
	Brown & Brown, Inc.	243,449	6,120
	^The First Marblehead Corp.	135,438	5,233
*	Nasdaq Stock Market Inc.	170,821	5,075
	Forest City Enterprise
	Class A	81,779	5,028
	Federated Investors, Inc.	96,636	3,704
			1,080,084
Health Care (15.2%)
	Johnson & Johnson	5,925,787	365,147
	UnitedHealth Group Inc.	2,758,061	141,047
*	Amgen, Inc.	2,388,533	132,062
	Medtronic, Inc.	2,362,052	122,496
*	WellPoint Inc.	1,254,021	100,108
	Schering-Plough Corp.	3,035,643	92,405
	Abbott Laboratories	1,579,748	84,595
	Baxter International, Inc.	1,340,017	75,497
*	Genentech, Inc.	970,464	73,425
*	Gilead Sciences, Inc.	1,883,082	73,007
	Cardinal Health, Inc.	819,638	57,899
	Wyeth	964,773	55,320
	Aetna Inc.	1,057,375	52,234
*	Medco Health
	Solutions, Inc.	589,863	46,003
*	Celgene Corp.	762,604	43,720

17

			Market
			Value•
		Shares	($000)
*	Thermo Fisher
	Scientific, Inc.	835,582	43,216
*	Zimmer Holdings, Inc.	488,679	41,484
	Becton, Dickinson & Co.	500,834	37,312
	Stryker Corp.	583,667	36,824
	Allergan, Inc.	629,712	36,297
	McKesson Corp.	604,839	36,073
*	Genzyme Corp.	538,271	34,665
*	St. Jude Medical, Inc.	723,779	30,030
*	Forest Laboratories, Inc.	650,825	29,710
*	Express Scripts Inc.	472,134	23,611
	Biomet, Inc.	477,505	21,832
	CIGNA Corp.	409,522	21,385
*	Humana Inc.	341,416	20,796
*	Laboratory Corp. of
	America Holdings	256,847	20,101
*	Biogen Idec Inc.	353,282	18,901
*	Coventry Health Care Inc.	326,351	18,814
	C.R. Bard, Inc.	210,716	17,411
	IMS Health, Inc.	399,245	12,828
*	Health Net Inc.	238,678	12,602
*	Waters Corp.	207,640	12,325
*	DaVita, Inc.	213,007	11,477
	Quest Diagnostics, Inc.	220,476	11,388
	DENTSPLY International Inc.	295,702	11,314
*	Varian Medical Systems, Inc.	263,079	11,183
*	Amylin Pharmaceuticals, Inc.	268,450	11,049
*	Intuitive Surgical, Inc.	76,052	10,554
*	Cephalon, Inc.	124,708	10,025
	Manor Care, Inc.	149,249	9,744
*	Henry Schein, Inc.	181,221	9,683
	AmerisourceBergen Corp.	194,048	9,600
*	Endo Pharmaceuticals
	Holdings, Inc.	273,413	9,359
*	Sepracor Inc.	224,349	9,203
*	Covance, Inc.	130,863	8,972
*	Patterson Cos.	228,019	8,498
	Pharmaceutical Product
	Development, Inc.	216,102	8,270
*	Millipore Corp.	109,284	8,206
*	Hospira, Inc.	207,448	8,099
*	Lincare Holdings, Inc.	189,579	7,555
*	Cerner Corp.	136,046	7,546
*	Vertex Pharmaceuticals, Inc.	258,330	7,378
*	Millennium
	Pharmaceuticals, Inc.	626,515	6,622
*	Tenet Healthcare Corp.	964,686	6,280
	Applera Corp.–Applied
	Biosystems Group	187,585	5,729
*	Kinetic Concepts, Inc.	108,924	5,661
*	ImClone Systems, Inc.	121,349	4,291
*	Warner Chilcott Ltd.	205,077	3,710
	Brookdale Senior Living Inc.	72,320	3,296
	Beckman Coulter, Inc.	44,083	2,851
*	^Abraxis Bioscience, Inc.	67,850	1,508

18

Growth Index Fund

			Market
			Value•
		Shares	($000)
			2,270,233
Industrials (11.2%)
	The Boeing Co.	1,535,242	147,629
	United Technologies Corp.	1,934,786	137,234
	3M Co.	1,427,538	123,896
	Caterpillar, Inc.	1,321,606	103,482
	United Parcel Service, Inc.	1,363,324	99,523
	Lockheed Martin Corp.	735,343	69,218
	FedEx Corp.	597,429	66,297
	Burlington Northern
	Santa Fe Corp.	734,588	62,543
	General Dynamics Corp.	706,220	55,241
	Illinois Tool Works, Inc.	972,663	52,709
	PACCAR, Inc.	482,914	42,033
	CSX Corp.	894,376	40,318
	Emerson Electric Co.	816,943	38,233
	Danaher Corp.	504,642	38,100
	Deere & Co.	301,434	36,395
	Precision Castparts Corp.	280,786	34,076
	Textron, Inc.	230,960	25,431
	L-3 Communications
	Holdings, Inc.	255,815	24,914
	ITT Industries, Inc.	359,269	24,531
	Rockwell Collins, Inc.	344,523	24,337
	Southwest Airlines Co.	1,614,386	24,070
	American
	Standard Cos., Inc.	370,130	21,830
	Norfolk Southern Corp.	406,499	21,370
	Waste Management, Inc.	545,765	21,312
	Cummins Inc.	202,740	20,519
	Fluor Corp.	180,170	20,066
*	McDermott
	International, Inc.	226,331	18,813
	Expeditors International
	of Washington, Inc.	436,346	18,021
	C.H. Robinson
	Worldwide Inc.	338,811	17,794
	Raytheon Co.	319,841	17,236
*	Terex Corp.	208,321	16,936
*	Foster Wheeler Ltd.	140,654	15,049
	Joy Global Inc.	242,994	14,174
*	Jacobs Engineering
	Group Inc.	242,214	13,930
	Equifax, Inc.	301,285	13,383
	The Dun & Bradstreet Corp.	125,782	12,953
*	AMR Corp.	491,285	12,945
	Robert Half International, Inc.	326,805	11,928
	Fastenal Co.	262,975	11,008
	Pitney Bowes, Inc.	227,184	10,637
	Roper Industries Inc.	178,613	10,199
*	Monster Worldwide Inc.	240,893	9,901
*	KBR Inc.	343,322	9,005
	Ametek, Inc.	216,443	8,588

19

			Market
			Value•
		Shares	($000)
*	Hertz Global Holdings Inc.	295,488	7,851
*	^USG Corp.	150,549	7,383
*	Spirit Aerosystems
	Holdings Inc.	203,792	7,347
*	ChoicePoint Inc.	163,078	6,923
	J.B. Hunt Transport
	Services, Inc.	206,894	6,066
	Republic Services, Inc.
	Class A	197,961	6,066
	Pall Corp.	125,165	5,756
	The Corporate
	Executive Board Co.	79,924	5,188
*	First Solar, Inc.	56,856	5,077
*	Owens Corning Inc.	56,144	1,888
			1,677,352
Information Technology (28.2%)
	Microsoft Corp.	18,045,004	531,786
*	Cisco Systems, Inc.	12,367,110	344,424
	Intel Corp.	11,808,132	280,561
*	Google Inc.	457,393	239,390
*	Apple Computer, Inc.	1,764,801	215,376
	International Business
	Machines Corp.	2,003,762	210,896
*	Oracle Corp.	8,488,568	167,310
	Hewlett-Packard Co.	3,594,101	160,369
	QUALCOMM Inc.	3,391,819	147,171
*	Dell Inc.	4,186,093	119,513
	Texas Instruments, Inc.	3,038,312	114,332
	Motorola, Inc.	4,949,853	87,612
*	Corning, Inc.	3,212,265	82,073
*	EMC Corp.	4,509,537	81,623
*	eBay Inc.	2,283,606	73,486
*	Yahoo! Inc.	2,499,836	67,821
	Applied Materials, Inc.	2,859,768	56,824
	Automatic Data
	Processing, Inc.	1,126,799	54,616
	Accenture Ltd.	1,206,353	51,740
	First Data Corp.	1,540,899	50,341
*	Adobe Systems, Inc.	1,204,919	48,377
*	Sun Microsystems, Inc.	7,372,651	38,780
*	Symantec Corp.	1,893,147	38,242
	Western Union Co.	1,580,614	32,924
*	Agilent Technologies, Inc.	831,467	31,962
*	Electronic Arts Inc.	634,892	30,043
*	NVIDIA Corp.	691,645	28,572
*	Broadcom Corp.	969,522	28,359
*	Juniper Networks, Inc.	1,100,521	27,700
	Paychex, Inc.	702,295	27,474
	Analog Devices, Inc.	683,348	25,721
	MasterCard, Inc. Class A	138,676	23,002
*	SanDisk Corp.	460,847	22,554
	KLA-Tencor Corp.	408,982	22,474
*	Network Appliance, Inc.	765,492	22,352
	CA, Inc.	863,284	22,299

20

Growth Index Fund

			Market
			Value•
		Shares	($000)
*	MEMC Electronic
	Materials, Inc.	364,164	22,258
*	Autodesk, Inc.	470,974	22,173
	^Linear Technology Corp.	612,851	22,173
*	Cognizant Technology
	Solutions Corp.	292,166	21,939
*	Intuit, Inc.	672,771	20,237
*	Micron Technology, Inc.	1,545,481	19,365
*	NCR Corp.	364,965	19,175
*	Fiserv, Inc.	336,929	19,138
*	Marvell Technology
	Group Ltd.	1,017,080	18,521
	National
	Semiconductor Corp.	652,581	18,448
	Xilinx, Inc.	679,517	18,191
	Altera Corp.	730,081	16,157
*	Advanced Micro
	Devices, Inc.	1,123,292	16,063
*	VeriSign, Inc.	497,330	15,780
*	Avaya Inc.	927,677	15,622
*	Akamai Technologies, Inc.	311,458	15,149
	Harris Corp.	274,595	14,979
*	LAM Research Corp.	290,289	14,921
	Amphenol Corp.	364,318	12,988
*	BMC Software, Inc.	417,264	12,643
*	Xerox Corp.	679,802	12,563
*	Citrix Systems, Inc.	369,805	12,451
*	McAfee Inc.	326,392	11,489
*	BEA Systems, Inc.	802,716	10,989
	Maxim Integrated
	Products, Inc.	328,374	10,971
*	CDW Corp.	128,481	10,917
*	Affiliated Computer
	Services, Inc. Class A	189,059	10,723
*	Activision, Inc.	574,067	10,718
*	Alliance Data Systems Corp.	138,525	10,705
*	Iron Mountain, Inc.	386,342	10,095
*	Ceridian Corp.	284,872	9,971
*	DST Systems, Inc.	108,194	8,570
*	NAVTEQ Corp.	200,507	8,489
*	Red Hat, Inc.	373,812	8,329
*	salesforce.com, Inc.	185,948	7,970
*	Avnet, Inc.	196,758	7,799
	Fidelity National Information
	Services, Inc.	135,806	7,372
*	Novellus Systems, Inc.	253,159	7,182
*	Hewitt Associates, Inc.	215,487	6,896
*	Teradyne, Inc.	388,586	6,831
*	Lexmark International, Inc.	130,416	6,431
*	CheckFree Corp.	152,153	6,117
*	^JDS Uniphase Corp.	420,064	5,641
*	Zebra Technologies
	Corp. Class A	144,056	5,581

21

			Market
			Value•
		Shares	($000)
*	QLogic Corp.	325,135	5,413
*	Cadence Design
	Systems, Inc.	200,291	4,398
	Jabil Circuit, Inc.	195,450	4,314
*	Compuware Corp.	231,628	2,747
	Molex, Inc. Class A	102,501	2,721
	Total System Services, Inc.	80,477	2,375
	Molex, Inc.	29,857	896
			4,201,683
Materials (2.4%)
	Monsanto Co.	1,112,921	75,167
	Praxair, Inc.	661,186	47,599
	Nucor Corp.	618,607	36,281
	Newmont Mining Corp.
	(Holding Co.)	922,785	36,044
	Allegheny Technologies Inc.	185,472	19,452
	Ecolab, Inc.	385,742	16,471
	Martin Marietta
	Materials, Inc.	92,506	14,988
	Air Products &
	Chemicals, Inc.	155,126	12,467
*	The Mosaic Co.	314,742	12,281
*	Owens-Illinois, Inc.	314,409	11,004
	Sealed Air Corp.	330,215	10,243
	Ball Corp.	190,015	10,103
*	Pactiv Corp.	272,477	8,689
*	Crown Holdings, Inc.	333,862	8,337
	Vulcan Materials Co.	68,058	7,795
	Florida Rock Industries, Inc.	100,929	6,813
	Albemarle Corp.	165,064	6,360
*	Titanium Metals Corp.	164,699	5,254
	Steel Dynamics, Inc.	121,082	5,075
	Sigma-Aldrich Corp.	94,499	4,032
	Huntsman Corp.	101,937	2,478
			356,933
Telecommunication Services (0.9%)
*	American Tower Corp.
	Class A	871,206	36,591
*	Qwest Communications
	International Inc.	3,249,936	31,524
*	NII Holdings Inc.	298,782	24,124
*	Crown Castle
	International Corp.	534,453	19,385
*	Level 3
	Communications, Inc.	2,266,049	13,256
*	Leap Wireless
	International, Inc.	110,875	9,369
*	U.S. Cellular Corp.	33,214	3,009
			137,258
Utilities (1.5%)
	TXU Corp.	893,410	60,126
	Constellation Energy
	Group, Inc.	369,965	32,250
*	AES Corp.	1,359,961	29,756

22

Growth Index Fund

		Market
		Value•
	Shares	($000)
* Mirant Corp.	524,219	22,358
* NRG Energy, Inc.	475,906	19,783
Questar Corp.	351,652	18,585
* Allegheny Energy, Inc.	338,428	17,510
* Reliant Energy, Inc.	315,820	8,511
Equitable Resources, Inc.	118,372	5,867
* Dynegy, Inc.	352,726	3,330
		218,076
Total Common Stocks
(Cost $10,297,033)		14,909,056
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
1 Vanguard Market
Liquidity Fund,
5.281%—Note E	48,596,200	48,596
1 Vanguard Market
Liquidity Fund, 5.281%	24,173,961	24,174
Total Temporary Cash Investments
(Cost $72,770)		72,770
Total Investments (100.5%)
(Cost $10,369,803)		14,981,826
Other Assets and Liabilities (–0.5%)
Other Assets—Note B		75,322
Liabilities—Note E		(143,073)
		(67,751)
Net Assets (100%)		14,914,075

23

At June 30, 2007, net assets consisted of:[2]
Amount
($000)
Paid-in Capital	13,678,200
Overdistributed Net Investment Income	(18,359)
Accumulated Net Realized Losses	(3,357,789)
Unrealized Appreciation	4,612,023
Net Assets	14,914,075

Investor Shares—Net Assets
Applicable to 217,355,816 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	6,954,359
Net Asset Value Per Share—
Investor Shares	$32.00

Admiral Shares—Net Assets
Applicable to 91,448,387 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	2,926,012
Net Asset Value Per Share—
Admiral Shares	$32.00

Signal Shares—Net Assets
Applicable to 28,796 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	853
Net Asset Value Per Share—
Signal Shares	$29.63

Institutional Shares—Net Assets
Applicable to 86,879,027 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	2,779,866
Net Asset Value Per Share—
Institutional Shares	$32.00

ETF Shares—Net Assets
Applicable to 36,241,622 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	2,252,985
Net Asset Value Per Share—
ETF Shares	$62.17

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

24

Growth Index Fund

Statement of Operations

Six Months Ended
June 30, 2007
($000)
Investment Income
Income
Dividends	71,628
Interest[1]	813
Security Lending	984
Total Income	73,425
Expenses
The Vanguard Group—Note B
Investment Advisory Services	258
Management and Administrative—Investor Shares	6,277
Management and Administrative—Admiral Shares	958
Management and Administrative—Signal Shares	—
Management and Administrative—Institutional Shares	487
Management and Administrative—ETF Shares	724
Marketing and Distribution—Investor Shares	703
Marketing and Distribution—Admiral Shares	307
Marketing and Distribution—Signal Shares	—
Marketing and Distribution—Institutional Shares	304
Marketing and Distribution—ETF Shares	205
Custodian Fees	183
Shareholders’ Reports—Investor Shares	113
Shareholders’ Reports—Admiral Shares	3
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	5
Trustees’ Fees and Expenses	9
Total Expenses	10,536
Net Investment Income	62,889
Realized Net Gain (Loss) on Investment Securities Sold	142,823
Change in Unrealized Appreciation (Depreciation) of Investment Securities	860,073
Net Increase (Decrease) in Net Assets Resulting from Operations	1,065,785

1  Interest income from an affiliated company of the fund was $493,000.

25

Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	62,889	102,918
Realized Net Gain (Loss)	142,823	105,823
Change in Unrealized Appreciation (Depreciation)	860,073	795,633
Net Increase (Decrease) in Net Assets Resulting from Operations	1,065,785	1,004,374
Distributions
Net Investment Income
Investor Shares	(28,522)	(55,673)
Admiral Shares	(13,273)	(21,664)
Signal Shares	(2)	—
Institutional Shares	(12,721)	(17,858)
ETF Shares	(9,875)	(7,995)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(64,393)	(103,190)
Capital Share Transactions—Note F
Investor Shares	(248,036)	(567,496)
Admiral Shares	228,939	250,783
Signal Shares	863	—
Institutional Shares	470,455	539,350
ETF Shares	780,552	947,005
Net Increase (Decrease) from Capital Share Transactions	1,232,773	1,169,642
Total Increase (Decrease)	2,234,165	2,070,826
Net Assets
Beginning of Period	12,679,910	10,609,084
End of Period[1]	14,914,075	12,679,910

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($18,359,000) and ($16,855,000).

26

Growth Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,		Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$29.77	$27.54	$26.41	$24.92	$19.95	$26.42
Investment Operations
Net Investment Income	.13	.241	.196	.2911	.169	.222
Net Realized and Unrealized
Gain (Loss) on Investments	2.23	2.228	1.139	1.494	4.977	(6.465)
Total from Investment Operations	2.36	2.469	1.335	1.785	5.146	(6.243)
Distributions
Dividends from Net Investment Income	(.13)	(.239)	(.205)	(.295)	(.176)	(.227)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.13)	(.239)	(.205)	(.295)	(.176)	(.227)
Net Asset Value, End of Period	$32.00	$29.77	$27.54	$26.41	$24.92	$19.95

Total Return[2]	7.94%	9.01%	5.09%	7.20%	25.92%	–23.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,954	$6,707	$6,761	$7,711	$7,586	$6,094
Ratio of Total Expenses to
Average Net Assets	0.22%*	0.22%	0.22%	0.22%	0.23%	0.23%
Ratio of Net Investment Income to
Average Net Assets	0.84%*	0.86%	0.75%	1.14%1	0.77%	0.97%
Portfolio Turnover Rate[3]	15%*	28%	23%	24%	42%[4]	23%

1  Net investment income per share and the ratio of net investment income to average net assets include $.139 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

4 Includes activity related to a change in the fund’s target index.

*  Annualized.

27

Growth Index Fund

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	June 30,		Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$29.77	$27.54	$26.41	$24.92	$19.95	$26.42
Investment Operations
Net Investment Income	.148	.272	.226	.321	.188	.237
Net Realized and Unrealized
Gain (Loss) on Investments	2.230	2.228	1.139	1.49	4.977	(6.465)
Total from Investment Operations	2.378	2.500	1.365	1.81	5.165	(6.228)
Distributions
Dividends from Net Investment Income	(.148)	(.270)	(.235)	(.32)	(.195)	(.242)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.148)	(.270)	(.235)	(.32)	(.195)	(.242)
Net Asset Value, End of Period	$32.00	$29.77	$27.54	$26.41	$24.92	$19.95

Total Return	8.00%	9.13%	5.21%	7.31%	26.03%	–23.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,926	$2,505	$2,076	$1,214	$1,092	$751
Ratio of Total Expenses to
Average Net Assets	0.10%*	0.11%	0.11%	0.11%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	0.96%*	0.97%	0.86%	1.27%1	0.84%	1.05%
Portfolio Turnover Rate[2]	15%*	28%	23%	24%	42%3	23%

1  Net investment income per share and the ratio of net investment income to average net assets include $.14 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3  Includes activity related to a change in the fund’s target index.

* Annualized.

28

Growth Index Fund

Signal Shares
June 4, 2007[1] to
For a Share Outstanding Throughout the Period	June 30, 2007
Net Asset Value, Beginning of Period	$30.26
Investment Operations
Net Investment Income	.024
Net Realized and Unrealized Gain (Loss) on Investments	(.579)
Total from Investment Operations	(.555)
Distributions
Dividends from Net Investment Income	(.075)
Distributions from Realized Capital Gains	—
Total Distributions	(.075)
Net Asset Value, End of Period	$29.63

Total Return	–1.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$0.9
Ratio of Total Expenses to Average Net Assets	0.10%*
Ratio of Net Investment Income to Average Net Assets	0.96%*
Portfolio Turnover Rate2	15%*

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

29

Growth Index Fund

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,		Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$29.77	$27.54	$26.41	$24.92	$19.95	$26.42
Investment Operations
Net Investment Income	.153	.280	.234	.3241	.199	.248
Net Realized and Unrealized Gain (Loss)
on Investments	2.230	2.228	1.139	1.494	4.977	(6.465)
Total from Investment Operations	2.383	2.508	1.373	1.818	5.176	(6.217)
Distributions
Dividends from Net Investment Income	(.153)	(.278)	(.243)	(.328)	(.206)	(.253)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.153)	(.278)	(.243)	(.328)	(.206)	(.253)
Net Asset Value, End of Period	$32.00	$29.77	$27.54	$26.41	$24.92	$19.95

Total Return	8.02%	9.16%	5.24%	7.34%	26.09%	–23.58%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,780	$2,132	$1,448	$1,185	$782	$675
Ratio of Total Expenses to
Average Net Assets	0.07%*	0.08%	0.08%	0.08%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	0.99%*	1.00%	0.89%	1.29%1	0.92%	1.10%
Portfolio Turnover Rate[2]	15%*	28%	23%	24%	42%3	23%

1  Net investment income per share and the ratio of net investment income to average net assets include $.139 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3  Includes activity related to a change in the fund’s target index.

*  Annualized.

30

Growth Index Fund

ETF Shares

	Six Months			Jan. 26,
	Ended	Year Ended		2004[1] to
	June 30,	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$57.85	$53.52	$51.33	$50.64
Investment Operations
Net Investment Income	.287	.535	.444	.6092
Net Realized and Unrealized Gain (Loss) on Investments	4.320	4.323	2.206	.694
Total from Investment Operations	4.607	4.858	2.650	1.303
Distributions
Dividends from Net Investment Income	(.287)	(.528)	(.460)	(.613)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.287)	(.528)	(.460)	(.613)
Net Asset Value, End of Period	$62.17	$57.85	$53.52	$51.33

Total Return	7.98%	9.13%	5.20%	2.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,253	$1,336	$324	$104
Ratio of Total Expenses to Average Net Assets	0.11%*	0.11%	0.11%	0.15%*
Ratio of Net Investment Income to Average Net Assets	0.95%*	0.97%	0.86%	1.22%[2],*
Portfolio Turnover Rate[3]	15%*	28%	23%	24%

1  Inception.

2  Net investment income per share and the ratio of net investment income to average net assets include $.269 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

31

Growth Index Fund

Notes to Financial Statements

Vanguard Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Signal Shares were first issued on June 4, 2007. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

32

Growth Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2007, the fund had contributed capital of $1,301,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.30% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2007, the fund realized $32,318,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2006, the fund had available realized losses of $3,464,458,000 to offset future net capital gains of $221,842,000 through December 31, 2008, $1,752,289,000 through December 31, 2009, $747,930,000 through December 31, 2010, and $742,397,000 through December 31, 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2007, the cost of investment securities for tax purposes was $10,369,803,000. Net unrealized appreciation of investment securities for tax purposes was $4,612,023,000, consisting of unrealized gains of $4,825,916,000 on securities that had risen in value since their purchase and $213,893,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended June 30, 2007, the fund purchased $2,307,165,000 of investment securities and sold $1,076,347,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at June 30, 2007, was $44,992,000, for which the fund received cash collateral of $48,596,000.

33

Growth Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	534,697	17,295	860,936	30,550
Issued in Lieu of Cash Distributions	27,210	870	52,211	1,846
Redeemed	(809,943)	(26,090)	(1,480,643)	(52,623)
Net Increase (Decrease)—Investor Shares	(248,036)	(7,925)	(567,496)	(20,227)
Admiral Shares
Issued	483,417	15,557	745,920	26,306
Issued in Lieu of Cash Distributions	11,291	361	18,889	668
Redeemed	(265,769)	(8,592)	(514,026)	(18,226)
Net Increase (Decrease)—Admiral Shares	228,939	7,326	250,783	8,748
Signal Shares
Issued	862	29	—	—
Issued in Lieu of Cash Distributions	1	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—Signal Shares	863	29	—	—
Institutional Shares
Issued	630,828	20,548	757,439	26,759
Issued in Lieu of Cash Distributions	11,354	363	15,977	564
Redeemed	(171,727)	(5,624)	(234,066)	(8,292)
Net Increase (Decrease)—Institutional Shares	470,455	15,287	539,350	19,031
ETF Shares
Issued	851,553	14,339	985,331	17,746
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(71,001)	(1,200)	(38,326)	(700)
Net Increase (Decrease)—ETF Shares	780,552	13,139	947,005	17,046

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

34

Value Index Fund

Fund Profile

As of June 30, 2007

Portfolio Characteristics
		Target	Broad
	Fund	Index1	Index2
Number of Stocks	395	394	4,921
Median Market Cap	$62.1B	$62.1B	$32.6B
Price/Earnings Ratio	14.5x	14.5x	18.2x
Price/Book Ratio	2.3x	2.3x	2.9x
Yield		2.6%	1.7%
Investor Shares	2.4%
Admiral Shares	2.5%
Signal Shares	2.5%
Institutional Shares	2.5%
ETF Shares	2.5%
Return on Equity	18.7%	18.7%	18.2%
Earnings Growth Rate	17.9%	17.9%	20.7%
Foreign Holdings	0.3%	0.3%	0.0%
Turnover Rate	12%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.20%[3]
Admiral Shares	0.10%[3]
Signal Shares	0.10%[3]
Institutional Shares	0.07%[3]
ETF Shares	0.11%[3]
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	6%	6%	12%
Consumer Staples	6	6	8
Energy	15	15	10
Financials	34	34	21
Health Care	8	8	11
Industrials	11	11	12
Information Technology	3	3	15
Materials	4	4	4
Telecommunication Services	7	7	3
Utilities	6	6	4

1  MSCI US Prime Market Value Index.

2  Dow Jones Wilshire 5000 Index.

3  Annualized.

4  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 76.

5  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

35

Volatility Measures[4]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.82
Beta	1.00	0.79

Ten Largest Holdings[5](% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	6.5%
General Electric Co.	industrial
	conglomerates	5.3
AT&T Inc.	integrated
	telecommunication services	3.5
Citigroup, Inc.	diversified
	financial services	3.4
Bank of America Corp.	diversified
	financial services	3.0
Pfizer Inc.	pharmaceuticals	2.5
Chevron Corp.	integrated oil
	and gas	2.5
JPMorgan Chase & Co.	diversified
	financial services	2.3
American International
Group, Inc.	multi-line insurance	2.1
Altria Group, Inc.	tobacco	2.0
Top Ten		33.1%

Investment Focus

1  MSCI US Prime Market Value Index.

2  Dow Jones Wilshire 5000 Index.

3  Annualized.

4  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 76.

5  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

36

Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal Year Total Returns (%): December 31, 1996–June 30, 2007

Average Annual Total Returns: Periods Ended June 30, 2007

	Inception Date	One Year	Five Years	Ten Years
Value Index Fund
Investor Shares[3]	11/2/1992	22.61%	13.20%	8.51%
Admiral Shares	11/13/2000	22.74	13.31	6.71[4]
Signal Shares	6/4/2007	–2.67[4]	—	—
Institutional Shares	7/2/1998	22.77	13.35	6.76[4]
ETF Shares	1/26/2004
Market Price		22.41	13.78[4]	—
Net Asset Value		22.71	13.82[4]	—

1  Six months ended June 30, 2007.

2  S&P 500/Barra Value Index through May 16, 2003; MSCI US Prime Market Value Index thereafter.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables on pages 39–43 for dividend and capital gains information.

37

Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (5.7%)
	McDonald’s Corp.	1,380,987	70,099
	Time Warner, Inc.	2,357,615	49,604
	CBS Corp.	1,206,329	40,195
	Carnival Corp.	770,007	37,553
	Clear Channel
	Communications, Inc.	829,409	31,368
	General Motors Corp.	798,762	30,193
	Gannett Co., Inc.	413,582	22,726
	Fortune Brands, Inc.	267,181	22,008
	The Gap, Inc.	1,001,759	19,134
	Harrah’s Entertainment, Inc.	213,449	18,199
	Mattel, Inc.	694,028	17,552
	Whirlpool Corp.	137,808	15,324
	Genuine Parts Co.	300,657	14,913
	VF Corp.	158,020	14,471
	Newell Rubbermaid, Inc.	489,117	14,395
	Eastman Kodak Co.	507,018	14,110
	Sherwin-Williams Co.	202,285	13,446
	H & R Block, Inc.	568,966	13,297
*	Wyndham Worldwide Corp.	350,745	12,718
*	IAC/InterActiveCorp	355,060	12,289
*	Expedia, Inc.	390,474	11,437
	Limited Brands, Inc.	410,686	11,273
	Darden Restaurants Inc.	243,451	10,709
	Ford Motor Co.	1,123,362	10,582
	Royal Caribbean Cruises, Ltd.	244,262	10,498
	D. R. Horton, Inc.	498,593	9,937
*	Mohawk Industries, Inc.	96,116	9,688
	Idearc Inc.	257,478	9,097
*	Liberty Media Corp.–
	Capital Series A	75,970	8,940
	BorgWarner, Inc.	102,323	8,804
	Pulte Homes, Inc.	384,454	8,631
	Hasbro, Inc.	266,234	8,362
	Lennar Corp. Class A	224,719	8,216
	Autoliv, Inc.	143,402	8,155
	The Stanley Works	131,820	8,001
	ServiceMaster Co.	515,384	7,968

38

			Market
			Value•
		Shares	($000)
	Virgin Media Inc.	318,861	7,771
	Washington Post Co. Class B	9,775	7,586
	Leggett & Platt, Inc.	313,917	6,922
	Liz Claiborne, Inc.	181,431	6,767
	Brinker International, Inc.	215,860	6,318
	Wendy’s International, Inc.	168,565	6,195
*	AutoNation, Inc.	273,630	6,140
^	New York Times Co.
	Class A	239,432	6,082
	Foot Locker, Inc.	274,699	5,988
*	Toll Brothers, Inc.	231,782	5,790
	Jones Apparel Group, Inc.	191,469	5,409
	KB Home	133,844	5,269
	Brunswick Corp.	160,052	5,222
	Circuit City Stores, Inc.	310,450	4,682
	Family Dollar Stores, Inc.	127,189	4,365
	Dollar General Corp.	192,799	4,226
	Tribune Co.	141,695	4,166
	E.W. Scripps Co. Class A	78,413	3,583
	Centex Corp.	73,822	2,960
	RadioShack Corp.	80,324	2,662
^	The McClatchy Co. Class A	98,958	2,505
	Boyd Gaming Corp.	34,486	1,696
			746,196
	Consumer Staples (6.4%)
	Altria Group, Inc.	3,702,220	259,674
	The Coca-Cola Co.	2,391,092	125,078
	Kraft Foods Inc.	2,888,149	101,807
	Kimberly-Clark Corp.	805,792	53,899
	General Mills, Inc.	609,270	35,594
	H.J. Heinz Co.	581,663	27,612
	ConAgra Foods, Inc.	893,144	23,990
	Sara Lee Corp.	1,294,802	22,530
	Reynolds American Inc.	313,107	20,415
	Bunge Ltd.	211,366	17,860
	SuperValu Inc.	366,738	16,987
	The Kroger Co.	594,268	16,717
	UST, Inc.	283,549	15,229
	Coca-Cola Enterprises, Inc.	465,921	11,182
	Tyson Foods, Inc.	461,176	10,625

39

Value Index Fund

			Market
			Value•
		Shares	($000)
	Molson Coors Brewing Co.
	Class B	113,434	10,488
	Safeway, Inc.	272,235	9,264
*	Constellation Brands, Inc.
	Class A	372,144	9,036
	The Clorox Co.	133,713	8,304
	The Pepsi Bottling Group, Inc.	240,243	8,091
	McCormick & Co., Inc.	206,682	7,891
*	Smithfield Foods, Inc.	200,523	6,174
	Hormel Foods Corp.	134,001	5,005
	PepsiAmericas, Inc.	114,298	2,807
	Dean Foods Co.	82,835	2,640
	Brown-Forman Corp. Class B	32,633	2,385
			831,284
Energy (15.0%)
	ExxonMobil Corp.	10,114,038	848,366
	Chevron Corp.	3,848,533	324,200
	ConocoPhillips Co.	2,757,332	216,451
	Occidental Petroleum Corp.	1,479,563	85,637
	Valero Energy Corp.	1,066,478	78,770
	Marathon Oil Corp.	1,241,062	74,414
	Devon Energy Corp.	744,628	58,297
	Apache Corp.	583,808	47,633
	Anadarko Petroleum Corp.	771,013	40,085
	Spectra Energy Corp.	1,112,127	28,871
	Hess Corp.	446,656	26,335
	El Paso Corp.	1,245,266	21,456
	Noble Energy, Inc.	301,807	18,830
	Tesoro Corp.	240,817	13,763
	Murphy Oil Corp.	203,866	12,118
	Pioneer Natural
	Resources Co.	217,838	10,611
*	Newfield Exploration Co.	228,152	10,392
	Chesapeake Energy Corp.	269,952	9,340
*	Nabors Industries, Inc.	264,296	8,822
	Patterson-UTI Energy, Inc.	276,213	7,240
	Cimarex Energy Co.	146,138	5,759
	Pogo Producing Co.	103,021	5,232
	Rowan Cos., Inc.	68,467	2,806
			1,955,428
Financials (34.3%)
	Citigroup, Inc.	8,654,929	443,911
	Bank of America Corp.	7,870,414	384,785
	JPMorgan Chase & Co.	6,111,300	296,092
	American International
	Group, Inc.	3,901,116	273,195
	Wells Fargo & Co.	5,624,227	197,804
	Wachovia Corp.	3,361,314	172,267
	Morgan Stanley	1,691,460	141,880
	Merrill Lynch & Co., Inc.	1,478,690	123,589
	Fannie Mae	1,721,362	112,457
	U.S. Bancorp	3,115,934	102,670
	MetLife, Inc.	1,342,043	86,535
	Freddie Mac	1,224,842	74,348

40

		Market
		Value•
	Shares	($000)
Washington Mutual, Inc.	1,656,751	70,644
The Allstate Corp.	1,037,636	63,825
The Travelers Cos., Inc.	1,192,683	63,809
Lehman Brothers
Holdings, Inc.	789,392	58,825
Capital One Financial Corp.	723,627	56,761
The Hartford Financial
Services Group Inc.	565,283	55,686
The Bank of
New York Co., Inc.	1,336,169	55,371
SunTrust Banks, Inc.	595,143	51,028
The Goldman
Sachs Group, Inc.	229,644	49,775
PNC Financial
Services Group	610,330	43,687
Regions Financial Corp.	1,291,233	42,740
Prudential Financial, Inc.	420,975	40,931
BB&T Corp.	969,575	39,442
The Chubb Corp.	726,727	39,345
Countrywide Financial Corp.	1,041,225	37,849
ACE Ltd.	575,692	35,992
Fifth Third Bancorp	883,816	35,149
Lincoln National Corp.	489,616	34,738
Loews Corp.	671,564	34,236
National City Corp.	1,015,737	33,844
Mellon Financial Corp.	734,354	32,312
Marsh & McLennan Cos., Inc.	972,869	30,042
Bear Stearns Co., Inc.	200,812	28,114
Genworth Financial Inc.	798,238	27,459
XL Capital Ltd. Class A	318,690	26,862
KeyCorp	704,583	24,188
Ameriprise Financial, Inc.	380,055	24,160
Simon Property
Group, Inc. REIT	253,842	23,617
Equity Residential REIT	516,440	23,565
Archstone-Smith Trust REIT	385,463	22,785
Host Hotels &
Resorts Inc. REIT	952,859	22,030
Aon Corp.	491,997	20,964
SLM Corp.	360,611	20,764
Marshall & Ilsley Corp.	405,842	19,330
CIT Group Inc.	350,009	19,191
Vornado Realty Trust REIT	156,404	17,179
Comerica, Inc.	278,146	16,541
Avalonbay
Communities, Inc. REIT	138,608	16,478
Ambac Financial Group, Inc.	186,562	16,266
Unum Group	604,541	15,785
Compass Bancshares Inc.	228,160	15,738
Kimco Realty Corp. REIT	396,830	15,107
MBIA, Inc.	237,882	14,801
Zions Bancorp	188,397	14,490
Synovus Financial Corp.	460,290	14,131
Sovereign Bancorp, Inc.	667,706	14,115
Boston Properties, Inc. REIT	134,125	13,698

41

Value Index Fund

		Market
		Value•
	Shares	($000)
Plum Creek
Timber Co. Inc. REIT	312,761	13,030
American Capital
Strategies, Ltd.	304,226	12,936
SL Green Realty Corp. REIT	103,071	12,769
Everest Re Group, Ltd.	114,979	12,491
M & T Bank Corp.	116,344	12,437
Willis Group Holdings Ltd.	277,421	12,223
Cincinnati Financial Corp.	275,560	11,959
Commerce Bancorp, Inc.	314,478	11,633
Torchmark Corp.	173,361	11,615
Safeco Corp.	186,527	11,613
Hudson City Bancorp, Inc.	936,744	11,447
A.G. Edwards, Inc.	132,814	11,229
Assurant, Inc.	185,112	10,907
The Macerich Co. REIT	126,752	10,447
Health Care Properties
Investors REIT	354,215	10,247
Developers Diversified
Realty Corp. REIT	192,173	10,129
Leucadia National Corp.	286,376	10,095
iStar Financial Inc. REIT	223,761	9,919
Axis Capital Holdings Ltd.	238,685	9,703
W.R. Berkley Corp.	289,809	9,430
People’s United Financial Inc.	528,653	9,373
Janus Capital Group Inc.	334,869	9,323
AMB Property Corp. REIT	174,460	9,285
White Mountains
Insurance Group Inc.	15,251	9,242
Huntington Bancshares Inc.	395,457	8,993
Fidelity National
Financial, Inc. Class A	367,381	8,707
First Horizon National Corp.	220,757	8,610
Apartment Investment &
Management Co.
Class A REIT	170,439	8,593
Regency Centers Corp. REIT	121,566	8,570
Duke Realty Corp. REIT	239,130	8,530
New York Community
Bancorp, Inc.	495,476	8,433
MGIC Investment Corp.	146,704	8,342
Ventas, Inc. REIT	229,522	8,320
^Allied Capital Corp.	268,730	8,320
Old Republic
International Corp.	387,122	8,230
* Markel Corp.	16,750	8,116
Northern Trust Corp.	121,841	7,827
PartnerRe Ltd.	100,654	7,801
Radian Group, Inc.	140,774	7,602
Federal Realty
Investment Trust REIT	97,740	7,551
Popular, Inc.	467,115	7,507
RenaissanceRe Holdings Ltd.	120,964	7,499
First American Corp.	144,675	7,161
Associated Banc-Corp.	215,493	7,047

42

			Market
			Value•
		Shares	($000)
	Liberty Property Trust REIT	159,558	7,009
	The PMI Group Inc.	153,341	6,850
	Hospitality Properties
	Trust REIT	164,682	6,833
	Camden Property Trust REIT	99,467	6,661
	Colonial BancGroup, Inc.	265,658	6,633
	HCC Insurance Holdings, Inc.	196,220	6,556
	UDR, Inc. REIT	238,573	6,274
	Public Storage, Inc. REIT	78,895	6,061
	Nationwide Financial
	Services, Inc.	95,630	6,046
	UnionBanCal Corp.	98,703	5,893
*	E*TRADE Financial Corp.	263,422	5,819
	TCF Financial Corp.	207,070	5,757
*	Arch Capital Group Ltd.	78,698	5,709
	Protective Life Corp.	117,342	5,610
	Weingarten Realty
	Investors REIT	135,887	5,585
*	AmeriCredit Corp.	207,296	5,504
	City National Corp.	71,267	5,423
	CapitalSource Inc. REIT	205,294	5,048
	Erie Indemnity Co. Class A	91,942	4,969
	Commerce Bancshares, Inc.	105,080	4,760
	American Financial
	Group, Inc.	126,557	4,322
	Unitrin, Inc.	82,944	4,079
	Astoria Financial Corp.	156,264	3,913
	Transatlantic Holdings, Inc.	46,608	3,315
	Federated Investors, Inc.	83,301	3,193
	Mercury General Corp.	48,433	2,669
	Forest City Enterprise Class A	38,016	2,337
	BOK Financial Corp.	41,663	2,226
	Student Loan Corp.	7,023	1,432
			4,474,649
Health Care (8.2%)
	Pfizer Inc.	12,729,448	325,492
	Merck & Co., Inc.	3,832,693	190,868
	Bristol-Myers Squibb Co.	3,565,210	112,518
	Eli Lilly & Co.	1,797,936	100,469
	Wyeth	1,545,866	88,640
	Abbott Laboratories	1,361,998	72,935
*	Boston Scientific Corp.	2,212,021	33,932
*	Biogen Idec Inc.	305,062	16,321
	CIGNA Corp.	190,301	9,937
*	Barr Pharmaceuticals Inc.	178,678	8,975
*	King Pharmaceuticals, Inc.	429,586	8,789
*	Triad Hospitals, Inc.	155,800	8,376
	AmerisourceBergen Corp.	167,333	8,278
	Mylan Laboratories, Inc.	432,962	7,876
	Omnicare, Inc.	214,299	7,728
*	Community Health
	Systems, Inc.	166,796	6,747
	Hillenbrand Industries, Inc.	103,086	6,701
	Bausch & Lomb, Inc.	95,804	6,653
*	Invitrogen Corp.	85,199	6,283

43

Value Index Fund

			Market
			Value•
		Shares	($000)
*	Charles River
	Laboratories, Inc.	118,069	6,095
*	Watson Pharmaceuticals, Inc.	171,933	5,593
	Quest Diagnostics, Inc.	102,617	5,300
	Applera Corp.–Applied
	Biosystems Group	162,072	4,950
	Health Management
	Associates Class A	427,916	4,861
	Beckman Coulter, Inc.	70,948	4,589
*	Hospira, Inc.	96,476	3,766
			1,062,672
Industrials (10.7%)
	General Electric Co.	18,153,958	694,934
	Tyco International Ltd.	3,488,960	117,892
	Honeywell International Inc.	1,341,588	75,505
	Union Pacific Corp.	454,032	52,282
	Northrop Grumman Corp.	588,419	45,820
	Emerson Electric Co.	704,298	32,961
	Ingersoll-Rand Co.	541,600	29,691
	Raytheon Co.	511,977	27,590
	Eaton Corp.	262,951	24,454
	Parker Hannifin Corp.	204,494	20,022
	Masco Corp.	695,830	19,810
	Rockwell Automation, Inc.	277,838	19,293
	Dover Corp.	360,407	18,435
	Norfolk Southern Corp.	350,356	18,418
	Waste Management, Inc.	470,938	18,390
	Cooper Industries, Inc.
	Class A	322,085	18,388
	Deere & Co.	140,153	16,922
	R.R. Donnelley & Sons Co.	382,639	16,649
	Manpower Inc.	149,941	13,831
	Goodrich Corp.	210,477	12,536
	W.W. Grainger, Inc.	126,267	11,749
	Avery Dennison Corp.	174,590	11,607
	Cintas Corp.	254,070	10,018
	Pitney Bowes, Inc.	196,004	9,177
	SPX Corp.	101,201	8,886
	Oshkosh Truck Corp.	130,784	8,229
*	UAL Corp.	195,394	7,931
*	Allied Waste Industries, Inc.	589,058	7,929
	Pentair, Inc.	167,476	6,460
	Republic Services, Inc.
	Class A	171,019	5,240
	Pall Corp.	107,934	4,964
*	US Airways Group Inc.	145,473	4,403
*	Owens Corning Inc.	90,501	3,044
*	Raytheon Co. Warrants
	Exp. 6/16/11	9,836	181
			1,393,641
Information Technology (3.0%)
	International Business
	Machines Corp.	930,238	97,908
	Hewlett-Packard Co.	1,668,588	74,452

44

			Market
			Value•
		Shares	($000)
	Electronic Data
	Systems Corp.	913,021	25,318
	Seagate Technology	967,681	21,066
*	Xerox Corp.	1,088,271	20,111
*	Computer Sciences Corp.	303,023	17,924
	Microchip Technology, Inc.	381,786	14,141
	Fidelity National
	Information Services, Inc.	217,912	11,828
*	Flextronics International Ltd.	1,071,920	11,577
*	LSI Corp.	1,363,824	10,242
	Maxim Integrated
	Products, Inc.	283,261	9,464
*	Arrow Electronics, Inc.	217,361	8,353
*	Tellabs, Inc.	734,844	7,907
	Intersil Corp.	244,543	7,693
*	Western Digital Corp.	393,042	7,605
*	Cadence Design
	Systems, Inc.	321,513	7,060
*	Solectron Corp.	1,594,881	5,869
*	Ingram Micro, Inc. Class A	269,347	5,848
*	Compuware Corp.	372,470	4,417
	Molex, Inc. Class A	142,046	3,771
	Jabil Circuit, Inc.	168,965	3,729
*	Avnet, Inc.	91,541	3,629
*	Lexmark International, Inc.	60,694	2,993
	AVX Corp.	91,108	1,525
			384,430
Materials (4.1%)
	E.I. du Pont de
	Nemours & Co.	1,631,456	82,943
	Dow Chemical Co.	1,693,320	74,879
	Alcoa Inc.	1,535,082	62,217
	Freeport-McMoRan
	Copper & Gold, Inc.
	Class B	662,696	54,884
	International Paper Co.	762,954	29,793
	Weyerhaeuser Co.	372,570	29,407
	United States Steel Corp.	209,161	22,746
	PPG Industries, Inc.	289,392	22,026
	Air Products &
	Chemicals, Inc.	248,231	19,950
	Lyondell Chemical Co.	395,565	14,683
	Rohm & Haas Co.	250,562	13,701
	Vulcan Materials Co.	109,096	12,496
	Temple-Inland Inc.	185,858	11,436
	MeadWestvaco Corp.	320,294	11,313
*	Domtar Corp.	916,285	10,226
	Celanese Corp. Series A	249,627	9,681
	Eastman Chemical Co.	147,496	9,488
	International Flavors &
	Fragrances, Inc.	143,019	7,457
	Sonoco Products Co.	167,258	7,160
	Sigma-Aldrich Corp.	151,434	6,462
	Ashland, Inc.	99,776	6,381
	Bemis Co., Inc.	184,871	6,134

45

Value Index Fund

			Market
			Value•
		Shares	($000)
*	Smurfit-Stone Container Corp.	449,503	5,983
	Steel Dynamics, Inc.	56,638	2,374
	Huntsman Corp.	87,681	2,132
			535,952
Telecommunication Services (6.7%)
	AT&T Inc.	11,023,466	457,474
	Verizon Communications Inc.	5,140,895	211,651
	Sprint Nextel Corp.	4,903,390	101,549
	Alltel Corp.	635,909	42,956
	Embarq Corp.	263,906	16,724
	Windstream Corp.	841,620	12,422
	CenturyTel, Inc.	192,610	9,448
	Citizens Communications Co.	598,597	9,141
	Telephone &
	Data Systems, Inc.	90,851	5,685
	Telephone &
	Data Systems, Inc.–
	Special Common Shares	92,003	5,295
			872,345
Utilities (5.9%)
	Exelon Corp.	1,183,089	85,892
	Dominion Resources, Inc.	624,443	53,896
	Southern Co.	1,321,578	45,317
	Duke Energy Corp.	2,215,986	40,553
	Public Service
	Enterprise Group, Inc.	446,308	39,177
	FPL Group, Inc.	680,223	38,596
	Entergy Corp.	357,831	38,413
	FirstEnergy Corp.	538,023	34,826
	PPL Corp.	673,526	31,514
	American Electric
	Power Co., Inc.	698,318	31,452
	Edison International	546,420	30,665
	PG&E Corp.	629,727	28,527
	Sempra Energy	441,153	26,129
	Consolidated Edison Inc.	477,575	21,548
	Progress Energy, Inc.	429,305	19,572
	Ameren Corp.	364,636	17,871
	DTE Energy Co.	313,990	15,141
	Xcel Energy, Inc.	719,543	14,729
	KeySpan Corp.	309,832	13,007
	NiSource, Inc.	483,773	10,019
	Pepco Holdings, Inc.	337,771	9,525
	ONEOK, Inc.	184,633	9,307
	Wisconsin Energy Corp.	206,477	9,132
	CenterPoint Energy Inc.	524,584	9,128
	MDU Resources Group, Inc.	288,398	8,087
	Alliant Energy Corp.	204,834	7,958
	Northeast Utilities	272,666	7,733
	SCANA Corp.	195,742	7,495
*	Reliant Energy, Inc.	272,624	7,347
	Energy East Corp.	277,640	7,244

46

		Market
		Value•
	Shares	($000)
Pinnacle West Capital Corp.	176,667	7,040
Integrys Energy Group, Inc.	132,220	6,708
TECO Energy, Inc.	368,918	6,338
NSTAR	188,344	6,112
DPL Inc.	199,577	5,656
* Dynegy, Inc.	564,951	5,333
Equitable Resources, Inc.	101,868	5,049
		762,036
Total Common Stocks
(Cost $10,285,104)		13,018,633
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1]	Vanguard Market
Liquidity Fund,
5.281%—Note E	13,502,300	13,502
[1]	Vanguard Market
Liquidity Fund, 5.281%	4,872,166	4,872
Total Temporary Cash Investments
(Cost $18,374)		18,374
Total Investments (100.1%)
(Cost $10,303,478)		13,037,007
Other Assets and Liabilities (–0.1%)
Other Assets—Note B		99,295
Liabilities—Note E		(112,685)
		(13,390)
Net Assets (100%)		13,023,617

47

Value Index Fund

At June 30, 2007, net assets consisted of:[2]
Amount
($000)
Paid-in Capital	11,056,744
Undistributed Net Investment Income	2,572
Accumulated Net Realized Losses	(769,228)
Unrealized Appreciation	2,733,529
Net Assets	13,023,617

Investor Shares—Net Assets
Applicable to 173,113,962 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,854,145
Net Asset Value Per Share—
Investor Shares	$28.04

Admiral Shares—Net Assets
Applicable to 107,606,966 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,017,409
Net Asset Value Per Share—
Admiral Shares	$28.04

Signal Shares—Net Assets
Applicable to 209,730 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	6,120
Net Asset Value Per Share—
Signal Shares	$29.18

Institutional Shares—Net Assets
Applicable to 104,346,223 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,926,057
Net Asset Value Per Share—
Institutional Shares	$28.04

ETF Shares—Net Assets
Applicable to 30,877,758 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,219,886
Net Asset Value Per Share—
ETF Shares	$71.89

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

48

Value Index Fund

Statement of Operations

Six Months Ended
June 30, 2007
($000)
Investment Income
Income
Dividends	157,294
Interest1	454
Security Lending	380
Total Income	158,128
Expenses
The Vanguard Group—Note B
Investment Advisory Services	226
Management and Administrative—Investor Shares	3,902
Management and Administrative—Admiral Shares	1,065
Management and Administrative—Signal Shares	—
Management and Administrative—Institutional Shares	519
Management and Administrative—ETF Shares	713
Marketing and Distribution—Investor Shares	536
Marketing and Distribution—Admiral Shares	255
Marketing and Distribution—Signal Shares	—
Marketing and Distribution—Institutional Shares	314
Marketing and Distribution—ETF Shares	234
Custodian Fees	163
Shareholders’ Reports—Investor Shares	63
Shareholders’ Reports—Admiral Shares	4
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	5
Trustees’ Fees and Expenses	7
Total Expenses	8,007
Net Investment Income	150,121
Realized Net Gain (Loss) on Investment Securities Sold	193,668
Change in Unrealized Appreciation (Depreciation) of Investment Securities	443,614
Net Increase (Decrease) in Net Assets Resulting from Operations	787,403

1   Interest income from an affiliated company of the fund was $454,000.

49

Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	150,121	215,630
Realized Net Gain (Loss)	193,668	331,789
Change in Unrealized Appreciation (Depreciation)	443,614	1,209,630
Net Increase (Decrease) in Net Assets Resulting from Operations	787,403	1,757,049
Distributions
Net Investment Income
Investor Shares	(51,494)	(92,045)
Admiral Shares	(33,157)	(56,265)
Signal Shares	(33)	—
Institutional Shares	(31,059)	(42,009)
ETF Shares	(23,243)	(29,028)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(138,986)	(219,347)
Capital Share Transactions—Note F
Investor Shares	184,621	368,080
Admiral Shares	241,804	356,285
Signal Shares	6,280	—
Institutional Shares	575,298	701,714
ETF Shares	470,919	853,064
Net Increase (Decrease) from Capital Share Transactions	1,478,922	2,279,143
Total Increase (Decrease)	2,127,339	3,816,845
Net Assets
Beginning of Period	10,896,278	7,079,433
End of Period1	13,023,617	10,896,278

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of $2,572,000 and ($8,677,000).

50

Value Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,		Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$26.58	$22.29	$21.35	$18.95	$14.65	$18.90
Investment Operations
Net Investment Income	.33	.586	.559	.460	.378	.303
Net Realized and Unrealized
Gain (Loss) on Investments	1.43	4.295	.936	2.399	4.294	(4.238)
Total from Investment Operations	1.76	4.881	1.495	2.859	4.672	(3.935)
Distributions
Dividends from Net Investment Income	(.30)	(.591)	(.555)	(.459)	(.372)	(.315)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.30)	(.591)	(.555)	(.459)	(.372)	(.315)
Net Asset Value, End of Period	$28.04	$26.58	$22.29	$21.35	$18.95	$14.65

Total Return[1]	6.65%	22.15%	7.09%	15.29%	32.25%	–20.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,854	$4,417	$3,376	$3,592	$2,921	$2,197
Ratio of Total Expenses to
Average Net Assets	0.20%*	0.21%	0.21%	0.21%	0.23%	0.23%
Ratio of Net Investment Income to
Average Net Assets	2.41%*	2.48%	2.63%	2.40%	2.38%	1.80%
Portfolio Turnover Rate[2]	12%*	20%	21%	18%	44%3	26%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3  Includes activity related to a change in the fund’s target index.

*  Annualized.

51

Value Index Fund

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	June 30,		Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$26.58	$22.29	$21.35	$18.95	$14.65	$18.90
Investment Operations
Net Investment Income	.340	.611	.581	.479	.392	.315
Net Realized and Unrealized
Gain (Loss) on Investments	1.434	4.295	.936	2.399	4.294	(4.238)
Total from Investment Operations	1.774	4.906	1.517	2.878	4.686	(3.923)
Distributions
Dividends from Net Investment Income	(.314)	(.616)	(.577)	(.478)	(.386)	(.327)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.314)	(.616)	(.577)	(.478)	(.386)	(.327)
Net Asset Value, End of Period	$28.04	$26.58	$22.29	$21.35	$18.95	$14.65

Total Return	6.71%	22.27%	7.20%	15.40%	32.36%	–20.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,017	$2,625	$1,880	$1,075	$773	$480
Ratio of Total Expenses to
Average Net Assets	0.10%*	0.11%	0.11%	0.11%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	2.51%*	2.58%	2.72%	2.50%	2.48%	1.88%
Portfolio Turnover Rate[1]	12%*	20%	21%	18%	44%2	26%

1  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2  Includes activity related to a change in the fund’s target index.

*  Annualized.

52

Value Index Fund

Signal Shares
June 4, 2007[1] to
For a Share Outstanding Throughout the Period	June 30, 2007
Net Asset Value, Beginning of Period	$30.14
Investment Operations
Net Investment Income	.057
Net Realized and Unrealized Gain (Loss) on Investments	(.861)
Total from Investment Operations	(.804)
Distributions
Dividends from Net Investment Income	(.156)
Distributions from Realized Capital Gains	—
Total Distributions	(.156)
Net Asset Value, End of Period	$29.18

Total Return	–2.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6
Ratio of Total Expenses to Average Net Assets	0.10%*
Ratio of Net Investment Income to Average Net Assets	2.51%*
Portfolio Turnover Rate[2]	12%*

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

53

Value Index Fund

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,		Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$26.58	$22.29	$21.35	$18.95	$14.65	$18.90
Investment Operations
Net Investment Income	.344	.618	.588	.485	.400	.322
Net Realized and Unrealized Gain (Loss)
on Investments	1.434	4.295	.936	2.399	4.294	(4.238)
Total from Investment Operations	1.778	4.913	1.524	2.884	4.694	(3.916)
Distributions
Dividends from Net Investment Income	(.318)	(.623)	(.584)	(.484)	(.394)	(.334)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.318)	(.623)	(.584)	(.484)	(.394)	(.334)
Net Asset Value, End of Period	$28.04	$26.58	$22.29	$21.35	$18.95	$14.65

Total Return	6.72%	22.31%	7.23%	15.43%	32.42%	–20.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,926	$2,209	$1,224	$807	$534	$494
Ratio of Total Expenses to
Average Net Assets	0.07%*	0.08%	0.08%	0.08%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.54%*	2.61%	2.76%	2.53%	2.46%	1.91%
Portfolio Turnover Rate[1]	12%*	20%	21%	18%	44%[2]	26%

1  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2  Includes activity related to a change in the fund’s target index.

*  Annualized.

54

Value Index Fund

ETF Shares

	Six Months			Jan. 26,
	Ended	Year Ended		2004[1] to
	June 30,	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$68.14	$57.14	$54.74	$50.34
Investment Operations
Net Investment Income	.872	1.565	1.489	1.184
Net Realized and Unrealized Gain (Loss) on Investments	3.683	11.016	2.392	4.437
Total from Investment Operations	4.555	12.581	3.881	5.621
Distributions
Dividends from Net Investment Income	(.805)	(1.581)	(1.481)	(1.221)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.805)	(1.581)	(1.481)	(1.221)
Net Asset Value, End of Period	$71.89	$68.14	$57.14	$54.74

Total Return	6.72%	22.28%	7.19%	11.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,220	$1,646	$600	$406
Ratio of Total Expenses to Average Net Assets	0.11%*	0.11%	0.11%	0.15%*
Ratio of Net Investment Income to Average Net Assets	2.50%*	2.58%	2.72%	2.46%*
Portfolio Turnover Rate[2]	12%*	20%	21%	18%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

55

Value Index Fund

Notes to Financial Statements

Vanguard Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Signal Shares were first issued on June 4, 2007. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

56

Value Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2007, the fund had contributed capital of $1,148,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.15% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2007, the fund realized $204,629,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2006, the fund had available realized losses of $757,542,000 to offset future net capital gains of $125,066,000 through December 31, 2010, $503,996,000 through December 31, 2011, $40,920,000 through December 31, 2014, and $87,560,000 through December 31, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2007, the cost of investment securities for tax purposes was $10,303,478,000. Net unrealized appreciation of investment securities for tax purposes was $2,733,529,000, consisting of unrealized gains of $2,812,905,000 on securities that had risen in value since their purchase and $79,376,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended June 30, 2007, the fund purchased $2,737,280,000 of investment securities and sold $1,244,823,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at June 30, 2007, was $13,028,000, for which the fund received cash collateral of $13,502,000.

57

Value Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	737,293	27,063	1,129,396	46,421
Issued in Lieu of Cash Distributions	48,491	1,771	86,280	3,512
Redeemed	(601,163)	(21,907)	(847,596)	(35,218)
Net Increase (Decrease)—Investor Shares	184,621	6,927	368,080	14,715
Admiral Shares
Issued	534,483	19,537	835,495	34,242
Issued in Lieu of Cash Distributions	28,857	1,053	48,464	1,973
Redeemed	(321,536)	(11,741)	(527,674)	(21,810)
Net Increase (Decrease)—Admiral Shares	241,804	8,849	356,285	14,405
Signal Shares
Issued	6,249	209	—	—
Issued in Lieu of Cash Distributions	31	1	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—Signal Shares	6,280	210	—	—
Institutional Shares
Issued	724,614	26,744	834,468	33,733
Issued in Lieu of Cash Distributions	25,482	929	31,444	1,273
Redeemed	(174,798)	(6,429)	(164,198)	(6,802)
Net Increase (Decrease)—Institutional Shares	575,298	21,244	701,714	28,204
ETF Shares
Issued	1,015,110	14,224	2,040,089	32,352
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(544,191)	(7,500)	(1,187,025)	(18,700)
Net Increase (Decrease)—ETF Shares	470,919	6,724	853,064	13,652

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

58

Large-Cap Index Fund

Fund Profile

As of June 30, 2007

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	752	751	4,921
Median Market Cap	$47.0B	$47.0B	$32.6B
Price/Earnings Ratio	17.5x	17.5x	18.2x
Price/Book Ratio	2.9x	2.9x	2.9x
Yield		1.8%	1.7%
Investor Shares	1.6%
Admiral Shares	1.7%
Institutional Shares	1.7%
ETF Shares	1.7%
Return on Equity	19.1%	19.1%	18.2%
Earnings Growth Rate	21.1%	21.1%	20.7%
Foreign Holdings	0.4%	0.4%	0.0%
Turnover Rate	6%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.20%[3]
Admiral Shares	0.10%[3]
Institutional Shares	0.08%[3]
ETF Shares	0.07%[3]
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	11%	11%	12%
Consumer Staples	9	9	8
Energy	11	11	10
Financials	21	21	21
Health Care	11	11	11
Industrials	11	11	12
Information Technology	15	15	15
Materials	3	3	4
Telecommunication Services	4	4	3
Utilities	4	4	4

Volatility Measures[4]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.98
Beta	1.00	0.93

Ten Largest Holdings[5] (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	3.3%
General Electric Co.	industrial
	conglomerates	2.7
Microsoft Corp.	systems software	1.8
AT&T Inc.	integrated
	telecommunication
	services	1.8
Citigroup, Inc.	diversified financial
	services	1.7
Bank of America Corp.	diversified financial
	services	1.5
The Procter & Gamble Co.	household products	1.3
Pfizer Inc.	pharmaceuticals	1.3
Chevron Corp.	integrated oil
	and gas	1.2
Johnson & Johnson	pharmaceuticals	1.2
Top Ten		17.8%

Investment Focus

1  MSCI US Prime Market 750 Index.

2  Dow Jones Wilshire 5000 Index.

3  Annualized.

4  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 76.

5  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

59

Large-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 30, 2004–June 30, 2007

Average Annual Total Returns: Periods Ended June 30, 2007

	Inception Date	One Year	Since Inception
Large-Cap Index Fund
Investor Shares2	1/30/2004	20.58%	11.15%
Admiral Shares	2/2/2004	20.67	11.16
Institutional Shares	6/30/2005	20.73	14.84
ETF Shares	1/27/2004
Market Price		20.50	10.86
Net Asset Value		20.72	10.88

1  Six months ended June 30, 2007.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights tables on pages 51–54 for dividend and capital gains information.

60

Large-Cap Index Fund

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Large-Cap Index Fund—is included as an insert to this report.

Statement of Operations
Six Months Ended
June 30, 2007
($000)
Investment Income
Income
Dividends	11,727
Interest[1]	149
Security Lending	43
Total Income	11,919
Expenses
The Vanguard Group—Note B
Investment Advisory Services	66
Management and Administrative—Investor Shares	160
Management and Administrative—Admiral Shares	43
Management and Administrative—Institutional Shares	3
Management and Administrative—ETF Shares	5
Marketing and Distribution—Investor Shares	30
Marketing and Distribution—Admiral Shares	17
Marketing and Distribution—Institutional Shares	11
Marketing and Distribution—ETF Shares	87
Custodian Fees	177
Shareholders’ Reports—Investor Shares	6
Shareholders’ Reports—Admiral Shares	—
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	9
Trustees’ Fees and Expenses	1
Total Expenses	616
Net Investment Income	11,303
Realized Net Gain (Loss)
Investment Securities Sold	5,628
Futures Contracts	183
Realized Net Gain (Loss)	5,811
Change in Unrealized Appreciation (Depreciation)
Investment Securities	72,560
Futures Contracts	(41)
Change in Unrealized Appreciation (Depreciation)	72,519
Net Increase (Decrease) in Net Assets Resulting from Operations	89,633

1  Interest income from an affiliated company of the fund was $142,000.

61

Large-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	11,303	13,500
Realized Net Gain (Loss)	5,811	69,623
Change in Unrealized Appreciation (Depreciation)	72,519	36,281
Net Increase (Decrease) in Net Assets Resulting from Operations	89,633	119,404
Distributions
Net Investment Income
Investor Shares	(1,920)	(2,666)
Admiral Shares	(1,699)	(2,250)
Institutional Shares	(690)	(1,317)
ETF Shares	(6,264)	(7,454)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(10,573)	(13,687)
Capital Share Transactions—Note F
Investor Shares	68,769	96,479
Admiral Shares	56,322	76,475
Institutional Shares	13,169	(13,460)
ETF Shares	261,947	348,745
Net Increase (Decrease) from Capital Share Transactions	400,207	508,239
Total Increase (Decrease)	479,267	613,956
Net Assets
Beginning of Period	1,040,162	426,206
End of Period[1]	1,519,429	1,040,162

1   Net Assets—End of Period includes undistributed (overdistributed) net investment income of $520,000 and ($210,000).

62

Large-Cap Index Fund

Financial Highlights

Investor Shares

	Six Months			Jan. 30,
	Ended	Year Ended		2004[1] to
	June 30,	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$25.42	$22.38	$21.41	$20.00
Investment Operations
Net Investment Income	.20	.393	.328	.39[2]
Net Realized and Unrealized Gain (Loss) on Investments	1.64	3.044	.970	1.41
Total from Investment Operations	1.84	3.437	1.298	1.80
Distributions
Dividends from Net Investment Income	(.19)	(.397)	(.328)	(.39)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.19)	(.397)	(.328)	(.39)
Net Asset Value, End of Period	$27.07	$25.42	$22.38	$21.41

Total Return[3]	7.26%	15.49%	6.12%	9.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$295	$211	$94	$44
Ratio of Total Expenses to Average Net Assets	0.20%*	0.20%	0.20%	0.20%*
Ratio of Net Investment Income to Average Net Assets	1.65%*	1.74%	1.72%	1.92%[2],*
Portfolio Turnover Rate[4]	6%*	9%	9%	5%

1  Inception.

2  Net investment income per share and the ratio of net investment income to average net assets include $.05 and 0.30%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

63

Large-Cap Index Fund

Admiral Shares

	Six Months			Feb. 2,
	Ended	Year Ended		2004[1] to
	June 30,	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$31.78	$27.98	$26.77	$25.08
Investment Operations
Net Investment Income	.271	.514	.431	.501[2]
Net Realized and Unrealized Gain (Loss) on Investments	2.042	3.806	1.209	1.692
Total from Investment Operations	2.313	4.320	1.640	2.193
Distributions
Dividends from Net Investment Income	(.253)	(.520)	(.430)	(.503)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.253)	(.520)	(.430)	(.503)
Net Asset Value, End of Period	$33.84	$31.78	$27.98	$26.77

Total Return	7.30%	15.58%	6.19%	8.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$233	$164	$71	$27
Ratio of Total Expenses to Average Net Assets	0.10%*	0.12%	0.12%	0.12%*
Ratio of Net Investment Income to Average Net Assets	1.75%*	1.82%	1.80%	2.00%2,*
Portfolio Turnover Rate3	6%*	9%	9%	5%

1  Inception.

2  Net investment income per share and the ratio of net investment income to average net assets include $.063 and 0.30%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

64

Large-Cap Index Fund

Institutional Shares
	Six Months	Year	June 30,
	Ended	Ended	2005[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005
Net Asset Value, Beginning of Period	$130.78	$115.14	$109.32
Investment Operations
Net Investment Income	1.126	2.151	.989
Net Realized and Unrealized Gain (Loss) on Investments	8.438	15.660	5.863
Total from Investment Operations	9.564	17.811	6.852
Distributions
Dividends from Net Investment Income	(1.054)	(2.171)	(1.032)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.054)	(2.171)	(1.032)
Net Asset Value, End of Period	$139.29	$130.78	$115.14

Total Return	7.33%	15.61%	6.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$98	$79	$83
Ratio of Total Expenses to Average Net Assets	0.08%*	0.08%	0.08%*
Ratio of Net Investment Income to Average Net Assets	1.77%*	1.86%	1.83%*
Portfolio Turnover Rate[2]	6%*	9%	9%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

65

Large-Cap Index Fund

ETF Shares

	Six Months			Jan. 27,
	Ended	Year Ended		2004[1] to
	June 30,	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$62.92	$55.40	$52.99	$50.01
Investment Operations
Net Investment Income	.55	1.044	.873	.9582
Net Realized and Unrealized Gain (Loss) on Investments	4.05	7.529	2.410	2.983
Total from Investment Operations	4.60	8.573	3.283	3.941
Distributions
Dividends from Net Investment Income	(.51)	(1.053)	(.873)	(.961)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.51)	(1.053)	(.873)	(.961)
Net Asset Value, End of Period	$67.01	$62.92	$55.40	$52.99

Total Return	7.33%	15.61%	6.26%	8.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$894	$587	$178	$48
Ratio of Total Expenses to Average Net Assets	0.07%*	0.07%	0.07%	0.12%*
Ratio of Net Investment Income to Average Net Assets	1.78%*	1.87%	1.84%	2.00%2,*
Portfolio Turnover Rate[3]	6%*	9%	9%	5%

1  Inception.

2  Net investment income per share and the ratio of net investment income to average net assets include $.125 and 0.30%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

66

Large-Cap Index Fund

Notes to Financial Statements

Vanguard Large-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. At June 30, 2007, no Signal Shares have been issued. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

67

Large-Cap Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2007, the fund had contributed capital of $128,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.13% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

68

Large-Cap Index Fund

During the six months ended June 30, 2007, the fund realized $4,077,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2006, the fund had available realized losses of $1,328,000 to offset future net capital gains of $11,000 through December 31, 2013, $463,000 through December 31, 2014, and $854,000 through December 31, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2007, the cost of investment securities for tax purposes was $1,400,421,000. Net unrealized appreciation of investment securities for tax purposes was $125,585,000, consisting of unrealized gains of $149,906,000 on securities that had risen in value since their purchase and $24,321,000 in unrealized losses on securities that had fallen in value since their purchase.

At June 30, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
S&P 500 Index	12	4,546	(8)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended June 30, 2007, the fund purchased $464,087,000 of investment securities and sold $62,374,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at June 30, 2007, was $1,742,000, for which the fund received cash collateral of $1,855,000.

69

Large-Cap Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	115,498	4,383	155,826	6,600
Issued in Lieu of Cash Distributions	1,711	65	2,381	99
Redeemed	(48,440)	(1,841)	(61,728)	(2,616)
Net Increase (Decrease)—Investor Shares	68,769	2,607	96,479	4,083
Admiral Shares
Issued	93,021	2,846	93,916	3,200
Issued in Lieu of Cash Distributions	1,457	44	1,952	65
Redeemed	(38,156)	(1,145)	(19,393)	(658)
Net Increase (Decrease)—Admiral Shares	56,322	1,745	76,475	2,607
Institutional Shares
Issued	15,979	115	255,490	2,024
Issued in Lieu of Cash Distributions	690	5	1,317	11
Redeemed	(3,500)	(25)	(270,267)	(2,154)
Net Increase (Decrease)—Institutional Shares	13,169	95	(13,460)	(119)
ETF Shares
Issued	287,532	4,411	679,485	11,420
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(25,585)	(400)	(330,740)	(5,300)
Net Increase (Decrease)—ETF Shares	261,947	4,011	348,745	6,120

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

70

Total Stock Market Index Fund

Fund Profile

As of June 30, 2007

Portfolio Characteristics
		Target
	Fund	Index1
Number of Stocks	3,686	3,929
Median Market Cap	$33.4B	$33.4B
Price/Earnings Ratio	18.2x	18.2x
Price/Book Ratio	2.9x	2.9x
Yield		1.7%
Investor Shares	1.6%
Admiral Shares	1.7%
Signal Shares	1.7%
Institutional Shares	1.7%
ETF Shares	1.7%
Return on Equity	18.2%	18.2%
Earnings Growth Rate	20.8%	20.7%
Foreign Holdings	0.4%	0.4%
Turnover Rate	3%2	—
Expense Ratio		—
Investor Shares	0.16%2
Admiral Shares	0.08%2
Signal Shares	0.08%2
Institutional Shares	0.05%2
ETF Shares	0.07%2
Short-Term Reserves	0%	—

Sector Diversification (% of portfolio)
		Target
	Fund	Index[1]
Consumer Discretionary	11%	11%
Consumer Staples	8	8
Energy	10	10
Financials	21	21
Health Care	12	12
Industrials	12	12
Information Technology	16	16
Materials	3	3
Telecommunication Services	3	3
Utilities	4	4

Volatility Measures[3]
Fund Versus
Spliced Index4
R-Squared	1.00
Beta	1.00

Ten Largest Holdings[5] (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	2.8%
General Electric Co.	industrial
	conglomerates	2.3
Microsoft Corp.	systems software	1.5
AT&T Inc.	integrated
	telecommunication
	services	1.5
Citigroup, Inc.	diversified
	financial services	1.5
Bank of America Corp.	diversified
	financial services	1.3
The Procter & Gamble Co.	household products	1.1
Pfizer Inc.	pharmaceuticals	1.1
Chevron Corp.	integrated oil and gas	1.1
Johnson & Johnson	pharmaceuticals	1.1
Top Ten		15.3%

Investment Focus

1  MSCI US Broad Market Index.

2  Annualized.

3  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 76.

4  Dow Jones Wilshire 5000 Index through April 22, 2005; MSCI US Broad Market Index thereafter.

5  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

71

Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1996–June 30, 2007

Average Annual Total Returns: Periods Ended June 30, 2007

	Inception Date	One Year	Five Years	Ten Years
Total Stock Market Index Fund
Investor Shares[3]	4/27/1992	20.21%	11.76%	7.60%
Admiral Shares	11/13/2000	20.32	11.85	4.514
Signal Shares	9/1/2006	17.144	—	—
Institutional Shares	7/7/1997	20.39	11.90	7.464
ETF Shares	5/24/2001
Market Price		20.25	11.73	5.554
Net Asset Value		20.35	11.85	5.574

1  Six months ended June 30, 2007.

2  Dow Jones Wilshire 5000 Index through April 22, 2005; MSCI US Broad Market Index thereafter.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables on pages 63–67 for dividend and capital gains information.

72

Total Stock Market Index Fund

The Statement of Net Assets–Investments Summary—an integral part of the Financial Statements for Vanguard Total Stock Market Index Fund—is included as an insert to this report.

Statement of Operations
Six Months Ended
June 30, 2007
($000)
Investment Income
Income
Dividends	802,572
Interest[1]	18,653
Security Lending	13,286
Total Income	834,511
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,420
Management and Administrative—Investor Shares	27,852
Management and Administrative—Admiral Shares	8,618
Management and Administrative—Signal Shares	124
Management and Administrative—Institutional Shares	1,240
Management and Administrative—ETF Shares	1,326
Marketing and Distribution—Investor Shares	5,405
Marketing and Distribution—Admiral Shares	2,264
Marketing and Distribution—Signal Shares	29
Marketing and Distribution—Institutional Shares	1,632
Marketing and Distribution—ETF Shares	968
Custodian Fees	555
Shareholders’ Reports—Investor Shares	324
Shareholders’ Reports—Admiral Shares	37
Shareholders’ Reports—Signal Shares	9
Shareholders’ Reports—Institutional Shares	20
Shareholders’ Reports—ETF Shares	91
Trustees’ Fees and Expenses	49
Total Expenses	51,963
Net Investment Income	782,548
Realized Net Gain (Loss)
Investment Securities Sold	1,158,107
Futures Contracts	31,257
Realized Net Gain (Loss)	1,189,364
Change in Unrealized Appreciation (Depreciation)
Investment Securities	4,723,095
Futures Contracts	(8,144)
Change in Unrealized Appreciation (Depreciation)	4,714,951
Net Increase (Decrease) in Net Assets Resulting from Operations	6,686,863

1  Interest income from an affiliated company of the fund was $18,009,000.

73

Total Stock Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	782,548	1,283,120
Realized Net Gain (Loss)	1,189,364	921,981
Change in Unrealized Appreciation (Depreciation)	4,714,951	8,818,237
Net Increase (Decrease) in Net Assets Resulting from Operations	6,686,863	11,023,338
Distributions
Net Investment Income
Investor Shares	(335,023)	(572,472)
Admiral Shares	(235,737)	(415,805)
Signal Shares	(3,537)	(2,468)
Institutional Shares	(100,887)	(193,310)
ETF Shares	(65,205)	(108,438)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(740,389)	(1,292,493)
Capital Share Transactions—Note F
Investor Shares	4,373,770	4,821,192
Admiral Shares	1,940,533	3,467,146
Signal Shares	337,172	369,757
Institutional Shares	679,945	1,171,149
ETF Shares	1,186,582	497,536
Net Increase (Decrease) from Capital Share Transactions	8,518,002	10,326,780
Total Increase (Decrease)	14,464,476	20,057,625
Net Assets
Beginning of Period	85,477,198	65,419,573
End of Period1	99,941,674	85,477,198

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($20,913,000) and ($63,072,000).

74

Total Stock Market Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,		Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$34.09	$30.00	$28.77	$25.99	$20.07	$25.74
Investment Operations
Net Investment Income	.29	.523	.466	.4451	.325	.295
Net Realized and Unrealized
Gain (Loss) on Investments	2.25	4.091	1.237	2.780	5.922	(5.672)
Total from Investment Operations	2.54	4.614	1.703	3.225	6.247	(5.377)
Distributions
Dividends from Net Investment Income	(.27)	(.524)	(.473)	(.445)	(.327)	(.293)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.27)	(.524)	(.473)	(.445)	(.327)	(.293)
Net Asset Value, End of Period	$36.36	$34.09	$30.00	$28.77	$25.99	$20.07

Total Return[2]	7.47%	15.51%	5.98%	12.52%	31.35%	–20.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$46,261	$39,095	$29,785	$31,718	$24,059	$14,254
Ratio of Total Expenses to
Average Net Assets	0.16%*	0.19%	0.19%	0.19%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.65%*	1.66%	1.62%	1.70%1	1.49%	1.32%
Portfolio Turnover Rate[3]	3%*	4%	12%[4]	4%	2%	2%

1  Net investment income per share and the ratio of net investment income to average net assets include $.063 and 0.25%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

4  Includes activity related to a change in the fund’s target index.

*  Annualized.

75

Total Stock Market Index Fund

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	June 30,		Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$34.09	$30.00	$28.77	$25.99	$20.07	$25.75
Investment Operations
Net Investment Income	.301	.555	.495	.468[1]	.336	.296
Net Realized and Unrealized Gain (Loss)
on Investments	2.253	4.091	1.237	2.780	5.922	(5.672)
Total from Investment Operations	2.554	4.646	1.732	3.248	6.258	(5.376)
Distributions
Dividends from Net Investment Income	(.284)	(.556)	(.502)	(.468)	(.338)	(.304)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.284)	(.556)	(.502)	(.468)	(.338)	(.304)
Net Asset Value, End of Period	$36.36	$34.09	$30.00	$28.77	$25.99	$20.07

Total Return	7.51%	15.63%	6.09%	12.61%	31.42%	–20.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$30,634	$26,853	$20,347	$10,856	$7,969	$4,069
Ratio of Total Expenses to
Average Net Assets	0.08%*	0.09%	0.09%	0.10%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.73%*	1.76%	1.72%	1.79%1	1.54%	1.39%
Portfolio Turnover Rate[2]	3%*	4%	12%[3]	4%	2%	2%

1  Net investment income per share and the ratio of net investment income to average net assets include $.063 and 0.25%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3  Includes activity related to a change in the fund’s target index.

*  Annualized.

76

Total Stock Market Index Fund

Signal Shares
	Six Months	Sept. 1,
	Ended	2006[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$32.91	$30.47
Investment Operations
Net Investment Income	.292	.181
Net Realized and Unrealized Gain (Loss) on Investments	2.174	2.536
Total from Investment Operations	2.466	2.717
Distributions
Dividends from Net Investment Income	(.276)	(.277)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.276)	(.277)
Net Asset Value, End of Period	$35.10	$32.91

Total Return	7.52%	8.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$744	$381
Ratio of Total Expenses to Average Net Assets	0.08%*	0.09%*
Ratio of Net Investment Income to Average Net Assets	1.73%*	1.76%*
Portfolio Turnover Rate[2]	3%*	4%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

77

Total Stock Market Index Fund

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,		Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$34.10	$30.00	$28.77	$26.00	$20.07	$25.75
Investment Operations
Net Investment Income	.31	.573	.504	.4651	.360	.311
Net Realized and Unrealized Gain (Loss)
on Investments	2.25	4.091	1.237	2.780	5.922	(5.672)
Total from Investment Operations	2.56	4.664	1.741	3.245	6.282	(5.361)
Distributions
Dividends from Net Investment Income	(.29)	(.564)	(.511)	(.475)	(.352)	(.319)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.29)	(.564)	(.511)	(.475)	(.352)	(.319)
Net Asset Value, End of Period	$36.37	$34.10	$30.00	$28.77	$26.00	$20.07

Total Return	7.53%	15.69%	6.12%	12.60%	31.55%	–20.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,739	$12,262	$9,676	$10,181	$8,000	$4,466
Ratio of Total Expenses to
Average Net Assets	0.05%*	0.06%	0.06%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.76%*	1.79%	1.75%	1.82%[1]	1.62%	1.45%
Portfolio Turnover Rate[2]	3%*	4%	12%[3]	4%	2%	2%

1  Net investment income per share and the ratio of net investment income to average net assets include $.063 and 0.25%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3  Includes activity related to a change in the fund’s target index.

*  Annualized.

78

Total Stock Market Index Fund

ETF Shares
	Six
	Months
	Ended
For a Share Outstanding	June 30,		Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$140.08	$123.25	$118.21	$106.81	$82.47	$105.80
Investment Operations
Net Investment Income	1.249	2.303	2.053	1.8931	1.381	1.259
Net Realized and Unrealized Gain (Loss)
on Investments	9.253	16.829	5.070	11.409	24.341	(23.337)
Total from Investment Operations	10.502	19.132	7.123	13.302	25.722	(22.078)
Distributions
Dividends from Net Investment Income	(1.182)	(2.302)	(2.083)	(1.902)	(1.382)	(1.252)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.182)	(2.302)	(2.083)	(1.902)	(1.382)	(1.252)
Net Asset Value, End of Period	$149.40	$140.08	$123.25	$118.21	$106.81	$82.47

Total Return	7.52%	15.66%	6.10%	12.57%	31.43%	–20.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,563	$6,885	$5,612	$4,259	$2,517	$1,290
Ratio of Total Expenses to
Average Net Assets	0.07%*	0.07%	0.07%	0.13%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.74%*	1.78%	1.74%	1.79%[1]	1.54%	1.38%
Portfolio Turnover Rate[2]	3%*	4%	12%3	4%	2%	2%

1  Net investment income per share and the ratio of net investment income to average net assets include $.259 and 0.25%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3  Includes activity related to a change in the fund’s target index.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

79

Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

80

Total Stock Market Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2007, the fund had contributed capital of $8,680,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 8.68% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2007, the fund realized $1,256,515,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2006, the fund had available realized losses of $1,908,675,000 to offset future net capital gains of $60,790,000 through December 31, 2009, $439,204,000 through December 31, 2010, $411,583,000 through December 31, 2011, $762,181,000 through December 31, 2013, and $234,917,000 through December 31, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

81

Total Stock Market Index Fund

At June 30, 2007, the cost of investment securities for tax purposes was $77,142,167,000. Net unrealized appreciation of investment securities for tax purposes was $24,150,095,000, consisting of unrealized gains of $26,295,007,000 on securities that had risen in value since their purchase and $2,144,912,000 in unrealized losses on securities that had fallen in value since their purchase.

At June 30, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the unrealized appreciation (depreciation) were:

			($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
S&P 500 Index	1,544	584,944	(6,635)
S&P MidCap 400 Index	79	35,716	(280)
Russell 2000 Index	24	10,105	2

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended June 30, 2007, the fund purchased $12,114,701,000 of investment securities and sold $3,659,994,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at June 30, 2007, was $1,153,319,000, for which the fund received cash collateral of $1,230,484,000.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	$7,153,110	203,621	$9,913,509	314,269
Issued in Lieu of Cash Distributions	328,961	9,261	558,647	17,492
Redeemed	(3,108,301)	(87,381)	(5,650,964)	(177,927)
Net Increase (Decrease)—Investor Shares	4,373,770	125,501	4,821,192	153,834
Admiral Shares
Issued	3,854,999	108,836	6,057,169	191,210
Issued in Lieu of Cash Distributions	208,059	5,856	367,282	11,502
Redeemed	(2,122,525)	(59,865)	(2,957,305)	(93,352)
Net Increase (Decrease)—Admiral Shares	1,940,533	54,827	3,467,146	109,360
Signal Shares
Issued	364,137	10,415	376,857	11,812
Issued in Lieu of Cash Distributions	3,367	98	2,468	77
Redeemed	(30,332)	(888)	(9,568)	(302)
Net Increase (Decrease)—Signal Shares	337,172	9,625	369,757	11,587

82

Total Stock Market Index Fund

	Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	2,834,103	79,578	2,842,672	89,979
Issued in Lieu of Cash Distributions	82,634	2,326	158,666	4,968
Redeemed	(2,236,792)	(63,745)	(1,830,189)	(57,854)
Net Increase (Decrease)—Institutional Shares	679,945	18,159	1,171,149	37,093
ETF Shares
Issued	2,394,289	16,413	2,058,789	15,769
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,207,707)	(8,250)	(1,561,253)	(12,150)
Net Increase (Decrease)—ETF Shares	1,186,582	8,163	497,536	3,619

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

83

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The tables illustrate your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

84

Six Months Ended June 30, 2007[1]
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Index Fund	12/31/2006	6/30/2007	Period2
Based on Actual Fund Return
Growth
Investor Shares	$1,000.00	$1,079.38	$1.13
Admiral Shares	1,000.00	1,080.00	0.52
Institutional Shares	1,000.00	1,080.17	0.36
ETF Shares	1,000.00	1,079.77	0.57
Value
Investor Shares	$1,000.00	$1,066.52	$1.02
Admiral Shares	1,000.00	1,067.06	0.51
Institutional Shares	1,000.00	1,067.21	0.36
ETF Shares	1,000.00	1,067.18	0.56
Large-Cap
Investor Shares	$1,000.00	$1,072.57	$1.03
Admiral Shares	1,000.00	1,072.98	0.51
Institutional Shares	1,000.00	1,073.33	0.41
ETF Shares	1,000.00	1,073.32	0.36
Total Stock Market
Investor Shares	$1,000.00	$1,074.72	$0.82
Admiral Shares	1,000.00	1,075.13	0.41
Signal Shares	1,000.00	1,075.15	0.41
Institutional Shares	1,000.00	1,075.30	0.26
ETF Shares	1,000.00	1,075.21	0.36

1  This table does not include data for funds or share classes of funds with fewer than six months of history.

2  The calculations are based on expenses incurred in the most recent six-month period.The funds’ annualized six-month expense ratios for that period are: 0.22% for the Growth Index Fund Investor Shares, 0.10% for Admiral Shares, 0.07% for Institutional Shares, and 0.11% for ETF Shares; 0.20% for the Value Index Fund Investor Shares, 0.10% for Admiral Shares, 0.07% for Institutional Shares, and 0.11% for ETF Shares; 0.20% for the Large-Cap Index Fund Investor Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares, and 0.07% for ETF Shares; 0.16% for the Total Stock Market Index Fund Investor Shares, 0.08% for Admiral Shares, 0.08% for Signal Shares, 0.05% for Institutional Shares, and 0.07% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

85

Six Months Ended June 30, 2007[1]
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Index Fund	12/31/2006	6/30/2007	Period[2]
Based on Hypothetical 5% Yearly Return
Growth
Investor Shares	$1,000.00	$1,023.70	$1.10
Admiral Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.45	0.35
ETF Shares	1,000.00	1,024.25	0.55
Value
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.45	0.35
ETF Shares	1,000.00	1,024.25	0.55
Large-Cap
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.40	0.40
ETF Shares	1,000.00	1,024.45	0.35
Total Stock Market
Investor Shares	$1,000.00	$1,024.00	$0.80
Admiral Shares	1,000.00	1,024.40	0.40
Signal Shares	1,000.00	1,024.40	0.40
Institutional Shares	1,000.00	1,024.55	0.25
ETF Shares	1,000.00	1,024.45	0.35

1  This table does not include data for funds or share classes of funds with fewer than six months of history.

2  The calculations are based on expenses incurred in the most recent six-month period.The funds’ annualized six-month expense ratios for that period are: 0.22% for the Growth Index Fund Investor Shares, 0.10% for Admiral Shares, 0.07% for Institutional Shares, and 0.11% for ETF Shares; 0.20% for the Value Index Fund Investor Shares, 0.10% for Admiral Shares, 0.07% for Institutional Shares, and 0.11% for ETF Shares; 0.20% for the Large-Cap Index Fund Investor Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares, and 0.07% for ETF Shares; 0.16% for the Total Stock Market Index Fund Investor Shares, 0.08% for Admiral Shares, 0.08% for Signal Shares, 0.05% for Institutional Shares, and 0.07% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

86

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Growth Index Fund, Value Index Fund, Large-Cap Index Fund, and Total Stock Market Index Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both short- and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Mr. Sauter has led the Quantitative Equity Group since 1987. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of their target benchmarks and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost

The board concluded that the funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. The board noted that the funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

87

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

88

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief
Trustee since May 1987;	Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each
Chairman of the Board and	of the investment companies served by The Vanguard Group.
Chief Executive Officer
147 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono
Trustee since January 2001	ventures in education); Senior Advisor to Greenwich Associates (international
147 Vanguard Funds Overseen	business strategy consulting); Successor Trustee of Yale University; Overseer of
the Stern School of Business at New York University; Trustee of the Whitehead
Institute for Biomedical Research.
Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief
Trustee since December 2001[2]	Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the
147 Vanguard Funds Overseen	American Chemistry Council;Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005;Trustee of Drexel University and of the
Chemical Heritage Foundation.
Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences,
147 Vanguard Funds Overseen	Annenberg School for Communication, and Graduate School of Education of the
University of Pennsylvania since 2004; Provost (2001–2004) and Laurance S.
Rockefeller Professor of Politics and the University Center for Human Values
(1990–2004), Princeton University; Director of Carnegie Corporation of New York
since 2005 and of Schuylkill River Development Corporation and Greater
Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
147 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of
Trustee since December 2004	Finance and Banking, Harvard Business School; Senior Associate Dean, Director
147 Vanguard Funds Overseen	of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School;
Director and Chairman of UNX, Inc. (equities trading firm) since 2003; Chair of the
Investment Committee of HighVista Strategies LLC (private investment firm) since
2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief
Trustee since January 1993	Executive Officer, and Director of NACCO Industries, Inc. (forklift
147 Vanguard Funds Overseen	trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief
Trustee since April 1985	Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc.
147 Vanguard Funds Overseen	(diesel engines) and AmerisourceBergen Corp. (pharmaceutical distribution);
Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The
Secretary since July 2005	Vanguard Group, Inc., since 2006; General Counsel of The Vanguard Group since
147 Vanguard Funds Overseen	2005; Secretary of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2005; Principal of The Vanguard Group
(1997–2006).

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard
Treasurer since July 1998	Group, Inc.;Treasurer of each of the investment companies served by The
147 Vanguard Funds Overseen	Vanguard Group.

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1  Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Signal, Connect with Vanguard, and
the ship logo are trademarks of The Vanguard Group,
Inc.
Direct Investor Account Services > 800-662-2739
S&P 500® , Standard & Poor’s 500, and 500 are
Institutional Investor Services > 800-523-1036
trademarks of The McGraw-Hill Companies, Inc., and
Text Telephone for People	have been licensed for use by The Vanguard Group, Inc.
With Hearing Impairment > 800-952-3335	Vanguard mutual funds are not sponsored, endorsed,
sold, or promoted by Standard & Poor’s, and Standard &
Poor’s makes no representation regarding the
advisability of investing in the funds.
This material may be used in conjunction
with the offering of shares of any Vanguard	All other marks are the exclusive property of their
fund only if preceded or accompanied by
the fund’s current prospectus.	respective owners. All comparative mutual fund data are
from Lipper Inc. or Morningstar, Inc., unless otherwise
noted.

You can obtain a free copy of Vanguard’s proxy voting
You can review and copy information about your fund	guidelines by visiting our website, www.vanguard.com,
at the SEC’s Public Reference Room in Washington,	and searching for “proxy voting guidelines,” or by calling
D.C.To find out more about this public service, call the	Vanguard at 800-662-2739. They are also available from
SEC at 202-551-8090. Information about your fund is	the SEC’s website, www.sec.gov. In addition, you may
also available on the SEC’s website, and you can receive	obtain a free report on how your fund voted the proxies
copies of this information, for a fee, by sending a	for securities it owned during the 12 months ended June
request in either of two ways: via e-mail addressed to	30. To get the report, visit either www.vanguard.com
publicinfo@sec.gov or via regular mail addressed to the	or www.sec.gov.
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q852 082007

Vanguard® U.S. Stock Index Funds

Large-Cap Index Fund

Statement of Net Assets (unaudited)

As of June 30, 2007

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (10.8%)
	Home Depot, Inc.	210,978	8,302
	Time Warner, Inc.	394,432	8,299
	The Walt Disney Co.	201,216	6,870
	McDonald’s Corp.	124,479	6,319
*	Comcast Corp. Class A	201,526	5,667
	Target Corp.	84,353	5,365
	Lowe’s Cos., Inc.	149,441	4,586
	News Corp., Class A	191,741	4,067
*	Comcast Corp.
	Special Class A	108,977	3,047
*	Viacom Inc. Class B	62,808	2,615
	The McGraw-Hill Cos., Inc.	36,603	2,492
	Johnson Controls, Inc.	20,356	2,357
	CBS Corp.	70,605	2,353
*	Amazon.com, Inc.	32,176	2,201
	Carnival Corp.	45,050	2,197
*	Kohl’s Corp.	30,422	2,161
	Macy’s Inc.	54,274	2,159
	NIKE, Inc. Class B	34,970	2,038
*	Starbucks Corp.	77,558	2,035
	Best Buy Co., Inc.	42,338	1,976
	Clear Channel
	Communications, Inc.	48,508	1,835
	Omnicom Group Inc.	34,542	1,828
*	Coach, Inc.	38,263	1,813
	Yum! Brands, Inc.	54,864	1,795
	Staples, Inc.	74,675	1,772
	Ford Motor Co.	187,919	1,770
	General Motors Corp.	46,691	1,765
	Harrah’s Entertainment, Inc.	19,258	1,642
*	DIRECTV Group, Inc.	69,566	1,608

1

			Market
			Value•
		Shares	($000)
	J.C. Penney Co., Inc.
	(Holding Co.)	22,133	1,602
	Harley-Davidson, Inc.	26,708	1,592
	Marriott International, Inc.
	Class A	36,104	1,561
*	Liberty Media Corp.–
	Capital Series A	12,732	1,498
	Starwood Hotels &
	Resorts Worldwide, Inc.	22,188	1,488
*	Sears Holdings Corp.	8,738	1,481
*	Liberty Media Corp.–
	Interactive Series A	64,367	1,437
	International Game
	Technology	34,970	1,388
	Gannett Co., Inc.	24,217	1,331
	TJX Cos., Inc.	46,950	1,291
	Fortune Brands, Inc.	15,611	1,286
	Hilton Hotels Corp.	37,952	1,270
	News Corp., Class B	51,037	1,171
	The Gap, Inc.	58,589	1,119
*	MGM Mirage, Inc.	13,248	1,093
	Nordstrom, Inc.	21,206	1,084
*	Bed Bath & Beyond, Inc.	29,314	1,055
	Mattel, Inc.	40,748	1,031
	Limited Brands, Inc.	37,094	1,018
*	EchoStar Communications
	Corp. Class A	21,338	925
	^Garmin Ltd.	12,290	909
	Whirlpool Corp.	8,041	894
*	Apollo Group, Inc. Class A	15,112	883
	Genuine Parts Co.	17,556	871
*	Office Depot, Inc.	28,620	867
*	Cablevision Systems
	NY Group Class A	23,665	856
	VF Corp.	9,239	846
	Newell Rubbermaid, Inc.	28,721	845
*	Las Vegas Sands Corp.	10,990	840
	Eastman Kodak Co.	29,822	830
*	Liberty Global, Inc. Class A	19,767	811
	Sherwin-Williams Co.	11,797	784
	H & R Block, Inc.	33,410	781
	Harman International
	Industries, Inc.	6,474	756
*	Wyndham Worldwide Corp.	20,553	745
	Tiffany & Co.	13,976	742
*	Liberty Global, Inc. Series C	18,790	738
*	IAC/InterActiveCorp	20,868	722
*	AutoZone Inc.	5,169	706
	Dollar General Corp.	32,092	703
	Virgin Media Inc.	28,756	701
*	Expedia, Inc.	22,832	669
	Abercrombie & Fitch Co.	9,141	667

2

			Market
			Value•
		Shares	($000)
*	The Goodyear Tire &
	Rubber Co.	19,095	664
*	Discovery Holding Co.
	Class A	27,594	634
	Darden Restaurants Inc.	14,194	624
	Polo Ralph Lauren Corp.	6,291	617
	Royal Caribbean Cruises, Ltd.	14,204	610
	Tim Hortons, Inc.	19,778	608
	Black & Decker Corp.	6,819	602
	D. R. Horton, Inc.	29,130	581
*	Mohawk Industries, Inc.	5,656	570
*	CarMax, Inc.	22,160	565
*	GameStop Corp. Class A	14,241	557
*	R.H. Donnelley Corp.	7,249	549
	Idearc Inc.	15,070	532
	American Eagle
	Outfitters, Inc.	20,631	529
	Lamar Advertising Co.
	Class A	8,424	529
	Wynn Resorts Ltd.	5,814	521
*	Interpublic Group of Cos., Inc.	45,381	517
	BorgWarner, Inc.	6,010	517
	Family Dollar Stores, Inc.	14,922	512
	Pulte Homes, Inc.	22,439	504
	Centex Corp.	12,295	493
	Hasbro, Inc.	15,545	488
	Lennar Corp. Class A	13,111	479
	Autoliv, Inc.	8,389	477
	The Stanley Works	7,712	468
	ServiceMaster Co.	30,058	465
*	Dollar Tree Stores, Inc.	10,612	462
	PetSmart, Inc.	14,145	459
*	Penn National Gaming, Inc.	7,431	447
	RadioShack Corp.	13,461	446
	Ross Stores, Inc.	14,483	446
*	Chico’s FAS, Inc.	18,272	445
	Washington Post Co. Class B	572	444
	Station Casinos, Inc.	5,061	439
	Advance Auto Parts, Inc.	10,816	438
*	^Sirius Satellite Radio, Inc.	142,413	430
	E.W. Scripps Co. Class A	9,206	421
*	O’Reilly Automotive, Inc.	11,249	411
	Leggett & Platt, Inc.	18,360	405
	Liz Claiborne, Inc.	10,573	394
	Brinker International, Inc.	12,592	369
	Wendy’s International, Inc.	9,844	362
*	AutoNation, Inc.	16,023	360
	^New York Times Co. Class A	14,003	356
	Foot Locker, Inc.	15,999	349
*	Toll Brothers, Inc.	13,455	336
*	Career Education Corp.	9,859	333
*	XM Satellite Radio
	Holdings, Inc.	27,667	326
*	NVR, Inc.	468	318
	Jones Apparel Group, Inc.	11,197	316
	Williams-Sonoma, Inc.	9,856	311

3

			Market
			Value•
		Shares	($000)
	KB Home	7,872	310
	Brunswick Corp.	9,348	305
*	Urban Outfitters, Inc.	11,960	287
	Boyd Gaming Corp.	5,794	285
	Gentex Corp.	13,992	276
	Circuit City Stores, Inc.	18,120	273
*	Getty Images, Inc.	5,576	267
	Tribune Co.	8,287	244
	Weight Watchers
	International, Inc.	3,663	186
	The McClatchy Co. Class A	5,758	146
*	CTC Media, Inc.	3,888	106
			163,541
Consumer Staples (8.7%)
	The Procter & Gamble Co.	326,151	19,957
	Altria Group, Inc.	216,773	15,204
	Wal-Mart Stores, Inc.	258,455	12,434
	The Coca-Cola Co.	215,438	11,270
	PepsiCo, Inc.	169,245	10,976
	Kraft Foods Inc.	169,005	5,957
	CVS/Caremark Corp.	158,998	5,795
	Walgreen Co.	103,486	4,506
	Anheuser-Busch Cos., Inc.	79,400	4,141
	Colgate-Palmolive Co.	53,012	3,438
	Kimberly-Clark Corp.	47,138	3,153
	Costco Wholesale Corp.	46,749	2,736
	Sysco Corp.	63,731	2,102
	General Mills, Inc.	35,660	2,083
	Archer-Daniels-Midland Co.	60,714	2,009
	The Kroger Co.	69,519	1,956
	Avon Products, Inc.	45,884	1,686
	H.J. Heinz Co.	34,077	1,618
	Safeway, Inc.	45,479	1,548
	ConAgra Foods, Inc.	52,258	1,404
	Kellogg Co.	26,684	1,382
	Sara Lee Corp.	75,657	1,316
	Reynolds American Inc.	18,301	1,193
	Bunge Ltd.	12,386	1,047
	Wm. Wrigley Jr. Co.	18,548	1,026
	SuperValu Inc.	21,491	995
	The Clorox Co.	15,615	970
	Campbell Soup Co.	24,034	933
	UST, Inc.	16,550	889
	Carolina Group	11,222	867
	The Hershey Co.	16,688	845
Coca-Cola Enterprises, Inc.	27,320	656
Tyson Foods, Inc.	26,876	619
Molson Coors Brewing Co.
Class B	6,615	612
Whole Foods Market, Inc.	14,466	554
The Estee Lauder Cos. Inc.
Class A	12,122	552

4

			Market
			Value•
		Shares	($000)
*	Energizer Holdings, Inc.	5,518	550
*	Constellation Brands, Inc.
	Class A	21,660	526
	The Pepsi Bottling Group, Inc.	14,111	475
	McCormick & Co., Inc.	11,996	458
	Dean Foods Co.	13,738	438
	Brown-Forman Corp. Class B	5,467	400
*	Smithfield Foods, Inc.	11,741	362
	Hormel Foods Corp.	7,813	292
*	Bare Escentuals, Inc.	5,595	191
	PepsiAmericas, Inc.	6,700	165
	Wm. Wrigley Jr. Co. Class B	1,719	95
			132,381
Energy (10.7%)
	ExxonMobil Corp.	592,137	49,668
	Chevron Corp.	225,275	18,977
	ConocoPhillips Co.	161,455	12,674
	Schlumberger Ltd.	121,791	10,345
	Occidental Petroleum Corp.	86,673	5,017
	Valero Energy Corp.	62,456	4,613
	Marathon Oil Corp.	72,621	4,354
	Devon Energy Corp.	43,575	3,411
	Halliburton Co.	95,017	3,278
*	Transocean Inc.	30,198	3,200
	Apache Corp.	34,233	2,793
	Baker Hughes, Inc.	33,099	2,785
	Anadarko Petroleum Corp.	45,081	2,344
	XTO Energy, Inc.	35,946	2,160
	Williams Cos., Inc.	61,636	1,949
*	Weatherford International Ltd.	35,003	1,934
*	National Oilwell Varco Inc.	18,172	1,894
	EOG Resources, Inc.	25,146	1,837
	GlobalSantaFe Corp.	24,150	1,745
	Spectra Energy Corp.	65,122	1,691
	Chesapeake Energy Corp.	45,152	1,562
	Hess Corp.	26,144	1,541
	Noble Corp.	13,935	1,359
	Peabody Energy Corp.	27,294	1,320
	El Paso Corp.	72,773	1,254
	Smith International, Inc.	20,667	1,212
	Noble Energy, Inc.	17,567	1,096
	Murphy Oil Corp.	18,382	1,093
*	Nabors Industries, Inc.	30,960	1,033
	Sunoco, Inc.	12,552	1,000
	ENSCO International, Inc.	15,581	951
*	Ultra Petroleum Corp.	15,702	867
	CONSOL Energy, Inc.	18,798	867
	BJ Services Co.	30,234	860
*	Cameron International Corp.	11,533	824
	Tesoro Corp.	14,042	803
*	Southwestern Energy Co.	17,340	772
	Diamond Offshore Drilling, Inc.	7,133	724

5

			Market
			Value•
		Shares	($000)
*	Grant Prideco, Inc.	13,241	713
*	Pride International, Inc.	16,867	632
	Pioneer Natural Resources Co.	12,777	622
*	Newfield Exploration Co.	13,296	606
	Range Resources Corp.	15,169	567
*	FMC Technologies Inc.	6,994	554
	Arch Coal, Inc.	14,593	508
	Rowan Cos., Inc.	11,399	467
	Patterson-UTI Energy, Inc.	16,252	426
	Cimarex Energy Co.	8,521	336
	Pogo Producing Co.	6,085	309
*	CNX Gas Corp.	3,091	95
			161,642
Financials (20.8%)
	Citigroup, Inc.	506,767	25,992
	Bank of America Corp.	460,811	22,529
	JPMorgan Chase & Co.	357,855	17,338
	American International
	Group, Inc.	228,431	15,997
	Wells Fargo & Co.	329,354	11,583
	Wachovia Corp.	196,849	10,089
	The Goldman
	Sachs Group, Inc.	38,416	8,327
	Morgan Stanley	98,995	8,304
	Merrill Lynch & Co., Inc.	86,578	7,236
	American Express Co.	111,337	6,812
	Fannie Mae	100,819	6,587
	U.S. Bancorp	182,496	6,013
	MetLife, Inc.	78,578	5,067
	Prudential Financial, Inc.	49,343	4,798
*	Berkshire Hathaway Inc.
	Class B	1,296	4,672
	Freddie Mac	71,607	4,347
	Washington Mutual, Inc.	96,997	4,136
	The Travelers Cos., Inc.	69,837	3,736
	The Allstate Corp.	60,718	3,735
	Lehman Brothers
	Holdings, Inc.	46,205	3,443
	Capital One Financial Corp.	42,376	3,324

6

		Market
		Value•
	Shares	($000)
The Hartford Financial
Services Group Inc.	33,130	3,264
The Bank of
New York Co., Inc.	78,234	3,242
SunTrust Banks, Inc.	34,817	2,985
AFLAC Inc.	51,130	2,628
PNC Financial Services Group	35,755	2,559
Regions Financial Corp.	75,397	2,496
Franklin Resources Corp.	18,404	2,438
SLM Corp.	42,191	2,429
State Street Corp.	34,525	2,362
BB&T Corp.	56,719	2,307
The Chubb Corp.	42,558	2,304
Charles Schwab Corp.	111,380	2,286
Countrywide Financial Corp.	61,033	2,219
Simon Property
Group, Inc. REIT	22,847	2,126
ACE Ltd.	33,735	2,109
Fifth Third Bancorp	51,767	2,059
Lincoln National Corp.	28,670	2,034
Loews Corp.	39,401	2,009
National City Corp.	59,500	1,983
The Chicago
Mercantile Exchange	3,598	1,923
Mellon Financial Corp.	43,025	1,893
Marsh & McLennan Cos., Inc.	57,007	1,760
Progressive Corp. of Ohio	73,017	1,747
Bear Stearns Co., Inc.	11,809	1,653
The Principal
Financial Group, Inc.	27,791	1,620
Genworth Financial Inc.	46,728	1,607
XL Capital Ltd. Class A	18,640	1,571
Vornado Realty Trust REIT	14,092	1,548
Moody’s Corp.	24,626	1,532
ProLogis REIT	25,572	1,455
KeyCorp	41,249	1,416
Ameriprise Financial, Inc.	22,260	1,415
Equity Residential REIT	30,169	1,377
T. Rowe Price Group Inc.	26,042	1,351
Legg Mason Inc.	13,657	1,344
Archstone-Smith Trust REIT	22,609	1,336
Northern Trust Corp.	20,384	1,309
Host Hotels &
Resorts Inc. REIT	55,638	1,286
Boston Properties, Inc. REIT	12,058	1,231
Aon Corp.	28,834	1,229
General Growth
Properties Inc. REIT	22,458	1,189
Marshall & Ilsley Corp.	23,693	1,128

7

			Market
			Value•
		Shares	($000)
	CIT Group Inc.	20,526	1,125
	Nymex Holdings Inc.	8,153	1,024
	NYSE Euronext	13,812	1,017
	Public Storage, Inc. REIT	13,179	1,012
*	E*TRADE Financial Corp.	43,984	972
	Comerica, Inc.	16,327	971
	Avalonbay
	Communities, Inc. REIT	8,094	962
	Ambac Financial Group, Inc.	10,922	952
	Unum Group	35,272	921
	Compass Bancshares Inc.	13,346	921
	Kimco Realty Corp. REIT	23,161	882
	MBIA, Inc.	13,955	868
	Zions Bancorp	11,011	847
	Sovereign Bancorp, Inc.	39,195	829
	Synovus Financial Corp.	26,978	828
*	CBOT Holdings, Inc. Class A	3,812	788
*	CB Richard Ellis Group, Inc.	21,045	768
	Plum Creek
	Timber Co. Inc. REIT	18,249	760
	American Capital
	Strategies, Ltd.	17,828	758
	SL Green Realty Corp. REIT	6,105	756
	Everest Re Group, Ltd.	6,737	732
	M & T Bank Corp.	6,835	731
	Willis Group Holdings Ltd.	16,206	714
	Cincinnati Financial Corp.	16,204	703
	Torchmark Corp.	10,178	682
	Commerce Bancorp, Inc.	18,317	678
	Safeco Corp.	10,871	677
	Hudson City Bancorp, Inc.	54,651	668
	A.G. Edwards, Inc.	7,823	661
*	IntercontinentalExchange Inc.	4,330	640
	Assurant, Inc.	10,857	640
	The Macerich Co. REIT	7,380	608
	Health Care Properties
	Investors REIT	20,725	600
	Developers Diversified
	Realty Corp. REIT	11,211	591
	Leucadia National Corp.	16,705	589
	iStar Financial Inc. REIT	13,038	578
	Axis Capital Holdings Ltd.	14,037	571
*	TD Ameritrade Holding Corp.	27,739	555
	Janus Capital Group Inc.	19,727	549
	W.R. Berkley Corp.	16,851	548
	Eaton Vance Corp.	12,319	544
	People’s United Financial Inc.	30,659	544
	AMB Property Corp. REIT	10,193	542
	White Mountains

8

			Market
			Value•
		Shares	($000)
	Insurance Group Inc.	891	540
	Huntington Bancshares Inc.	23,019	523
	Fidelity National
	Financial, Inc. Class A	21,593	512
	Nuveen Investments, Inc.
	Class A	8,182	509
	Apartment Investment &
	Management Co.
	Class A REIT	9,990	504
	Regency Centers Corp. REIT	7,138	503
	First Horizon National Corp.	12,894	503
	Duke Realty Corp. REIT	14,016	500
	New York Community
	Bancorp, Inc.	28,833	491
	MGIC Investment Corp.	8,562	487
	Ventas, Inc. REIT	13,398	486
	^Allied Capital Corp.	15,667	485
	Old Republic
	International Corp.	22,689	482
*	Markel Corp.	984	477
	PartnerRe Ltd.	5,892	457
	SEI Investments Co.	15,346	446
	Radian Group, Inc.	8,244	445
	Federal Realty
	Investment Trust REIT	5,762	445
	Popular, Inc.	27,241	438
	RenaissanceRe Holdings Ltd.	7,046	437
	Investors Financial
	Services Corp.	6,851	423
	First American Corp.	8,454	418
	Liberty Property Trust REIT	9,332	410
	Associated Banc-Corp.	12,495	409
	The PMI Group Inc.	9,034	404
	Hospitality Properties
	Trust REIT	9,566	397
	Forest City Enterprise Class A	6,379	392
	Camden Property Trust REIT	5,802	389
	HCC Insurance Holdings, Inc.	11,557	386
	Colonial BancGroup, Inc.	15,348	383
	Federated Investors, Inc.	9,683	371
	UDR, Inc. REIT	13,925	366
	Nationwide Financial
	Services, Inc.	5,564	352
	UnionBanCal Corp.	5,708	341
*	Arch Capital Group Ltd.	4,647	337
	TCF Financial Corp.	12,106	337
	The St. Joe Co.	7,262	337
	Protective Life Corp.	6,886	329
	Weingarten Realty

9

			Market
			Value•
		Shares	($000)
	Investors REIT	7,953	327
*	AmeriCredit Corp.	12,013	319
	City National Corp.	4,133	314
	Brown & Brown, Inc.	12,297	309
	CapitalSource Inc. REIT	11,984	295
	Erie Indemnity Co. Class A	5,386	291
	Commerce Bancshares, Inc.	6,129	278
	The First Marblehead Corp.	6,766	261
*	Nasdaq Stock Market Inc.	8,675	258
	American Financial Group, Inc.	7,331	250
	Unitrin, Inc.	4,836	238
	Astoria Financial Corp.	9,104	228
	Transatlantic Holdings, Inc.	2,679	191
	Mercury General Corp.	2,767	152
	BOK Financial Corp.	2,364	126
	Student Loan Corp.	407	83
			316,501
Health Care (11.6%)
	Pfizer Inc.	745,333	19,058
	Johnson & Johnson	299,083	18,429
	Merck & Co., Inc.	224,433	11,177
	Abbott Laboratories	159,516	8,542
	Wyeth	139,096	7,976
	UnitedHealth Group Inc.	139,306	7,124
*	Amgen, Inc.	120,610	6,668
	Bristol-Myers Squibb Co.	208,776	6,589
	Medtronic, Inc.	119,330	6,188
	Eli Lilly & Co.	105,302	5,884
*	WellPoint Inc.	63,305	5,054
	Schering-Plough Corp.	153,157	4,662
	Baxter International, Inc.	67,664	3,812
*	Genentech, Inc.	49,027	3,709
*	Gilead Sciences, Inc.	95,054	3,685
	Cardinal Health, Inc.	41,330	2,920
	Aetna Inc.	53,336	2,635
*	Medco Health Solutions, Inc.	29,822	2,326
*	Celgene Corp.	38,437	2,204
*	Thermo Fisher Scientific, Inc.	42,127	2,179
*	Zimmer Holdings, Inc.	24,648	2,092
*	Boston Scientific Corp.	129,406	1,985
*	Biogen Idec Inc.	35,709	1,910
	Becton, Dickinson & Co.	25,275	1,883
	Stryker Corp.	29,494	1,861
	Allergan, Inc.	31,824	1,834
	McKesson Corp.	30,547	1,822
*	Genzyme Corp.	27,205	1,752
	CIGNA Corp.	31,820	1,662
*	St. Jude Medical, Inc.	36,552	1,517
*	Forest Laboratories, Inc.	32,939	1,504

10

			Market
			Value•
		Shares	($000)
*	Express Scripts Inc.	23,908	1,196
	Biomet, Inc.	24,163	1,105
*	Humana Inc.	17,256	1,051
*	Laboratory Corp. of
	America Holdings	12,945	1,013
	AmerisourceBergen Corp.	19,522	966
*	Coventry Health Care Inc.	16,421	947
	Quest Diagnostics, Inc.	17,114	884
	C.R. Bard, Inc.	10,621	878
	IMS Health, Inc.	20,064	645
*	Health Net Inc.	12,054	636
*	Hospira, Inc.	16,025	626
*	Waters Corp.	10,496	623
	Applera Corp.–Applied
	Biosystems Group	19,040	581
*	DaVita, Inc.	10,744	579
	DENTSPLY International Inc.	14,919	571
*	Varian Medical Systems, Inc.	13,205	561
*	Amylin Pharmaceuticals, Inc.	13,502	556
*	Intuitive Surgical, Inc.	3,876	538
*	Barr Pharmaceuticals Inc.	10,392	522
*	King Pharmaceuticals, Inc.	24,996	511
*	Cephalon, Inc.	6,332	509
	Manor Care, Inc.	7,540	492
*	Triad Hospitals, Inc.	9,156	492
*	Henry Schein, Inc.	9,163	490
*	Endo Pharmaceuticals
	Holdings, Inc.	13,761	471
*	Sepracor Inc.	11,246	461
	Mylan Laboratories, Inc.	25,178	458
*	Covance, Inc.	6,663	457
	Omnicare, Inc.	12,598	454
*	Patterson Cos.	11,506	429
*	Millipore Corp.	5,578	419
	Pharmaceutical Product
	Development, Inc.	10,851	415
	Beckman Coulter, Inc.	6,375	412
	Hillenbrand Industries, Inc.	6,077	395
*	Community Health
	Systems, Inc.	9,746	394
	Bausch & Lomb, Inc.	5,654	393
*	Lincare Holdings, Inc.	9,596	382
*	Cerner Corp.	6,810	378
*	Vertex Pharmaceuticals, Inc.	12,991	371
*	Invitrogen Corp.	4,968	366
*	Charles River
	Laboratories, Inc.	6,921	357
*	Millennium
	Pharmaceuticals, Inc.	31,998	338

11

			Market
			Value•
		Shares	($000)
*	Watson Pharmaceuticals, Inc.	10,128	329
*	Tenet Healthcare Corp.	48,448	315
*	Kinetic Concepts, Inc.	5,521	287
	Health Management
	Associates Class A	24,733	281
*	ImClone Systems, Inc.	6,056	214
*	Warner Chilcott Ltd.	10,284	186
	Brookdale Senior Living Inc.	3,647	166
*	Abraxis Bioscience, Inc.	3,430	76
			176,819
Industrials (10.9%)
	General Electric Co.	1,062,833	40,685
	The Boeing Co.	77,462	7,449
	United Technologies Corp.	97,692	6,929
	Tyco International Ltd.	204,314	6,904
	3M Co.	72,042	6,253
	Caterpillar, Inc.	66,706	5,223
	United Parcel Service, Inc.	68,766	5,020
	Honeywell International Inc.	78,523	4,419
	Emerson Electric Co.	82,453	3,859
	Lockheed Martin Corp.	37,138	3,496
	FedEx Corp.	30,140	3,345
	Burlington Northern
	Santa Fe Corp.	37,151	3,163
	Union Pacific Corp.	26,629	3,066
	Deere & Co.	23,425	2,828
	General Dynamics Corp.	35,630	2,787
	Northrop Grumman Corp.	34,434	2,681
	Illinois Tool Works, Inc.	49,102	2,661
	Raytheon Co.	46,085	2,484
	Norfolk Southern Corp.	41,058	2,158
	Waste Management, Inc.	55,088	2,151
	PACCAR, Inc.	24,339	2,118
	CSX Corp.	45,100	2,033
	Danaher Corp.	25,447	1,921
	Ingersoll-Rand Co.	31,703	1,738
	Precision Castparts Corp.	14,165	1,719
	Eaton Corp.	15,432	1,435
	Textron, Inc.	11,636	1,281
	L-3 Communications
	Holdings, Inc.	12,942	1,260
	ITT Industries, Inc.	18,134	1,238
	Rockwell Collins, Inc.	17,399	1,229
	Southwest Airlines Co.	81,632	1,217
	Parker Hannifin Corp.	11,945	1,170
	Masco Corp.	40,841	1,163
	Rockwell Automation, Inc.	16,292	1,131
	American Standard Cos., Inc.	18,689	1,102
	Dover Corp.	21,057	1,077

12

			Market
			Value•
		Shares	($000)
	Cooper Industries, Inc.
	Class A	18,831	1,075
	Pitney Bowes, Inc.	22,930	1,074
	Cummins Inc.	10,293	1,042
	Fluor Corp.	9,144	1,018
	R.R. Donnelley & Sons Co.	22,364	973
*	McDermott International, Inc.	11,436	951
	Expeditors International of
	Washington, Inc.	22,081	912
	C.H. Robinson Worldwide Inc.	17,099	898
*	Terex Corp.	10,470	851
	Manpower Inc.	8,814	813
*	Foster Wheeler Ltd.	7,121	762
	Goodrich Corp.	12,346	735
	Joy Global Inc.	12,223	713
*	Jacobs Engineering Group Inc.	12,242	704
	W.W. Grainger, Inc.	7,419	690
	Avery Dennison Corp.	10,236	680
	Equifax, Inc.	15,215	676
*	AMR Corp.	24,679	650
	The Dun & Bradstreet Corp.	6,314	650
	Republic Services, Inc.
	Class A	19,996	613
	Robert Half International, Inc.	16,433	600
	Pall Corp.	12,752	586
	Cintas Corp.	14,814	584
	Fastenal Co.	13,292	556
	SPX Corp.	5,913	519
	Roper Industries Inc.	9,021	515
*	Monster Worldwide Inc.	12,123	498
	Oshkosh Truck Corp.	7,614	479
*	UAL Corp.	11,523	468
*	Allied Waste Industries, Inc.	34,237	461
*	KBR Inc.	17,277	453
	Ametek, Inc.	10,942	434
*	Hertz Global Holdings Inc.	14,900	396
	Pentair, Inc.	9,736	376
*	USG Corp.	7,652	375
*	Spirit Aerosystems
	Holdings Inc.	10,393	375
*	ChoicePoint Inc.	8,250	350
	J.B. Hunt Transport
	Services, Inc.	10,482	307
*	Owens Corning Inc.	8,198	276
	The Corporate Executive
	Board Co.	4,027	261
*	US Airways Group Inc.	8,571	259
*	First Solar, Inc.	2,858	255
			166,256

13

			Market
			Value•
		Shares	($000)
Information Technology (15.4%)
	Microsoft Corp.	910,892	26,844
*	Cisco Systems, Inc.	624,291	17,387
	International Business
	Machines Corp.	155,622	16,379
	Intel Corp.	596,086	14,163
	Hewlett-Packard Co.	279,071	12,452
*	Google Inc.	23,089	12,084
*	Apple Computer, Inc.	89,111	10,875
*	Oracle Corp.	428,547	8,447
	QUALCOMM Inc.	171,142	7,426
*	Dell Inc.	211,289	6,032
	Texas Instruments, Inc.	153,317	5,769
	Motorola, Inc.	249,952	4,424
*	Corning, Inc.	162,192	4,144
*	EMC Corp.	227,450	4,117
*	eBay Inc.	115,252	3,709
*	Yahoo! Inc.	126,093	3,421
	Applied Materials, Inc.	144,317	2,868
	Automatic Data
	Processing, Inc.	56,862	2,756
	Accenture Ltd.	60,901	2,612
	First Data Corp.	77,721	2,539
*	Adobe Systems, Inc.	60,767	2,440
*	Sun Microsystems, Inc.	372,111	1,957
*	Symantec Corp.	95,519	1,929
*	Xerox Corp.	98,058	1,812
	Western Union Co.	79,799	1,662
*	Agilent Technologies, Inc.	41,935	1,612
*	Electronic Arts Inc.	32,110	1,519
	Electronic Data
	Systems Corp.	53,378	1,480
*	NVIDIA Corp.	34,960	1,444
*	Broadcom Corp.	48,843	1,429
*	Juniper Networks, Inc.	55,429	1,395
	Paychex, Inc.	35,489	1,388
	Analog Devices, Inc.	34,533	1,300
	Seagate Technology	56,759	1,236
	MasterCard, Inc. Class A	6,998	1,161
*	SanDisk Corp.	23,227	1,137
	KLA-Tencor Corp.	20,649	1,135
	CA, Inc.	43,703	1,129
*	Network Appliance, Inc.	38,625	1,128
*	MEMC Electronic
	Materials, Inc.	18,415	1,126
*	Autodesk, Inc.	23,834	1,122
	Linear Technology Corp.	30,952	1,120
*	Cognizant Technology
	Solutions Corp.	14,792	1,111

14

			Market
			Value•
		Shares	($000)
	Maxim Integrated
	Products, Inc.	33,228	1,110
	Fidelity National
	Information Services, Inc.	19,616	1,065
*	Computer Sciences Corp.	17,698	1,047
*	Intuit, Inc.	33,995	1,023
*	Micron Technology, Inc.	78,126	979
*	NCR Corp.	18,377	966
*	Fiserv, Inc.	16,965	964
*	Marvell Technology Group Ltd.	51,417	936
	National Semiconductor Corp.	33,035	934
	Xilinx, Inc.	34,416	921
	Microchip Technology, Inc.	22,237	824
	Altera Corp.	36,906	817
*	Advanced Micro Devices, Inc.	56,805	812
*	VeriSign, Inc.	25,187	799
*	Avaya Inc.	46,988	791
*	Akamai Technologies, Inc.	15,719	765
	Harris Corp.	13,860	756
*	LAM Research Corp.	14,582	750
*	Flextronics International Ltd.	62,497	675
	Amphenol Corp.	18,331	653
*	BMC Software, Inc.	21,140	641
*	Cadence Design
	Systems, Inc.	28,865	634
*	Citrix Systems, Inc.	18,619	627
*	Avnet, Inc.	15,276	606
*	LSI Corp.	79,436	597
*	McAfee Inc.	16,456	579
*	BEA Systems, Inc.	40,359	553
*	CDW Corp.	6,441	547
*	Alliance Data Systems Corp.	7,037	544
*	Affiliated Computer
	Services, Inc. Class A	9,518	540
*	Activision, Inc.	28,886	539
*	Iron Mountain, Inc.	19,438	508
*	Ceridian Corp.	14,438	505
*	Lexmark International, Inc.	10,140	500
*	Arrow Electronics, Inc.	12,721	489
*	Tellabs, Inc.	42,718	460
	Intersil Corp.	14,231	448
*	Western Digital Corp.	22,835	442
*	DST Systems, Inc.	5,518	437
	Jabil Circuit, Inc.	19,666	434
*	NAVTEQ Corp.	10,094	427
*	Red Hat, Inc.	18,811	419
*	salesforce.com, Inc.	9,388	402
*	Compuware Corp.	33,341	395
*	Novellus Systems, Inc.	12,759	362

15

			Market
			Value•
		Shares	($000)
*	Hewitt Associates, Inc.	10,850	347
*	Teradyne, Inc.	19,700	346
*	Ingram Micro, Inc. Class A	15,765	342
*	Solectron Corp.	92,912	342
*	CheckFree Corp.	7,629	307
*	JDS Uniphase Corp.	21,111	284
*	Zebra Technologies Corp.
	Class A	7,281	282
*	QLogic Corp.	16,300	271
	Molex, Inc. Class A	8,170	217
	Molex, Inc.	6,574	197
	Total System Services, Inc.	4,128	122
	AVX Corp.	5,293	89
			234,588
Materials (3.3%)
	E.I. du Pont de
	Nemours & Co.	95,525	4,856
	Dow Chemical Co.	99,173	4,385
	Monsanto Co.	56,170	3,794
	Alcoa Inc.	89,810	3,640
	Freeport-McMoRan
	Copper & Gold, Inc. Class B	38,818	3,215
	Praxair, Inc.	33,345	2,401
	Nucor Corp.	31,203	1,830
	Newmont Mining Corp.
	(Holding Co.)	46,616	1,821
	Air Products & Chemicals, Inc.	22,427	1,802
	International Paper Co.	44,688	1,745
	Weyerhaeuser Co.	21,787	1,720
	United States Steel Corp.	12,284	1,336
	PPG Industries, Inc.	16,997	1,294
	Vulcan Materials Co.	9,880	1,132
	Allegheny Technologies Inc.	9,397	986
	Lyondell Chemical Co.	23,215	862
	Ecolab, Inc.	19,399	828
	Rohm & Haas Co.	14,641	801
	Martin Marietta Materials, Inc.	4,651	754
	Temple-Inland Inc.	10,846	667
	MeadWestvaco Corp.	18,660	659
*	The Mosaic Co.	15,824	617
*	Domtar Corp.	53,317	595
	Sigma-Aldrich Corp.	13,617	581
	Celanese Corp. Series A	14,655	568
*	Owens-Illinois, Inc.	15,848	555
	Eastman Chemical Co.	8,605	554
	Sealed Air Corp.	16,740	519
	Ball Corp.	9,543	507
	International Flavors &
	Fragrances, Inc.	8,408	438

16

			Market
			Value•
		Shares	($000)
*	Pactiv Corp.	13,717	437
	Sonoco Products Co.	9,816	420
*	Crown Holdings, Inc.	16,825	420
	Steel Dynamics, Inc.	9,394	394
	Ashland, Inc.	5,787	370
	Bemis Co., Inc.	10,789	358
*	Smurfit-Stone Container Corp.	26,199	349
	Florida Rock Industries, Inc.	5,161	348
	Albemarle Corp.	8,259	318
*	Titanium Metals Corp.	8,332	266
	Huntsman Corp.	10,252	249
			49,391
Telecommunication Services (3.8%)
	AT&T Inc.	645,442	26,786
	Verizon Communications Inc.	300,999	12,392
	Sprint Nextel Corp.	287,149	5,947
	Alltel Corp.	37,227	2,515
*	American Tower Corp.
	Class A	43,981	1,847
*	Qwest Communications
	International Inc.	164,090	1,592
*	NII Holdings Inc.	15,076	1,217
*	Crown Castle
	International Corp.	27,030	980
	Embarq Corp.	15,423	977
	Windstream Corp.	49,362	729
*	Level 3 Communications, Inc.	114,396	669
	CenturyTel, Inc.	11,265	553
	Citizens Communications Co.	35,072	536
*	Leap Wireless
	International, Inc.	5,575	471
	Telephone & Data
	Systems, Inc.	5,333	334
	Telephone & Data Systems,
	Inc.–Special Common Shares	5,408	311
*	U.S. Cellular Corp.	1,672	151
			58,007
Utilities (3.7%)
	Exelon Corp.	69,266	5,029
	Dominion Resources, Inc.	36,600	3,159
	TXU Corp.	45,107	3,036
	Southern Co.	77,312	2,651
	Duke Energy Corp.	129,651	2,373
	Public Service Enterprise
	Group, Inc.	26,139	2,294
	FPL Group, Inc.	39,762	2,256
	Entergy Corp.	21,013	2,256
	FirstEnergy Corp.	31,484	2,038
	PPL Corp.	39,459	1,846

17

			Market
			Value•
		Shares	($000)
	American Electric
	Power Co., Inc.	40,947	1,844
	Edison International	31,930	1,792
	PG&E Corp.	36,923	1,673
	Constellation Energy
	Group, Inc.	18,729	1,633
	Sempra Energy	25,857	1,532
*	AES Corp.	68,528	1,499
	Consolidated Edison Inc.	28,040	1,265
	Progress Energy, Inc.	25,209	1,149
*	Mirant Corp.	26,384	1,125
	Ameren Corp.	21,295	1,044
*	NRG Energy, Inc.	23,950	996
	Questar Corp.	17,735	937
	DTE Energy Co.	18,348	885
*	Allegheny Energy, Inc.	17,040	882
	Xcel Energy, Inc.	42,289	866
*	Reliant Energy, Inc.	31,775	856
	KeySpan Corp.	18,248	766
	Equitable Resources, Inc.	11,888	589
	NiSource, Inc.	28,354	587
	Pepco Holdings, Inc.	19,821	559
	ONEOK, Inc.	10,808	545
	Wisconsin Energy Corp.	12,092	535
	CenterPoint Energy Inc.	30,543	531
*	Dynegy, Inc.	50,881	480
	MDU Resources Group, Inc.	16,765	470
	Alliant Energy Corp.	12,092	470
	Northeast Utilities	16,010	454
	SCANA Corp.	11,361	435
	Energy East Corp.	16,189	422
	Pinnacle West Capital Corp.	10,315	411
	Integrys Energy Group, Inc.	7,710	391
	TECO Energy, Inc.	21,562	370
	NSTAR	11,056	359
	DPL Inc.	11,741	333
			55,623
Total Common Stocks
(Cost $1,389,164)			1,514,749
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.7%)
[2]	Vanguard Market Liquidity
	Fund, 5.281%	9,103,296	9,103
[2]	Vanguard Market Liquidity
	Fund, 5.281%—Note E	1,855,200	1,855

18

	Face
	Amount
	($000)
U.S. Agency Obligation (0.0%)
[3]	Federal National Mortgage Assn.
[4] 5.192%, 7/25/07	300	299
Total Temporary Cash Investments
(Cost $11,257)		11,257
Total Investments (100.4%)
(Cost $1,400,421)		1,526,006
Other Assets and Liabilities (–0.4%)
Other Assets—Note B		2,952
Liabilities—Note E		(9,529)
		(6,577)
Net Assets (100%)		1,519,429

19

At June 30, 2007, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	1,393,051
Undistributed Net Investment Income	520
Accumulated Net Realized Gains	281
Unrealized Appreciation
Investment Securities	125,585
Futures Contracts	(8)
Net Assets	1,519,429

Investor Shares—Net Assets
Applicable to 10,888,944 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	294,761
Net Asset Value Per Share—
Investor Shares	$27.07

Admiral Shares—Net Assets
Applicable to 6,895,652 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	233,381
Net Asset Value Per Share—
Admiral Shares	$33.84

Institutional Shares—Net Assets
Applicable to 700,070 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	97,509
Net Asset Value Per Share—
Institutional Shares	$139.29

ETF Shares—Net Assets
Applicable to 13,337,215 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	893,778
Net Asset Value Per Share—
ETF Shares	$67.01

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets. See Note C in Notes to Financial Statements.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4  Securities with a value of $299,000 have been segregated as initial margin for open futures contracts.

5  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

20

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© 2007 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

F03072 082007

Vanguard® U.S. Stock Index Funds

Total Stock Market Index Fund

Statement of Net Assets—Investments Summary (unaudited)

As of June 30, 2007

This Statement should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com® and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Home Depot, Inc.	12,020,151	472,993	0.5%
Time Warner, Inc.	22,472,721	472,826	0.5%
* Comcast Corp. Class A	16,477,525	463,348	0.4%
The Walt Disney Co.	11,461,484	391,295	0.4%
McDonald’s Corp.	7,088,312	359,803	0.4%
† Other—Consumer Discretionary		9,052,823	9.0%
		11,213,088	11.2%
Consumer Staples
The Procter & Gamble Co.	18,584,349	1,137,176	1.1%
Altria Group, Inc.	12,351,254	866,317	0.9%
Wal-Mart Stores, Inc.	14,729,103	708,617	0.7%
The Coca-Cola Co.	12,272,788	641,990	0.7%
PepsiCo, Inc.	9,645,980	625,542	0.6%
† Other—Consumer Staples		3,987,216	4.0%
		7,966,858	8.0%
Energy
ExxonMobil Corp.	33,742,207	2,830,296	2.8%
Chevron Corp.	12,839,604	1,081,608	1.1%
ConocoPhillips Co.	9,199,201	722,137	0.7%
Schlumberger Ltd.	6,941,320	589,596	0.6%
† Other—Energy		4,922,516	4.9%
		10,146,153	10.1%
Financials
Citigroup, Inc.	28,874,442	1,480,970	1.5%

1

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Bank of America Corp.	26,257,271	1,283,718	1.3%
JPMorgan Chase & Co.	20,388,505	987,823	1.0%
American International Group, Inc.	13,014,897	911,433	0.9%
Wells Fargo & Co.	18,763,556	659,914	0.6%
Wachovia Corp.	11,214,123	574,724	0.6%
The Goldman Sachs Group, Inc.	2,188,967	474,459	0.5%
Morgan Stanley	5,643,053	473,339	0.5%
Merrill Lynch & Co., Inc.	4,933,345	412,329	0.4%
American Express Co.	6,343,369	388,087	0.4%
Fannie Mae	5,742,788	375,176	0.4%
Student Loan Corp.	23,047	4,699	0.0%
† Other—Financials		12,512,665	12.5%
		20,539,336	20.6%
Health Care
Pfizer Inc.	42,467,520	1,085,894	1.1%
Johnson & Johnson	17,045,332	1,050,333	1.0%
Merck & Co., Inc.	12,786,619	636,774	0.6%
Abbott Laboratories	9,088,335	486,680	0.5%
Wyeth	7,928,543	454,623	0.5%
UnitedHealth Group Inc.	7,933,404	405,714	0.4%
* Amgen, Inc.	6,870,529	379,872	0.4%
Bristol-Myers Squibb Co.	11,894,241	375,382	0.4%
Medtronic, Inc.	6,794,402	352,358	0.3%
† Other—Health Care		6,305,478	6.3%
		11,533,108	11.5%
Industrials
General Electric Co.	60,564,725	2,318,418	2.3%
The Boeing Co.	4,416,142	424,656	0.4%
United Technologies Corp.	5,565,242	394,743	0.4%
Tyco International Ltd.	11,639,951	393,314	0.4%
3M Co.	4,106,352	356,390	0.4%
† Other—Industrials		7,750,679	7.7%
		11,638,200	11.6%
Information Technology
Microsoft Corp.	51,906,513	1,529,685	1.5%
* Cisco Systems, Inc.	35,574,108	990,739	1.0%
International Business Machines Corp.	8,867,120	933,264	1.0%
Intel Corp.	33,966,060	807,034	0.8%
Hewlett-Packard Co.	15,905,309	709,695	0.7%
* Google Inc.	1,315,669	688,595	0.7%
* Apple Computer, Inc.	5,076,308	619,513	0.6%
* Oracle Corp.	24,417,286	481,265	0.5%
QUALCOMM Inc.	9,756,471	423,333	0.4%
† Other—Information Technology		8,402,255	8.4%
		15,585,378	15.6%

† Materials		3,563,454	3.6%

Telecommunication Services
AT&T Inc.	36,776,217	1,526,213	1.5%
Verizon Communications Inc.	17,150,954	706,105	0.7%

2

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
† Other—Telecommunication Services		1,224,408	1.3%
		3,456,726	3.5%

† Utilities		3,655,574	3.7%

Total Common Stocks (Cost $75,147,784)		99,297,875	99.4%[1]
Temporary Cash Investments
Money Market Fund
[2] Vanguard Market Liquidity Fund,
5.281%—Note E	1,230,484,261	1,230,484	1.2%
[2] Vanguard Market Liquidity Fund, 5.281%	738,927,702	738,928	0.8%
		1,969,412	2.0%[1]
†[3]U.S. Agency Obligation		24,975	0.0%
Total Temporary Cash Investments (Cost $1,994,383)		1,994,387	2.0%
Total Investments (Cost $77,142,167)		101,292,262	101.4%
Other Assets and Liabilities
Other Assets—Note B		314,923	0.3%
Liabilities—Note E		(1,665,511)	(1.7%)
		(1,350,588)	(1.4%)
Net Assets (100%)		99,941,674	100.0%

3

At June 30, 2007, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	77,800,786
Overdistributed Net Investment Income	(20,913)
Accumulated Net Realized Losses	(1,981,381)
Unrealized Appreciation (Depreciation)
Investment Securities	24,150,095
Futures Contracts	(6,913)
Net Assets	99,941,674

Investor Shares—Net Assets
Applicable to 1,272,241,453 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	46,261,073
Net Asset Value Per Share—Investor Shares	$36.36

Admiral Shares—Net Assets
Applicable to 842,441,867 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	30,634,261
Net Asset Value Per Share—Admiral Shares	$36.36

Signal Shares—Net Assets
Applicable to 21,211,518 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	744,443
Net Asset Value Per Share—Signal Shares	$35.10
($000)
Institutional Shares—Net Assets
Applicable to 377,759,538 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	13,738,835
Net Asset Value Per Share—Institutional Shares	$36.37

ETF Shares—Net Assets
Applicable to 57,314,701 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	8,563,062
Net Asset Value Per Share—ETF Shares	$149.40

4

Item 2: Not Applicable

Item 3: Not Applicable

Item 4: Not Applicable

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable.

Item 11: Controls and Procedures

        (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

        (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant‘s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 13, 2007

VANGUARD INDEX FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 13, 2007

*By Power of Attorney, Filed on August 22, 2007, see File Number 333-145624. Incorporated by Reference.